UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

December 31, 2015

FRX-X35-QTLY-0216
1.906847.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $658,305,408)	14,372,283	843,365,543

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $26,100,740)	3,661,383	18,050,617

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $394,825,021)	35,331,314	368,858,915

Bond Funds - 10.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $139,348,447)	12,048,498	138,437,246
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,218,579,616)		1,368,712,321
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,242)
NET ASSETS - 100%		$1,368,644,079

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$16,346,430	$6,943,731	$1,204,446	$--	$18,050,617
Fidelity Series Global ex U.S. Index Fund	347,263,824	95,087,458	28,208,480	9,262,380	368,858,915
Spartan Total Market Index Fund Class F	788,799,598	156,549,175	68,969,826	15,896,052	843,365,543
Spartan U.S. Bond Index Fund Class F	129,758,913	34,148,878	21,383,082	2,545,401	138,437,246
Total	$1,282,168,765	$292,729,242	$119,765,834	$ 27,703,833	$1,368,712,321

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,226,666,005. Net unrealized appreciation aggregated $142,046,316, of which $190,414,173 related to appreciated investment securities and $48,367,857 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

December 31, 2015

AFF5-QTLY-0216
1.811311.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	566,868	$6,354,593
Fidelity Advisor Series Equity-Income Fund (a)	997,210	11,348,249
Fidelity Advisor Series Growth & Income Fund (a)	632,062	7,799,640
Fidelity Advisor Series Growth Opportunities Fund (a)	384,823	4,156,092
Fidelity Advisor Series Opportunistic Insights Fund (a)	390,284	5,854,263
Fidelity Advisor Series Small Cap Fund (a)	299,254	3,085,308
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	681,867	7,520,998
Fidelity Series 100 Index Fund (a)	256,517	3,424,496
Fidelity Series 1000 Value Index Fund (a)	123,031	1,254,915
Fidelity Series All-Sector Equity Fund (a)	588,573	7,527,844
Fidelity Series Commodity Strategy Fund (a)(b)	332,322	1,621,734
Fidelity Series Real Estate Equity Fund (a)	60,980	818,967
Fidelity Series Small Cap Opportunities Fund (a)	307,241	3,760,628
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,882,952)		64,527,727

International Equity Funds - 11.7%
Fidelity Series Emerging Markets Fund (a)	754,215	10,830,524
Fidelity Series International Growth Fund (a)	530,215	7,216,222
Fidelity Series International Small Cap Fund (a)	112,029	1,699,473
Fidelity Series International Value Fund (a)	755,298	7,213,099
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $24,981,404)		26,959,318

Bond Funds - 43.0%
Fidelity Series Emerging Markets Debt Fund (a)	153,087	1,402,280
Fidelity Series Floating Rate High Income Fund (a)	62,450	562,674
Fidelity Series High Income Fund (a)	799,324	6,850,203
Fidelity Series Inflation-Protected Bond Index Fund (a)	787,662	7,506,421
Fidelity Series Investment Grade Bond Fund (a)	7,398,603	81,606,589
Fidelity Series Real Estate Income Fund (a)	104,555	1,119,783
TOTAL BOND FUNDS
(Cost $100,760,715)		99,047,950

Short-Term Funds - 17.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,007,579	10,005,259
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	30,001,863	30,001,863
TOTAL SHORT-TERM FUNDS
(Cost $40,075,315)		40,007,122
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $223,700,386)		230,542,117
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,012)
NET ASSETS - 100%		$230,495,105

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,702,712	$1,705,205	$2,257,775	$9,780	$6,354,593
Fidelity Advisor Series Equity-Income Fund	13,391,307	2,784,592	3,632,752	324,429	11,348,249
Fidelity Advisor Series Growth & Income Fund	9,176,242	2,005,793	2,644,658	165,189	7,799,640
Fidelity Advisor Series Growth Opportunities Fund	7,756,115	1,090,397	4,430,259	24,303	4,156,092
Fidelity Advisor Series Opportunistic Insights Fund	6,158,830	1,923,766	2,091,346	--	5,854,263
Fidelity Advisor Series Short-Term Credit Fund	11,655,433	1,997,395	3,560,289	95,374	10,005,259
Fidelity Advisor Series Small Cap Fund	3,748,964	658,406	945,996	7,659	3,085,308
Fidelity Advisor Series Stock Selector Large Cap Value Fund	8,953,190	2,080,089	2,237,467	120,686	7,520,998
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	27,252,738	9,455,562	6,706,438	34,578	30,001,863
Fidelity Series 100 Index Fund	4,000,617	619,748	1,245,224	77,554	3,424,496
Fidelity Series 1000 Value Index Fund	1,484,482	275,222	394,683	28,749	1,254,915
Fidelity Series All-Sector Equity Fund	8,866,034	1,878,926	2,505,888	71,578	7,527,844
Fidelity Series Commodity Strategy Fund	2,129,392	437,424	553,815	--	1,621,734
Fidelity Series Emerging Markets Debt Fund	1,623,096	219,770	354,825	72,778	1,402,280
Fidelity Series Emerging Markets Fund	10,269,922	4,591,592	2,310,220	131,347	10,830,524
Fidelity Series Floating Rate High Income Fund	1,319,446	110,160	818,813	28,521	562,674
Fidelity Series High Income Fund	8,960,554	1,227,501	2,322,965	354,482	6,850,203
Fidelity Series Inflation-Protected Bond Index Fund	8,054,257	1,585,944	1,960,564	2,539	7,506,421
Fidelity Series International Growth Fund	9,292,472	1,358,602	3,037,348	79,939	7,216,222
Fidelity Series International Small Cap Fund	2,138,851	302,610	684,295	15,284	1,699,473
Fidelity Series International Value Fund	9,228,860	1,398,065	3,000,166	150,539	7,213,099
Fidelity Series Investment Grade Bond Fund	96,759,463	11,984,199	22,881,944	1,916,142	81,606,589
Fidelity Series Real Estate Equity Fund	927,084	224,957	242,749	12,528	818,967
Fidelity Series Real Estate Income Fund	1,292,021	176,877	286,019	50,572	1,119,783
Fidelity Series Small Cap Opportunities Fund	4,501,627	945,527	1,264,424	15,135	3,760,628
Total	$265,643,709	$ 51,038,329	$ 72,370,922	$3,789,685	$230,542,117

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $224,242,709. Net unrealized appreciation aggregated $6,299,408, of which $12,359,651 related to appreciated investment securities and $6,060,243 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

December 31, 2015

F50-QTLY-0216
1.843411.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,910,952	$52,211,211
Fidelity Series 1000 Value Index Fund (a)	2,889,238	29,470,232
Fidelity Series All-Sector Equity Fund (a)	13,205,304	168,895,836
Fidelity Series Blue Chip Growth Fund (a)	10,488,287	119,461,587
Fidelity Series Commodity Strategy Fund (a)(b)	3,191,101	15,572,574
Fidelity Series Equity-Income Fund (a)	19,524,185	221,794,743
Fidelity Series Growth & Income Fund (a)	13,545,933	168,782,321
Fidelity Series Growth Company Fund (a)	16,653,090	214,824,865
Fidelity Series Intrinsic Opportunities Fund (a)	8,743,271	122,056,057
Fidelity Series Opportunistic Insights Fund (a)	7,394,706	110,107,172
Fidelity Series Real Estate Equity Fund (a)	1,569,310	21,075,838
Fidelity Series Small Cap Discovery Fund (a)	2,857,447	27,945,836
Fidelity Series Small Cap Opportunities Fund (a)	7,130,339	87,275,348
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,116,392	142,968,672
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,304,316,250)		1,502,442,292

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	13,483,618	193,624,750
Fidelity Series International Growth Fund (a)	14,923,722	203,111,856
Fidelity Series International Small Cap Fund (a)	3,126,112	47,423,124
Fidelity Series International Value Fund (a)	21,205,840	202,515,773
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $614,285,422)		646,675,503

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,534,396	14,055,072
Fidelity Series Floating Rate High Income Fund (a)	637,273	5,741,831
Fidelity Series High Income Fund (a)	7,754,880	66,459,325
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,180,611	11,251,226
Fidelity Series Investment Grade Bond Fund (a)	1,053,592	11,621,125
Fidelity Series Real Estate Income Fund (a)	1,068,299	11,441,486
TOTAL BOND FUNDS
(Cost $134,219,699)		120,570,065

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	18,429,438	18,429,438
Fidelity Series Short-Term Credit Fund (a)	619,048	6,134,762
TOTAL SHORT-TERM FUNDS
(Cost $24,618,663)		24,564,200
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,077,440,034)		2,294,252,060
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,270
NET ASSETS - 100%		$2,294,253,330

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$15,473,117	$10,861,466	$7,905,145	$22,936	$18,429,438
Fidelity Series 100 Index Fund	52,801,653	7,827,995	8,705,534	1,208,313	52,211,211
Fidelity Series 1000 Value Index Fund	30,095,605	5,855,925	3,728,251	689,944	29,470,232
Fidelity Series All-Sector Equity Fund	175,710,242	33,409,380	23,377,673	1,638,736	168,895,836
Fidelity Series Blue Chip Growth Fund	139,945,042	27,771,264	36,120,123	142,126	119,461,587
Fidelity Series Commodity Strategy Fund	17,873,333	3,134,651	1,622,600	--	15,572,574
Fidelity Series Emerging Markets Debt Fund	14,772,457	1,988,439	1,851,395	703,952	14,055,072
Fidelity Series Emerging Markets Fund	184,803,949	56,891,173	16,110,271	2,364,102	193,624,750
Fidelity Series Equity-Income Fund	229,452,732	41,681,422	25,946,583	5,922,493	221,794,743
Fidelity Series Floating Rate High Income Fund	11,463,362	979,367	6,206,097	272,939	5,741,831
Fidelity Series Growth & Income Fund	174,899,640	30,465,160	22,082,257	3,348,862	168,782,321
Fidelity Series Growth Company Fund	204,397,654	6,865,818	1,533,856	498,414	214,824,865
Fidelity Series High Income Fund	82,371,541	9,444,110	15,391,389	3,425,838	66,459,325
Fidelity Series Inflation-Protected Bond Index Fund	--	11,779,766	395,360	548	11,251,226
Fidelity Series International Growth Fund	213,508,384	26,184,848	25,089,615	2,278,723	203,111,856
Fidelity Series International Small Cap Fund	49,082,171	8,437,486	8,052,656	433,850	47,423,124
Fidelity Series International Value Fund	210,393,105	24,304,763	20,097,519	4,291,116	202,515,773
Fidelity Series Intrinsic Opportunities Fund	116,793,646	19,568,455	4,992,036	1,859,392	122,056,057
Fidelity Series Investment Grade Bond Fund	14,551,304	10,401,580	12,705,230	318,833	11,621,125
Fidelity Series Opportunistic Insights Fund	114,355,587	20,173,521	20,895,209	28,386	110,107,172
Fidelity Series Real Estate Equity Fund	20,148,123	6,105,780	3,079,529	316,892	21,075,838
Fidelity Series Real Estate Income Fund	11,324,294	1,768,567	1,035,881	500,022	11,441,486
Fidelity Series Short-Term Credit Fund	13,596,057	946,386	8,327,381	79,235	6,134,762
Fidelity Series Small Cap Discovery Fund	30,711,446	5,213,314	3,667,922	56,557	27,945,836
Fidelity Series Small Cap Opportunities Fund	94,236,168	16,314,302	13,399,574	343,384	87,275,348
Fidelity Series Stock Selector Large Cap Value Fund	152,540,691	33,306,122	18,128,740	2,363,418	142,968,672
Total	$2,375,301,303	$421,681,060	$310,447,826	$33,109,011	$2,294,252,060

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,084,707,918. Net unrealized appreciation aggregated $209,544,142, of which $289,454,220 related to appreciated investment securities and $79,910,078 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2050 Fund

December 31, 2015

FF-K-50-QTLY-0216
1.907122.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	8,730,532	$116,465,291
Fidelity Series 1000 Value Index Fund Class F (a)	6,428,799	65,573,748
Fidelity Series All-Sector Equity Fund Class F (a)	29,426,747	375,779,561
Fidelity Series Blue Chip Growth Fund Class F (a)	23,339,580	265,837,815
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,063,321	34,822,173
Fidelity Series Equity-Income Fund Class F (a)	43,385,301	493,290,867
Fidelity Series Growth & Income Fund Class F (a)	30,209,665	377,016,625
Fidelity Series Growth Company Fund Class F (a)	35,894,859	463,043,678
Fidelity Series Intrinsic Opportunities Fund Class F (a)	18,730,342	261,662,882
Fidelity Series Opportunistic Insights Fund Class F (a)	16,436,712	245,235,750
Fidelity Series Real Estate Equity Fund Class F (a)	3,520,825	47,284,678
Fidelity Series Small Cap Discovery Fund Class F (a)	6,394,886	62,541,981
Fidelity Series Small Cap Opportunities Fund Class F (a)	15,847,524	195,083,017
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	29,314,779	319,824,241
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,139,373,882)		3,323,462,307

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund Class F (a)	29,770,644	428,399,565
Fidelity Series International Growth Fund Class F (a)	33,015,996	450,008,030
Fidelity Series International Small Cap Fund Class F (a)	6,903,193	104,859,494
Fidelity Series International Value Fund Class F (a)	46,933,032	448,679,784
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,441,742,609)		1,431,946,873

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,389,355	31,046,490
Fidelity Series Floating Rate High Income Fund Class F (a)	1,408,106	12,687,031
Fidelity Series High Income Fund Class F (a)	17,297,500	148,239,574
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	2,577,451	24,588,878
Fidelity Series Investment Grade Bond Fund Class F (a)	2,330,711	25,731,047
Fidelity Series Real Estate Income Fund Class F (a)	2,358,102	25,255,272
TOTAL BOND FUNDS
(Cost $293,385,254)		267,548,292

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	40,327,949	40,327,949
Fidelity Series Short-Term Credit Fund Class F (a)	1,356,109	13,439,042
TOTAL SHORT-TERM FUNDS
(Cost $53,884,916)		53,766,991
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,928,386,661)		5,076,724,463
NET OTHER ASSETS (LIABILITIES) - 0.0%		(198,583)
NET ASSETS - 100%		$5,076,525,880

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$32,968,210	$23,094,876	$15,735,138	$48,618	$40,327,949
Fidelity Series 100 Index Fund Class F	109,743,283	20,426,633	14,349,825	2,685,433	116,465,291
Fidelity Series 1000 Value Index Fund Class F	62,274,188	14,184,793	5,065,829	1,529,537	65,573,748
Fidelity Series All-Sector Equity Fund Class F	360,736,975	86,942,090	35,714,833	4,143,207	375,779,561
Fidelity Series Blue Chip Growth Fund Class F	282,645,207	73,873,708	65,035,271	763,500	265,837,815
Fidelity Series Commodity Strategy Fund Class F	36,593,031	8,317,570	2,051,840	--	34,822,173
Fidelity Series Emerging Markets Debt Fund Class F	30,155,303	5,534,642	2,834,726	1,502,824	31,046,490
Fidelity Series Emerging Markets Fund Class F	377,258,531	140,346,493	21,816,289	5,818,545	428,399,565
Fidelity Series Equity-Income Fund Class F	467,848,127	113,980,031	39,029,719	13,303,304	493,290,867
Fidelity Series Floating Rate High Income Fund Class F	23,463,275	2,752,940	12,473,172	584,269	12,687,031
Fidelity Series Growth & Income Fund Class F	357,942,022	83,239,033	33,792,725	7,661,497	377,016,625
Fidelity Series Growth Company Fund Class F	408,298,916	44,562,012	--	1,823,299	463,043,678
Fidelity Series High Income Fund Class F	167,841,727	26,928,819	25,372,897	7,332,515	148,239,574
Fidelity Series Inflation-Protected Bond Index Fund Class F	72,011	25,321,508	515,900	9,834	24,588,878
Fidelity Series International Growth Fund Class F	436,570,208	75,671,144	36,947,372	5,732,718	450,008,030
Fidelity Series International Small Cap Fund Class F	100,669,089	23,200,454	14,417,786	1,118,301	104,859,494
Fidelity Series International Value Fund Class F	429,984,715	76,096,134	30,946,522	10,130,027	448,679,784
Fidelity Series Intrinsic Opportunities Fund Class F	239,661,253	52,266,416	10,552,524	4,320,859	261,662,882
Fidelity Series Investment Grade Bond Fund Class F	29,157,370	24,413,526	26,551,432	691,722	25,731,047
Fidelity Series Opportunistic Insights Fund Class F	234,718,961	52,167,794	34,017,186	475,164	245,235,750
Fidelity Series Real Estate Equity Fund Class F	42,504,403	14,054,472	4,876,117	761,380	47,284,678
Fidelity Series Real Estate Income Fund Class F	23,142,731	4,846,969	1,443,079	1,086,242	25,255,272
Fidelity Series Short-Term Credit Fund Class F	27,548,384	2,277,585	16,214,916	180,315	13,439,042
Fidelity Series Small Cap Discovery Fund Class F	63,793,950	14,926,217	6,919,070	195,085	62,541,981
Fidelity Series Small Cap Opportunities Fund Class F	196,165,923	44,655,284	24,794,763	1,072,482	195,083,017
Fidelity Series Stock Selector Large Cap Value Fund Class F	313,563,460	85,601,878	26,726,513	5,625,397	319,824,241
Total	$4,855,321,253	$1,139,683,021	$508,195,444	$78,596,074	$5,076,724,463

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $4,937,498,863. Net unrealized appreciation aggregated $139,225,600, of which $362,004,167 related to appreciated investment securities and $222,778,567 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2005 Fund

December 31, 2015

FF-K-05-QTLY-0216
1.907103.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	302,668	$4,037,593
Fidelity Series 1000 Value Index Fund Class F (a)	222,357	2,268,040
Fidelity Series All-Sector Equity Fund Class F (a)	1,023,160	13,065,754
Fidelity Series Blue Chip Growth Fund Class F (a)	811,151	9,239,014
Fidelity Series Commodity Strategy Fund Class F (a)(b)	572,225	2,821,070
Fidelity Series Equity-Income Fund Class F (a)	1,509,486	17,162,859
Fidelity Series Growth & Income Fund Class F (a)	1,041,652	12,999,814
Fidelity Series Growth Company Fund Class F (a)	1,324,974	17,092,161
Fidelity Series Intrinsic Opportunities Fund Class F (a)	689,604	9,633,766
Fidelity Series Opportunistic Insights Fund Class F (a)	571,134	8,521,313
Fidelity Series Real Estate Equity Fund Class F (a)	122,102	1,639,830
Fidelity Series Small Cap Discovery Fund Class F (a)	221,002	2,161,400
Fidelity Series Small Cap Opportunities Fund Class F (a)	547,529	6,740,081
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	1,013,017	11,052,019
TOTAL DOMESTIC EQUITY FUNDS
(Cost $105,360,330)		118,434,714

International Equity Funds - 11.7%
Fidelity Series Emerging Markets Fund Class F (a)	1,373,018	19,757,730
Fidelity Series International Growth Fund Class F (a)	970,257	13,224,603
Fidelity Series International Small Cap Fund Class F (a)	204,651	3,108,645
Fidelity Series International Value Fund Class F (a)	1,382,595	13,217,605
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,896,672)		49,308,583

Bond Funds - 42.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	278,958	2,555,254
Fidelity Series Floating Rate High Income Fund Class F (a)	114,243	1,029,327
Fidelity Series High Income Fund Class F (a)	1,454,651	12,466,360
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,433,317	13,673,844
Fidelity Series Investment Grade Bond Fund Class F (a)	13,533,263	149,407,224
Fidelity Series Real Estate Income Fund Class F (a)	191,130	2,047,005
TOTAL BOND FUNDS
(Cost $188,641,320)		181,179,014

Short-Term Funds - 17.3%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	54,836,184	54,836,184
Fidelity Series Short-Term Credit Fund Class F (a)	1,843,042	18,264,549
TOTAL SHORT-TERM FUNDS
(Cost $73,263,633)		73,100,733
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $413,161,955)		422,023,044
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,825)
NET ASSETS - 100%		$422,006,219

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$40,706,365	$23,951,616	$9,821,796	$62,098	$54,836,184
Fidelity Series 100 Index Fund Class F	4,640,658	707,438	1,363,791	95,067	4,037,593
Fidelity Series 1000 Value Index Fund Class F	2,641,536	501,620	672,737	54,065	2,268,040
Fidelity Series All-Sector Equity Fund Class F	15,136,546	3,175,745	3,990,925	147,247	13,065,754
Fidelity Series Blue Chip Growth Fund Class F	11,713,591	3,373,580	4,885,610	29,090	9,239,014
Fidelity Series Commodity Strategy Fund Class F	3,720,710	502,390	683,085	--	2,821,070
Fidelity Series Emerging Markets Debt Fund Class F	2,968,957	344,913	602,390	134,973	2,555,254
Fidelity Series Emerging Markets Fund Class F	18,607,454	7,408,919	3,218,842	277,011	19,757,730
Fidelity Series Equity-Income Fund Class F	19,810,549	3,964,829	4,838,112	513,253	17,162,859
Fidelity Series Floating Rate High Income Fund Class F	2,326,450	176,296	1,386,759	51,698	1,029,327
Fidelity Series Growth & Income Fund Class F	15,106,529	2,968,060	3,994,848	296,932	12,999,814
Fidelity Series Growth Company Fund Class F	17,227,330	308,879	902,681	67,303	17,092,161
Fidelity Series High Income Fund Class F	16,282,551	1,858,922	3,816,992	659,600	12,466,360
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,271,382	2,473,055	2,753,586	20,009	13,673,844
Fidelity Series International Growth Fund Class F	16,683,302	1,868,102	4,576,707	173,377	13,224,603
Fidelity Series International Small Cap Fund Class F	3,789,422	487,378	1,050,485	34,023	3,108,645
Fidelity Series International Value Fund Class F	16,352,431	1,966,745	4,321,730	306,376	13,217,605
Fidelity Series Intrinsic Opportunities Fund Class F	10,103,160	1,376,382	1,129,069	163,710	9,633,766
Fidelity Series Investment Grade Bond Fund Class F	171,636,281	18,170,472	32,811,028	3,595,346	149,407,224
Fidelity Series Opportunistic Insights Fund Class F	9,839,302	1,797,365	2,898,780	16,872	8,521,313
Fidelity Series Real Estate Equity Fund Class F	1,822,811	448,811	450,177	28,007	1,639,830
Fidelity Series Real Estate Income Fund Class F	2,282,609	279,591	400,644	94,541	2,047,005
Fidelity Series Short-Term Credit Fund Class F	28,958,911	2,489,721	12,986,030	208,485	18,264,549
Fidelity Series Small Cap Discovery Fund Class F	2,697,440	489,795	683,000	8,291	2,161,400
Fidelity Series Small Cap Opportunities Fund Class F	8,014,177	1,565,120	2,063,682	39,639	6,740,081
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,228,304	3,222,905	3,529,764	198,817	11,052,019
Total	$470,568,758	$85,878,649	$109,833,250	$7,275,830	$422,023,044

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $414,329,216. Net unrealized appreciation aggregated $7,693,828, of which $21,215,828 related to appreciated investment securities and $13,522,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

December 31, 2015

AFF40-QTLY-0216
1.811338.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,710,347	$131,272,991
Fidelity Advisor Series Equity-Income Fund (a)	20,626,074	234,724,725
Fidelity Advisor Series Growth & Income Fund (a)	13,089,298	161,521,933
Fidelity Advisor Series Growth Opportunities Fund (a)	7,945,739	85,813,984
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,049,737	120,746,051
Fidelity Advisor Series Small Cap Fund (a)	6,190,789	63,827,030
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,120,398	155,747,989
Fidelity Series 100 Index Fund (a)	5,313,319	70,932,804
Fidelity Series 1000 Value Index Fund (a)	2,546,215	25,971,392
Fidelity Series All-Sector Equity Fund (a)	12,163,717	155,573,938
Fidelity Series Commodity Strategy Fund (a)(b)	2,853,786	13,926,478
Fidelity Series Real Estate Equity Fund (a)	1,250,656	16,796,315
Fidelity Series Small Cap Opportunities Fund (a)	6,338,294	77,580,720
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,209,524,029)		1,314,436,350

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	11,773,828	169,072,169
Fidelity Series International Growth Fund (a)	13,079,318	178,009,525
Fidelity Series International Small Cap Fund (a)	2,746,197	41,659,804
Fidelity Series International Value Fund (a)	18,631,513	177,930,951
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $534,046,554)		566,672,449

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,338,526	12,260,896
Fidelity Series Floating Rate High Income Fund (a)	557,206	5,020,430
Fidelity Series High Income Fund (a)	6,887,784	59,028,307
Fidelity Series Inflation-Protected Bond Index Fund (a)	988,794	9,423,208
Fidelity Series Investment Grade Bond Fund (a)	922,090	10,170,648
Fidelity Series Real Estate Income Fund (a)	939,478	10,061,812
TOTAL BOND FUNDS
(Cost $117,133,431)		105,965,301

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	535,991	5,322,394
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	15,954,176	15,954,176
TOTAL SHORT-TERM FUNDS
(Cost $21,312,859)		21,276,570
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,882,016,873)		2,008,350,670
NET OTHER ASSETS (LIABILITIES) - 0.0%		(407,326)
NET ASSETS - 100%		$2,007,943,344

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,565,060	$21,585,922	$25,465,613	$202,892	$131,272,991
Fidelity Advisor Series Equity-Income Fund	259,592,965	34,580,659	33,939,365	6,499,357	234,724,725
Fidelity Advisor Series Growth & Income Fund	179,678,929	23,049,215	25,319,388	3,300,262	161,521,933
Fidelity Advisor Series Growth Opportunities Fund	135,077,253	14,973,385	57,696,941	504,164	85,813,984
Fidelity Advisor Series Opportunistic Insights Fund	121,206,364	27,529,898	24,476,249	0	120,746,051
Fidelity Advisor Series Short-Term Credit Fund	9,685,199	473,101	4,776,740	62,847	5,322,394
Fidelity Advisor Series Small Cap Fund	74,645,104	9,472,064	12,247,292	161,092	63,827,030
Fidelity Advisor Series Stock Selector Large Cap Value Fund	174,448,993	29,152,649	20,881,113	2,512,771	155,747,989
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	20,743,058	3,782,809	8,571,691	22,049	15,954,176
Fidelity Series 100 Index Fund	77,652,185	7,151,667	14,374,000	1,617,599	70,932,804
Fidelity Series 1000 Value Index Fund	28,957,796	3,447,945	4,016,371	598,581	25,971,392
Fidelity Series All-Sector Equity Fund	175,326,589	21,573,404	25,866,899	1,486,443	155,573,938
Fidelity Series Commodity Strategy Fund	17,242,225	2,496,925	2,401,018	0	13,926,478
Fidelity Series Emerging Markets Debt Fund	14,081,870	1,231,866	2,302,960	632,675	12,260,896
Fidelity Series Emerging Markets Fund	173,453,127	52,090,027	27,778,582	2,085,013	169,072,169
Fidelity Series Floating Rate High Income Fund	10,987,601	548,491	6,077,134	249,011	5,020,430
Fidelity Series High Income Fund	75,792,449	7,469,851	15,304,114	3,085,761	59,028,307
Fidelity Series Inflation-Protected Bond Index Fund	--	9,989,654	454,673	474	9,423,208
Fidelity Series International Growth Fund	204,618,540	17,331,465	33,854,162	1,998,775	178,009,525
Fidelity Series International Small Cap Fund	45,805,043	6,240,290	8,672,267	380,188	41,659,804
Fidelity Series International Value Fund	201,669,613	17,682,047	30,820,352	3,763,965	177,930,951
Fidelity Series Investment Grade Bond Fund	13,175,630	8,552,625	10,978,671	284,148	10,170,648
Fidelity Series Real Estate Equity Fund	18,055,060	4,207,010	3,580,179	257,185	16,796,315
Fidelity Series Real Estate Income Fund	10,898,223	1,065,041	1,343,039	448,188	10,061,812
Fidelity Series Small Cap Opportunities Fund	90,445,593	10,022,861	13,985,430	307,686	77,580,720
Total	$2,264,804,469	$335,700,871	$415,184,243	$30,461,126	$2,008,350,670

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,885,614,402. Net unrealized appreciation aggregated $122,736,268, of which $190,361,579 related to appreciated investment securities and $67,625,311 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2060 Fund

December 31, 2015

FK60-QTLY-0216
1.9858334.101

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	105,312	$1,404,867
Fidelity Series 1000 Value Index Fund Class F (a)	77,513	790,632
Fidelity Series All-Sector Equity Fund Class F (a)	356,485	4,552,315
Fidelity Series Blue Chip Growth Fund Class F (a)	280,856	3,198,954
Fidelity Series Commodity Strategy Fund Class F (a)(b)	89,539	441,425
Fidelity Series Equity-Income Fund Class F (a)	527,100	5,993,125
Fidelity Series Growth & Income Fund Class F (a)	364,430	4,548,084
Fidelity Series Growth Company Fund Class F (a)	393,336	5,074,033
Fidelity Series Intrinsic Opportunities Fund Class F (a)	231,320	3,231,536
Fidelity Series Opportunistic Insights Fund Class F (a)	198,582	2,962,844
Fidelity Series Real Estate Equity Fund Class F (a)	43,524	584,525
Fidelity Series Small Cap Discovery Fund Class F (a)	80,152	783,887
Fidelity Series Small Cap Opportunities Fund Class F (a)	192,720	2,372,378
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	353,590	3,857,666
TOTAL DOMESTIC EQUITY FUNDS
(Cost $42,082,259)		39,796,271

International Equity Funds - 28.1%
Fidelity Series Emerging Markets Fund Class F (a)	354,126	5,095,876
Fidelity Series International Growth Fund Class F (a)	394,289	5,374,162
Fidelity Series International Small Cap Fund Class F (a)	82,801	1,257,743
Fidelity Series International Value Fund Class F (a)	560,758	5,360,845
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,158,297)		17,088,626

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	39,618	362,904
Fidelity Series Floating Rate High Income Fund Class F (a)	16,679	150,279
Fidelity Series High Income Fund Class F (a)	209,183	1,792,702
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	31,781	303,189
Fidelity Series Investment Grade Bond Fund Class F (a)	27,459	303,147
Fidelity Series Real Estate Income Fund Class F (a)	27,493	294,450
TOTAL BOND FUNDS
(Cost $3,408,198)		3,206,671

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	477,354	477,354
Fidelity Series Short-Term Credit Fund Class F (a)	16,037	158,932
TOTAL SHORT-TERM FUNDS
(Cost $637,251)		636,286
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $64,286,005)		60,727,854
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,180)
NET ASSETS - 100%		$60,725,674

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$74,288	$503,468	$100,401	$342	$477,354
Fidelity Series 100 Index Fund Class F	191,241	1,376,599	154,031	30,725	1,404,867
Fidelity Series 1000 Value Index Fund Class F	108,383	802,937	64,002	17,500	790,632
Fidelity Series All-Sector Equity Fund Class F	621,439	4,601,095	309,539	47,034	4,552,315
Fidelity Series Blue Chip Growth Fund Class F	486,459	3,599,340	677,787	6,234	3,198,954
Fidelity Series Commodity Strategy Fund Class F	63,430	458,607	13,398	--	441,425
Fidelity Series Emerging Markets Debt Fund Class F	45,326	347,975	15,013	10,018	362,904
Fidelity Series Emerging Markets Fund Class F	627,343	5,124,574	155,675	61,735	5,095,876
Fidelity Series Equity-Income Fund Class F	813,879	6,005,944	385,904	96,917	5,993,125
Fidelity Series Floating Rate High Income Fund Class F	39,573	164,576	44,619	3,656	150,279
Fidelity Series Growth & Income Fund Class F	620,700	4,455,090	290,871	53,038	4,548,084
Fidelity Series Growth Company Fund Class F	522,443	4,468,323	--	17,152	5,074,033
Fidelity Series High Income Fund Class F	264,831	1,790,993	98,311	47,712	1,792,702
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,464	313,621	14,824	107	303,189
Fidelity Series International Growth Fund Class F	728,661	5,041,376	139,254	60,657	5,374,162
Fidelity Series International Small Cap Fund Class F	167,981	1,199,386	39,851	11,886	1,257,743
Fidelity Series International Value Fund Class F	723,024	5,042,257	128,583	107,178	5,360,845
Fidelity Series Intrinsic Opportunities Fund Class F	424,913	3,109,753	113,553	37,881	3,231,536
Fidelity Series Investment Grade Bond Fund Class F	43,493	448,655	180,803	4,677	303,147
Fidelity Series Opportunistic Insights Fund Class F	409,138	3,014,230	331,855	5,425	2,962,844
Fidelity Series Real Estate Equity Fund Class F	74,247	571,634	48,989	6,702	584,525
Fidelity Series Real Estate Income Fund Class F	38,651	270,711	5,904	8,586	294,450
Fidelity Series Short-Term Credit Fund Class F	35,311	173,456	48,716	1,033	158,932
Fidelity Series Small Cap Discovery Fund Class F	109,607	812,207	60,172	2,034	783,887
Fidelity Series Small Cap Opportunities Fund Class F	331,301	2,410,174	204,788	9,826	2,372,378
Fidelity Series Stock Selector Large Cap Value Fund Class F	542,431	4,162,208	338,481	63,572	3,857,666
Total	$8,115,557	$60,269,189	$3,965,324	$711,627	$60,727,854

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $64,385,878. Net unrealized depreciation aggregated $3,658,024, of which $231,043 related to appreciated investment securities and $3,889,067 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

December 31, 2015

F30-QTLY-0216
1.811347.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,880,880	$212,009,749
Fidelity Series 1000 Value Index Fund (a)	11,718,992	119,533,716
Fidelity Series All-Sector Equity Fund (a)	53,621,368	685,817,299
Fidelity Series Blue Chip Growth Fund (a)	42,569,250	484,863,754
Fidelity Series Commodity Strategy Fund (a)(b)	13,892,740	67,796,570
Fidelity Series Equity-Income Fund (a)	79,272,967	900,540,905
Fidelity Series Growth & Income Fund (a)	54,944,699	684,610,943
Fidelity Series Growth Company Fund (a)	67,421,566	869,738,207
Fidelity Series Intrinsic Opportunities Fund (a)	34,786,545	485,620,168
Fidelity Series Opportunistic Insights Fund (a)	29,955,987	446,044,642
Fidelity Series Real Estate Equity Fund (a)	6,330,317	85,016,152
Fidelity Series Small Cap Discovery Fund (a)	11,596,186	113,410,695
Fidelity Series Small Cap Opportunities Fund (a)	28,924,902	354,040,800
Fidelity Series Stock Selector Large Cap Value Fund (a)	53,279,026	580,741,382
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,450,352,804)		6,089,784,982

International Equity Funds - 25.6%
Fidelity Series Emerging Markets Fund (a)	55,696,583	799,802,926
Fidelity Series International Growth Fund (a)	59,598,536	811,136,072
Fidelity Series International Small Cap Fund (a)	12,537,538	190,194,456
Fidelity Series International Value Fund (a)	84,733,162	809,201,701
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,574,056,496)		2,610,335,155

Bond Funds - 13.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,694,684	61,323,304
Fidelity Series Floating Rate High Income Fund (a)	2,829,120	25,490,372
Fidelity Series High Income Fund (a)	34,660,454	297,040,095
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,355,986	51,042,547
Fidelity Series Investment Grade Bond Fund (a)	83,330,306	919,133,272
Fidelity Series Real Estate Income Fund (a)	4,740,927	50,775,333
TOTAL BOND FUNDS
(Cost $1,486,330,868)		1,404,804,923

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	83,322,258	83,322,258
Fidelity Series Short-Term Credit Fund (a)	2,802,041	27,768,222
TOTAL SHORT-TERM FUNDS
(Cost $111,339,195)		111,090,480
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,622,079,363)		10,216,015,540
NET OTHER ASSETS (LIABILITIES) - 0.0%		988
NET ASSETS - 100%		$10,216,016,528

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$69,189,113	$48,342,276	$34,209,131	$103,393	$83,322,258
Fidelity Series 100 Index Fund	227,079,186	13,848,615	30,415,073	4,821,930	212,009,749
Fidelity Series 1000 Value Index Fund	129,441,543	12,224,706	11,061,495	2,750,260	119,533,716
Fidelity Series All-Sector Equity Fund	746,490,580	83,031,942	75,930,867	6,539,573	685,817,299
Fidelity Series Blue Chip Growth Fund	590,975,714	82,436,707	138,787,628	584,781	484,863,754
Fidelity Series Commodity Strategy Fund	81,964,383	7,714,148	4,868,202	--	67,796,570
Fidelity Series Emerging Markets Debt Fund	68,756,744	5,114,881	8,725,147	3,177,188	61,323,304
Fidelity Series Emerging Markets Fund	795,499,759	178,235,828	41,241,528	9,741,341	799,802,926
Fidelity Series Equity-Income Fund	966,782,909	106,200,597	77,373,004	24,288,918	900,540,905
Fidelity Series Floating Rate High Income Fund	52,600,154	2,514,852	27,455,771	1,220,950	25,490,372
Fidelity Series Growth & Income Fund	741,575,937	74,001,736	71,687,937	13,793,204	684,610,943
Fidelity Series Growth Company Fund	862,677,598	7,232,738	21,811,941	2,022,109	869,738,207
Fidelity Series High Income Fund	380,291,487	24,768,629	63,343,840	15,476,744	297,040,095
Fidelity Series Inflation-Protected Bond Index Fund	1,383,920	52,952,514	2,686,152	2,695	51,042,547
Fidelity Series International Growth Fund	901,056,737	53,708,735	97,636,651	9,015,962	811,136,072
Fidelity Series International Small Cap Fund	207,014,304	21,083,257	30,124,374	1,723,699	190,194,456
Fidelity Series International Value Fund	887,251,612	44,414,359	73,913,572	16,990,085	809,201,701
Fidelity Series Intrinsic Opportunities Fund	496,102,649	45,968,648	19,097,432	7,547,058	485,620,168
Fidelity Series Investment Grade Bond Fund	816,016,994	250,809,231	106,451,609	19,092,156	919,133,272
Fidelity Series Opportunistic Insights Fund	485,772,091	47,748,624	73,802,370	113,278	446,044,642
Fidelity Series Real Estate Equity Fund	87,065,299	17,749,636	10,778,393	1,287,484	85,016,152
Fidelity Series Real Estate Income Fund	52,070,803	4,697,749	3,232,870	2,228,811	50,775,333
Fidelity Series Short-Term Credit Fund	58,573,753	1,786,336	32,225,435	367,142	27,768,222
Fidelity Series Small Cap Discovery Fund	130,482,368	11,923,904	11,452,052	228,814	113,410,695
Fidelity Series Small Cap Opportunities Fund	400,358,830	38,038,037	43,792,670	1,398,393	354,040,800
Fidelity Series Stock Selector Large Cap Value Fund	647,142,187	87,800,340	54,291,915	9,434,143	580,741,382
Total	$10,883,616,654	$1,324,349,025	$1,166,397,059	$153,950,111	$10,216,015,540

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $9,638,893,930. Net unrealized appreciation aggregated $577,121,610, of which $954,730,097 related to appreciated investment securities and $377,608,487 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® Income Fund

December 31, 2015

FF-K-INC-QTLY-0216
1.907099.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	804,362	$10,730,188
Fidelity Series 1000 Value Index Fund Class F (a)	591,220	6,030,445
Fidelity Series All-Sector Equity Fund Class F (a)	2,719,346	34,726,053
Fidelity Series Blue Chip Growth Fund Class F (a)	2,164,549	24,654,210
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,299,967	11,338,835
Fidelity Series Equity-Income Fund Class F (a)	4,012,364	45,620,581
Fidelity Series Growth & Income Fund Class F (a)	2,780,242	34,697,424
Fidelity Series Growth Company Fund Class F (a)	3,548,189	45,771,643
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,834,287	25,624,992
Fidelity Series Opportunistic Insights Fund Class F (a)	1,530,924	22,841,386
Fidelity Series Real Estate Equity Fund Class F (a)	323,694	4,347,217
Fidelity Series Small Cap Discovery Fund Class F (a)	584,846	5,719,799
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,462,266	18,000,499
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	2,696,267	29,416,268
TOTAL DOMESTIC EQUITY FUNDS
(Cost $286,830,409)		319,519,540

International Equity Funds - 7.5%
Fidelity Series Emerging Markets Fund Class F (a)	4,308,552	62,000,060
Fidelity Series International Growth Fund Class F (a)	2,140,124	29,169,891
Fidelity Series International Small Cap Fund Class F (a)	447,427	6,796,409
Fidelity Series International Value Fund Class F (a)	3,057,021	29,225,125
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $121,353,679)		127,191,485

Bond Funds - 47.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,121,750	10,275,235
Fidelity Series Floating Rate High Income Fund Class F (a)	461,449	4,157,655
Fidelity Series High Income Fund Class F (a)	5,829,312	49,957,204
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,586,557	62,835,750
Fidelity Series Investment Grade Bond Fund Class F (a)	61,277,931	676,508,359
Fidelity Series Real Estate Income Fund Class F (a)	761,838	8,159,282
TOTAL BOND FUNDS
(Cost $841,859,414)		811,893,485

Short-Term Funds - 25.7%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	326,229,171	326,229,171
Fidelity Series Short-Term Credit Fund Class F (a)	11,006,358	109,073,004
TOTAL SHORT-TERM FUNDS
(Cost $436,279,273)		435,302,175
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,686,322,775)		1,693,906,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,185)
NET ASSETS - 100%		$1,693,838,500

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$271,087,685	$127,667,606	$72,526,119	$395,968	$326,229,171
Fidelity Series 100 Index Fund Class F	12,584,468	1,661,497	3,672,223	256,247	10,730,188
Fidelity Series 1000 Value Index Fund Class F	7,125,049	1,318,663	1,876,683	145,778	6,030,445
Fidelity Series All-Sector Equity Fund Class F	40,851,441	8,363,502	11,152,629	396,889	34,726,053
Fidelity Series Blue Chip Growth Fund Class F	31,629,241	10,741,985	15,161,296	77,846	24,654,210
Fidelity Series Commodity Strategy Fund Class F	16,349,406	1,494,748	3,562,977	--	11,338,835
Fidelity Series Emerging Markets Debt Fund Class F	12,431,653	929,132	2,452,456	551,056	10,275,235
Fidelity Series Emerging Markets Fund Class F	54,474,185	27,616,488	10,969,447	867,010	62,000,060
Fidelity Series Equity-Income Fund Class F	53,464,522	10,282,158	13,404,026	1,383,834	45,620,581
Fidelity Series Floating Rate High Income Fund Class F	9,977,614	453,783	5,911,173	217,650	4,157,655
Fidelity Series Growth & Income Fund Class F	40,812,756	8,111,277	11,384,297	801,276	34,697,424
Fidelity Series Growth Company Fund Class F	49,993,151	316,114	5,865,531	180,232	45,771,643
Fidelity Series High Income Fund Class F	67,915,841	6,281,269	16,726,685	2,680,352	49,957,204
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,254,093	7,203,379	13,151,596	94,864	62,835,750
Fidelity Series International Growth Fund Class F	39,752,478	3,046,385	11,958,428	384,215	29,169,891
Fidelity Series International Small Cap Fund Class F	9,130,712	711,365	2,796,348	75,272	6,796,409
Fidelity Series International Value Fund Class F	39,467,365	3,436,440	11,949,328	678,976	29,225,125
Fidelity Series Intrinsic Opportunities Fund Class F	27,460,389	2,841,835	2,763,352	437,692	25,624,992
Fidelity Series Investment Grade Bond Fund Class F	832,152,723	44,532,610	165,052,870	16,677,624	676,508,359
Fidelity Series Opportunistic Insights Fund Class F	26,587,596	4,490,475	7,664,321	45,477	22,841,386
Fidelity Series Real Estate Equity Fund Class F	4,905,231	1,098,664	1,181,475	74,693	4,347,217
Fidelity Series Real Estate Income Fund Class F	9,846,461	721,829	1,944,577	384,057	8,159,282
Fidelity Series Short-Term Credit Fund Class F	214,199,246	4,854,989	108,720,940	1,330,723	109,073,004
Fidelity Series Small Cap Discovery Fund Class F	7,253,584	1,171,335	1,792,121	22,258	5,719,799
Fidelity Series Small Cap Opportunities Fund Class F	21,775,218	4,166,555	5,873,135	107,555	18,000,499
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,754,258	8,315,679	9,649,827	536,205	29,416,268
Total	$2,007,236,366	$291,829,762	$519,163,860	$28,803,749	$1,693,906,685

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,689,510,449. Net unrealized appreciation aggregated $4,396,236, of which $55,364,395 related to appreciated investment securities and $50,968,159 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2030 Fund

December 31, 2015

FRX-X30-QTLY-0216
1.906844.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $1,015,875,833)	22,244,213	1,305,290,445

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $43,763,527)	6,121,123	30,177,138

International Equity Funds - 24.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $610,122,017)	54,609,348	570,121,593

Bond Funds - 18.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $426,262,093)	36,781,476	422,619,161

Inflation-Protected Bond Funds - 0.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,843,248)	1,658,716	15,824,152
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,112,866,718)		2,344,032,489
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,648)
NET ASSETS - 100%		$2,343,917,841

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$28,596,473	$10,202,637	$1,785,062	$--	$30,177,138
Fidelity Series Global ex U.S. Index Fund	556,432,245	130,776,617	46,541,578	14,476,295	570,121,593
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,233,723	4,642,395	706,672	20,531	15,824,152
Spartan Total Market Index Fund Class F	1,261,031,633	218,963,270	124,098,493	24,853,836	1,305,290,445
Spartan U.S. Bond Index Fund Class F	366,520,937	115,005,603	46,876,717	7,482,038	422,619,161
Total	$2,224,815,011	$479,590,522	$220,008,522	$46,832,700	$2,344,032,489

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,122,041,861. Net unrealized appreciation aggregated $221,990,628, of which $300,142,263 related to appreciated investment securities and $78,151,635 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

December 31, 2015

F15-QTLY-0216
1.811323.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,698,322	$76,072,598
Fidelity Series 1000 Value Index Fund (a)	4,203,848	42,879,253
Fidelity Series All-Sector Equity Fund (a)	19,240,475	246,085,680
Fidelity Series Blue Chip Growth Fund (a)	15,280,497	174,044,857
Fidelity Series Commodity Strategy Fund (a)(b)	7,469,885	36,453,038
Fidelity Series Equity-Income Fund (a)	28,445,879	323,145,181
Fidelity Series Growth & Income Fund (a)	19,709,653	245,582,273
Fidelity Series Growth Company Fund (a)	24,401,916	314,784,714
Fidelity Series Intrinsic Opportunities Fund (a)	12,515,383	174,714,745
Fidelity Series Opportunistic Insights Fund (a)	10,804,870	160,884,519
Fidelity Series Real Estate Equity Fund (a)	2,298,330	30,866,570
Fidelity Series Small Cap Discovery Fund (a)	4,174,739	40,828,945
Fidelity Series Small Cap Opportunities Fund (a)	10,375,847	127,000,365
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,106,542	208,261,313
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,945,130,224)		2,201,604,051

International Equity Funds - 17.2%
Fidelity Series Emerging Markets Fund (a)	23,078,339	331,404,947
Fidelity Series International Growth Fund (a)	20,142,707	274,142,239
Fidelity Series International Small Cap Fund (a)	4,232,251	64,203,242
Fidelity Series International Value Fund (a)	28,637,111	273,484,409
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $914,639,058)		943,234,837

Bond Funds - 35.6%
Fidelity Series Emerging Markets Debt Fund (a)	3,670,674	33,623,378
Fidelity Series Floating Rate High Income Fund (a)	1,498,405	13,500,625
Fidelity Series High Income Fund (a)	18,639,815	159,743,218
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,538,698	100,433,795
Fidelity Series Investment Grade Bond Fund (a)	146,333,273	1,614,056,003
Fidelity Series Real Estate Income Fund (a)	2,504,216	26,820,153
TOTAL BOND FUNDS
(Cost $2,010,947,413)		1,948,177,172

Short-Term Funds - 7.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	287,834,584	287,834,584
Fidelity Series Short-Term Credit Fund (a)	9,637,363	95,506,263
TOTAL SHORT-TERM FUNDS
(Cost $384,168,807)		383,340,847
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,254,885,502)		5,476,356,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,407)
NET ASSETS - 100%		$5,476,349,500

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$172,766,198	$147,046,713	$31,978,327	$290,605	$287,834,584
Fidelity Series 100 Index Fund	84,404,041	5,515,908	14,587,872	1,733,109	76,072,598
Fidelity Series 1000 Value Index Fund	47,684,655	5,572,195	6,455,975	988,208	42,879,253
Fidelity Series All-Sector Equity Fund	275,919,719	34,634,976	40,455,918	2,350,451	246,085,680
Fidelity Series Blue Chip Growth Fund	215,397,883	41,654,478	65,060,247	214,182	174,044,857
Fidelity Series Commodity Strategy Fund	47,301,893	3,297,037	4,845,874	--	36,453,038
Fidelity Series Emerging Markets Debt Fund	37,838,482	2,178,556	4,339,001	1,722,418	33,623,378
Fidelity Series Emerging Markets Fund	317,632,796	97,099,675	30,294,106	4,018,464	331,404,947
Fidelity Series Equity-Income Fund	360,710,990	44,232,241	47,949,401	8,896,153	323,145,181
Fidelity Series Floating Rate High Income Fund	29,677,305	1,022,353	16,039,599	666,433	13,500,625
Fidelity Series Growth & Income Fund	274,955,734	32,075,055	40,443,651	5,051,979	245,582,273
Fidelity Series Growth Company Fund	322,034,186	730,330	16,225,177	730,330	314,784,714
Fidelity Series High Income Fund	204,233,074	12,029,858	32,572,194	8,287,336	159,743,218
Fidelity Series Inflation-Protected Bond Index Fund	97,189,232	17,918,112	12,437,576	31,170	100,433,795
Fidelity Series International Growth Fund	320,044,137	15,662,729	46,172,252	3,058,927	274,142,239
Fidelity Series International Small Cap Fund	73,545,184	5,278,958	12,103,644	584,233	64,203,242
Fidelity Series International Value Fund	317,334,587	17,515,088	45,296,696	5,764,408	273,484,409
Fidelity Series Intrinsic Opportunities Fund	183,816,439	12,908,180	8,630,044	2,730,554	174,714,745
Fidelity Series Investment Grade Bond Fund	1,863,812,814	93,308,758	259,873,524	37,580,297	1,614,056,003
Fidelity Series Opportunistic Insights Fund	179,546,372	18,769,095	32,890,059	40,715	160,884,519
Fidelity Series Real Estate Equity Fund	32,796,898	5,780,443	4,372,224	467,823	30,866,570
Fidelity Series Real Estate Income Fund	29,277,662	1,800,834	2,771,583	1,193,947	26,820,153
Fidelity Series Short-Term Credit Fund	132,502,510	15,857,456	51,902,154	896,548	95,506,263
Fidelity Series Small Cap Discovery Fund	48,827,445	4,641,269	6,299,074	83,037	40,828,945
Fidelity Series Small Cap Opportunities Fund	145,885,993	16,808,214	21,089,896	508,445	127,000,365
Fidelity Series Stock Selector Large Cap Value Fund	240,939,850	35,475,597	32,502,546	3,388,777	208,261,313
Total	$6,056,076,079	$688,814,108	$887,588,614	$ 91,278,549	$5,476,356,907

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $5,265,085,122. Net unrealized appreciation aggregated $211,271,785, of which $394,697,238 related to appreciated investment securities and $183,425,453 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2025 Fund

December 31, 2015

FF-K-25-QTLY-0216
1.907112.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,169,562	$215,701,955
Fidelity Series 1000 Value Index Fund Class F (a)	11,929,181	121,677,646
Fidelity Series All-Sector Equity Fund Class F (a)	54,631,295	697,641,634
Fidelity Series Blue Chip Growth Fund Class F (a)	43,273,278	492,882,632
Fidelity Series Commodity Strategy Fund Class F (a)(b)	17,353,860	85,554,530
Fidelity Series Equity-Income Fund Class F (a)	80,602,963	916,455,693
Fidelity Series Growth & Income Fund Class F (a)	55,999,530	698,874,133
Fidelity Series Growth Company Fund Class F (a)	68,819,749	887,774,758
Fidelity Series Intrinsic Opportunities Fund Class F (a)	35,271,075	492,736,922
Fidelity Series Opportunistic Insights Fund Class F (a)	30,469,790	454,609,261
Fidelity Series Real Estate Equity Fund Class F (a)	6,545,106	87,900,778
Fidelity Series Small Cap Discovery Fund Class F (a)	11,931,455	116,689,626
Fidelity Series Small Cap Opportunities Fund Class F (a)	29,376,128	361,620,139
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	54,350,282	592,961,572
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,652,824,792)		6,223,081,279

International Equity Funds - 21.2%
Fidelity Series Emerging Markets Fund Class F (a)	60,416,329	869,390,975
Fidelity Series International Growth Fund Class F (a)	59,305,381	808,332,341
Fidelity Series International Small Cap Fund Class F (a)	12,464,657	189,338,145
Fidelity Series International Value Fund Class F (a)	84,303,667	805,943,060
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,594,717,366)		2,673,004,521

Bond Funds - 24.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,281,073	75,854,625
Fidelity Series Floating Rate High Income Fund Class F (a)	3,450,291	31,087,122
Fidelity Series High Income Fund Class F (a)	43,074,020	369,144,350
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,582,723	62,799,178
Fidelity Series Investment Grade Bond Fund Class F (a)	224,429,377	2,477,700,330
Fidelity Series Real Estate Income Fund Class F (a)	5,781,682	61,921,818
TOTAL BOND FUNDS
(Cost $3,245,577,818)		3,078,507,423

Short-Term Funds - 4.8%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	453,818,055	453,818,055
Fidelity Series Short-Term Credit Fund Class F (a)	14,854,321	147,206,322
TOTAL SHORT-TERM FUNDS
(Cost $602,249,421)		601,024,377
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,095,369,397)		12,575,617,600
NET OTHER ASSETS (LIABILITIES) - 0.0%		(501,393)
NET ASSETS - 100%		$12,575,116,207

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$227,514,242	$274,410,819	$48,107,005	$418,175	$453,818,055
Fidelity Series 100 Index Fund Class F	227,702,715	27,716,340	41,482,735	5,074,860	215,701,955
Fidelity Series 1000 Value Index Fund Class F	129,748,733	20,474,979	17,545,687	2,899,829	121,677,646
Fidelity Series All-Sector Equity Fund Class F	743,295,885	133,696,753	111,224,824	7,860,334	697,641,634
Fidelity Series Blue Chip Growth Fund Class F	588,140,403	128,536,057	174,225,030	1,491,195	492,882,632
Fidelity Series Commodity Strategy Fund Class F	98,149,478	15,314,085	7,424,374	--	85,554,530
Fidelity Series Emerging Markets Debt Fund Class F	80,172,214	11,037,505	10,846,417	3,815,172	75,854,625
Fidelity Series Emerging Markets Fund Class F	823,628,539	247,903,650	64,119,619	12,092,721	869,390,975
Fidelity Series Equity-Income Fund Class F	965,779,195	168,922,006	123,614,476	26,174,878	916,455,693
Fidelity Series Floating Rate High Income Fund Class F	62,584,818	4,629,206	33,539,083	1,480,324	31,087,122
Fidelity Series Growth & Income Fund Class F	741,846,793	126,928,452	111,932,798	15,151,568	698,874,133
Fidelity Series Growth Company Fund Class F	858,241,086	16,368,564	9,004,227	3,495,736	887,774,758
Fidelity Series High Income Fund Class F	442,125,851	44,814,892	64,038,947	18,818,510	369,144,350
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,848,364	65,689,672	4,981,907	28,811	62,799,178
Fidelity Series International Growth Fund Class F	887,277,524	92,104,760	125,445,541	10,471,961	808,332,341
Fidelity Series International Small Cap Fund Class F	202,740,935	27,651,329	33,262,350	2,053,068	189,338,145
Fidelity Series International Value Fund Class F	871,724,264	98,062,617	116,447,831	18,504,501	805,943,060
Fidelity Series Intrinsic Opportunities Fund Class F	493,914,435	68,497,982	32,379,482	8,361,956	492,736,922
Fidelity Series Investment Grade Bond Fund Class F	2,537,545,120	386,188,387	328,505,535	56,329,966	2,477,700,330
Fidelity Series Opportunistic Insights Fund Class F	483,665,019	73,958,625	89,472,834	900,629	454,609,261
Fidelity Series Real Estate Equity Fund Class F	88,296,301	18,255,226	9,759,618	1,457,971	87,900,778
Fidelity Series Real Estate Income Fund Class F	61,789,506	8,174,413	4,736,631	2,762,973	61,921,818
Fidelity Series Short-Term Credit Fund Class F	138,433,736	39,830,370	29,662,457	1,382,317	147,206,322
Fidelity Series Small Cap Discovery Fund Class F	130,602,139	19,474,457	15,486,340	434,039	116,689,626
Fidelity Series Small Cap Opportunities Fund Class F	393,145,194	64,818,113	55,688,113	2,070,868	361,620,139
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,765,165	133,127,548	90,947,221	10,685,651	592,961,572
Total	$12,931,677,654	$2,316,586,807	$1,753,881,082	$214,218,013	$12,575,617,600

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $12,122,245,777. Net unrealized appreciation aggregated $453,371,823, of which $922,952,193 related to appreciated investment securities and $469,580,370 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

December 31, 2015

FRX-INC-QTLY-0216
1.906829.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $27,213,879)	662,647	38,884,129

Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $3,928,765)	520,634	2,566,723

International Equity Funds - 7.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $18,223,324)	1,700,663	17,754,925

Bond Funds - 40.2%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $100,837,570)	8,746,625	100,498,724

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,478,292)	1,566,559	14,944,974

Short-Term Funds - 30.1%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)
(Cost $75,079,697)	75,079,697	75,079,697
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $241,761,527)		249,729,172
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,221)
NET ASSETS - 100%		$249,717,951

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$73,277,092	$12,592,632	$10,790,027	$92,663	$75,079,697
Fidelity Series Commodity Strategy Fund Class F	2,515,650	925,079	298,220	--	2,566,723
Fidelity Series Global ex U.S. Index Fund	17,502,936	5,416,934	3,040,244	452,079	17,754,925
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,651,050	2,348,383	1,711,537	21,730	14,944,974
Spartan Total Market Index Fund Class F	38,029,067	8,844,075	6,628,595	741,146	38,884,129
Spartan U.S. Bond Index Fund Class F	98,299,117	18,673,009	13,432,624	1,890,312	100,498,724
Total	$244,274,912	$48,800,112	$35,901,247	$3,197,930	$249,729,172

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $242,677,193. Net unrealized appreciation aggregated $7,051,979, of which $12,464,951 related to appreciated investment securities and $5,412,972 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

December 31, 2015

F60-QTLY-0216
1.9858339.101

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	58,748	$784,283
Fidelity Series 1000 Value Index Fund (a)	43,222	440,867
Fidelity Series All-Sector Equity Fund (a)	198,693	2,541,282
Fidelity Series Blue Chip Growth Fund (a)	156,750	1,785,378
Fidelity Series Commodity Strategy Fund (a)(b)	50,876	248,276
Fidelity Series Equity-Income Fund (a)	294,454	3,345,001
Fidelity Series Growth & Income Fund (a)	203,406	2,534,438
Fidelity Series Growth Company Fund (a)	229,941	2,966,236
Fidelity Series Intrinsic Opportunities Fund (a)	143,426	2,002,232
Fidelity Series Opportunistic Insights Fund (a)	110,965	1,652,274
Fidelity Series Real Estate Equity Fund (a)	24,016	322,528
Fidelity Series Small Cap Discovery Fund (a)	43,983	430,151
Fidelity Series Small Cap Opportunities Fund (a)	108,018	1,322,135
Fidelity Series Stock Selector Large Cap Value Fund (a)	197,355	2,151,167
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,811,298)		22,526,248

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	200,884	2,884,699
Fidelity Series International Growth Fund (a)	223,512	3,042,003
Fidelity Series International Small Cap Fund (a)	47,053	713,791
Fidelity Series International Value Fund (a)	318,236	3,039,150
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,297,143)		9,679,643

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	22,473	205,851
Fidelity Series Floating Rate High Income Fund (a)	9,477	85,386
Fidelity Series High Income Fund (a)	118,083	1,011,974
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,008	171,620
Fidelity Series Investment Grade Bond Fund (a)	15,527	171,268
Fidelity Series Real Estate Income Fund (a)	15,673	167,855
TOTAL BOND FUNDS
(Cost $1,939,033)		1,813,954

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	269,916	269,916
Fidelity Series Short-Term Credit Fund (a)	9,074	89,925
TOTAL SHORT-TERM FUNDS
(Cost $360,442)		359,841
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $36,407,916)		34,379,686
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$34,379,686

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$77,035	$282,375	$89,494	$233	$269,916
Fidelity Series 100 Index Fund	207,862	758,078	176,988	17,827	784,283
Fidelity Series 1000 Value Index Fund	117,767	449,685	90,550	10,127	440,867
Fidelity Series All-Sector Equity Fund	675,235	2,598,912	506,308	24,078	2,541,282
Fidelity Series Blue Chip Growth Fund	524,806	2,102,085	692,687	1,524	1,785,378
Fidelity Series Commodity Strategy Fund	73,002	253,779	33,724	--	248,276
Fidelity Series Emerging Markets Debt Fund	49,324	192,812	26,050	6,683	205,851
Fidelity Series Emerging Markets Fund	684,113	2,795,610	255,613	34,893	2,884,699
Fidelity Series Equity-Income Fund	881,584	3,404,959	651,409	60,074	3,345,001
Fidelity Series Floating Rate High Income Fund	42,857	89,954	41,366	2,444	85,386
Fidelity Series Growth & Income Fund	674,614	2,524,716	497,630	32,711	2,534,438
Fidelity Series Growth Company Fund	680,865	2,238,494	5,521	6,306	2,966,236
Fidelity Series High Income Fund	293,195	986,960	157,678	31,951	1,011,974
Fidelity Series Inflation-Protected Bond Index Fund	10,866	193,062	30,269	10	171,620
Fidelity Series International Growth Fund	805,839	2,771,000	365,474	33,423	3,042,003
Fidelity Series International Small Cap Fund	185,351	664,427	91,096	6,375	713,791
Fidelity Series International Value Fund	799,577	2,753,908	332,542	62,926	3,039,150
Fidelity Series Intrinsic Opportunities Fund	453,075	1,750,526	72,662	22,648	2,002,232
Fidelity Series Investment Grade Bond Fund	47,966	276,182	147,146	3,037	171,268
Fidelity Series Opportunistic Insights Fund	441,774	1,690,891	403,380	419	1,652,274
Fidelity Series Real Estate Equity Fund	80,643	323,745	70,779	3,890	322,528
Fidelity Series Real Estate Income Fund	42,734	148,836	17,599	5,420	167,855
Fidelity Series Short-Term Credit Fund	47,454	94,556	51,338	667	89,925
Fidelity Series Small Cap Discovery Fund	119,086	452,555	89,373	753	430,151
Fidelity Series Small Cap Opportunities Fund	361,437	1,336,487	259,352	4,531	1,322,135
Fidelity Series Stock Selector Large Cap Value Fund	589,650	2,369,832	485,519	34,693	2,151,167
Total	$8,967,711	$33,504,426	$5,641,547	$407,643	$34,379,686

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $36,692,571. Net unrealized depreciation aggregated $2,312,885, of which $152,282 related to appreciated investment securities and $2,465,167 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

December 31, 2015

AFF15-QTLY-0216
1.811321.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,031,532	$56,403,478
Fidelity Advisor Series Equity-Income Fund (a)	8,860,074	100,827,642
Fidelity Advisor Series Growth & Income Fund (a)	5,615,351	69,293,429
Fidelity Advisor Series Growth Opportunities Fund (a)	3,415,225	36,884,434
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,458,977	51,884,653
Fidelity Advisor Series Small Cap Fund (a)	2,658,285	27,406,918
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	6,057,761	66,817,106
Fidelity Series 100 Index Fund (a)	2,281,261	30,454,836
Fidelity Series 1000 Value Index Fund (a)	1,093,077	11,149,385
Fidelity Series All-Sector Equity Fund (a)	5,225,912	66,839,412
Fidelity Series Commodity Strategy Fund (a)(b)	2,032,929	9,920,694
Fidelity Series Real Estate Equity Fund (a)	542,277	7,282,782
Fidelity Series Small Cap Opportunities Fund (a)	2,724,823	33,351,828
TOTAL DOMESTIC EQUITY FUNDS
(Cost $505,453,545)		568,516,597

International Equity Funds - 17.2%
Fidelity Series Emerging Markets Fund (a)	5,969,810	85,726,472
Fidelity Series International Growth Fund (a)	5,204,593	70,834,510
Fidelity Series International Small Cap Fund (a)	1,094,881	16,609,347
Fidelity Series International Value Fund (a)	7,413,900	70,802,741
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $223,462,520)		243,973,070

Bond Funds - 35.7%
Fidelity Series Emerging Markets Debt Fund (a)	941,692	8,625,901
Fidelity Series Floating Rate High Income Fund (a)	393,317	3,543,786
Fidelity Series High Income Fund (a)	4,883,998	41,855,863
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,750,210	26,209,500
Fidelity Series Investment Grade Bond Fund (a)	37,879,695	417,813,031
Fidelity Series Real Estate Income Fund (a)	649,399	6,955,059
TOTAL BOND FUNDS
(Cost $515,621,524)		505,003,140

Short-Term Funds - 7.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,492,087	24,746,420
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	74,476,428	74,476,428
TOTAL SHORT-TERM FUNDS
(Cost $99,388,802)		99,222,848
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,343,926,391)		1,416,715,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(307,154)
NET ASSETS - 100%		$1,416,408,501

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$60,355,784	$11,452,163	$17,140,459	$87,148	$56,403,478
Fidelity Advisor Series Equity-Income Fund	119,514,300	15,434,135	23,260,350	2,887,602	100,827,642
Fidelity Advisor Series Growth & Income Fund	82,596,407	11,884,343	18,427,698	1,471,976	69,293,429
Fidelity Advisor Series Growth Opportunities Fund	67,908,530	6,538,581	35,103,809	216,552	36,884,434
Fidelity Advisor Series Opportunistic Insights Fund	55,457,684	12,683,689	14,966,629	--	51,884,653
Fidelity Advisor Series Short-Term Credit Fund	23,426,656	6,823,692	5,303,790	210,454	24,746,420
Fidelity Advisor Series Small Cap Fund	33,758,528	3,429,162	6,335,356	69,438	27,406,918
Fidelity Advisor Series Stock Selector Large Cap Value Fund	80,446,351	12,851,346	14,977,675	1,074,689	66,817,106
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	55,771,057	31,842,215	13,136,844	77,995	74,476,428
Fidelity Series 100 Index Fund	36,009,723	3,016,444	8,941,107	691,300	30,454,836
Fidelity Series 1000 Value Index Fund	13,354,709	1,404,044	2,600,503	256,014	11,149,385
Fidelity Series All-Sector Equity Fund	79,949,155	11,155,520	17,779,939	636,080	66,839,412
Fidelity Series Commodity Strategy Fund	12,779,891	1,610,438	2,002,587	--	9,920,694
Fidelity Series Emerging Markets Debt Fund	10,307,125	738,817	1,888,609	455,036	8,625,901
Fidelity Series Emerging Markets Fund	88,555,975	25,247,111	13,928,747	1,060,570	85,726,472
Fidelity Series Floating Rate High Income Fund	8,218,284	390,578	4,761,350	178,732	3,543,786
Fidelity Series High Income Fund	57,095,261	3,503,074	12,379,202	2,226,793	41,855,863
Fidelity Series Inflation-Protected Bond Index Fund	26,742,831	5,659,094	5,603,058	7,376	26,209,500
Fidelity Series International Growth Fund	88,717,088	6,963,433	20,865,900	798,908	70,834,510
Fidelity Series International Small Cap Fund	20,424,637	1,678,592	4,882,975	152,255	16,609,347
Fidelity Series International Value Fund	88,103,016	7,336,418	20,503,771	1,504,471	70,802,741
Fidelity Series Investment Grade Bond Fund	515,166,588	31,325,783	106,492,990	9,513,098	417,813,031
Fidelity Series Real Estate Equity Fund	8,258,993	1,910,446	2,252,935	112,900	7,282,782
Fidelity Series Real Estate Income Fund	8,086,633	604,307	1,340,696	316,156	6,955,059
Fidelity Series Small Cap Opportunities Fund	40,506,944	5,594,731	8,904,922	134,878	33,351,828
Total	$1,681,512,150	$221,078,156	$383,781,901	$24,140,421	$1,416,715,655

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,345,910,783. Net unrealized appreciation aggregated $70,804,872, of which $111,254,035 related to appreciated investment securities and $40,449,163 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2030 Fund

December 31, 2015

FF-K-30-QTLY-0216
1.907114.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	23,458,742	$312,939,613
Fidelity Series 1000 Value Index Fund Class F (a)	17,315,443	176,617,516
Fidelity Series All-Sector Equity Fund Class F (a)	79,302,482	1,012,692,696
Fidelity Series Blue Chip Growth Fund Class F (a)	62,869,192	716,080,091
Fidelity Series Commodity Strategy Fund Class F (a)(b)	21,073,739	103,893,532
Fidelity Series Equity-Income Fund Class F (a)	116,997,977	1,330,266,995
Fidelity Series Growth & Income Fund Class F (a)	81,197,558	1,013,345,529
Fidelity Series Growth Company Fund Class F (a)	100,012,899	1,290,166,393
Fidelity Series Intrinsic Opportunities Fund Class F (a)	51,124,277	714,206,148
Fidelity Series Opportunistic Insights Fund Class F (a)	44,203,047	659,509,461
Fidelity Series Real Estate Equity Fund Class F (a)	9,502,837	127,623,106
Fidelity Series Small Cap Discovery Fund Class F (a)	17,252,912	168,733,475
Fidelity Series Small Cap Opportunities Fund Class F (a)	42,636,930	524,860,611
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	78,887,910	860,667,095
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,214,149,183)		9,011,602,261

International Equity Funds - 25.6%
Fidelity Series Emerging Markets Fund Class F (a)	82,365,116	1,185,234,013
Fidelity Series International Growth Fund Class F (a)	88,268,509	1,203,099,783
Fidelity Series International Small Cap Fund Class F (a)	18,519,416	281,309,926
Fidelity Series International Value Fund Class F (a)	125,429,240	1,199,103,536
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,791,198,832)		3,868,747,258

Bond Funds - 13.8%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,094,957	92,469,805
Fidelity Series Floating Rate High Income Fund Class F (a)	4,187,952	37,733,446
Fidelity Series High Income Fund Class F (a)	51,749,970	443,497,241
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,920,166	75,558,382
Fidelity Series Investment Grade Bond Fund Class F (a)	123,790,673	1,366,649,032
Fidelity Series Real Estate Income Fund Class F (a)	7,022,598	75,212,020
TOTAL BOND FUNDS
(Cost $2,199,444,614)		2,091,119,926

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	123,446,139	123,446,139
Fidelity Series Short-Term Credit Fund Class F (a)	4,151,459	41,140,954
TOTAL SHORT-TERM FUNDS
(Cost $164,952,321)		164,587,093
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,369,744,950)		15,136,056,538
NET OTHER ASSETS (LIABILITIES) - 0.0%		(594,071)
NET ASSETS - 100%		$15,135,462,467

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$101,132,949	$75,172,267	$52,859,077	$150,268	$123,446,139
Fidelity Series 100 Index Fund Class F	334,925,739	31,294,482	55,710,890	7,354,034	312,939,613
Fidelity Series 1000 Value Index Fund Class F	190,827,792	25,016,916	23,172,998	4,201,700	176,617,516
Fidelity Series All-Sector Equity Fund Class F	1,097,889,628	162,138,971	147,574,213	11,390,321	1,012,692,696
Fidelity Series Blue Chip Growth Fund Class F	867,772,567	169,650,617	249,577,631	2,157,619	716,080,091
Fidelity Series Commodity Strategy Fund Class F	120,608,919	17,189,570	9,168,815	--	103,893,532
Fidelity Series Emerging Markets Debt Fund Class F	100,583,426	10,142,004	12,685,555	4,743,604	92,469,805
Fidelity Series Emerging Markets Fund Class F	1,170,249,013	307,719,559	99,804,328	16,510,616	1,185,234,013
Fidelity Series Equity-Income Fund Class F	1,423,716,716	209,808,534	164,979,542	38,117,765	1,330,266,995
Fidelity Series Floating Rate High Income Fund Class F	77,359,176	4,955,197	41,389,864	1,828,340	37,733,446
Fidelity Series Growth & Income Fund Class F	1,091,055,976	151,136,219	143,770,246	22,036,312	1,013,345,529
Fidelity Series Growth Company Fund Class F	1,263,606,579	11,725,528	17,800,660	5,080,209	1,290,166,393
Fidelity Series High Income Fund Class F	559,863,120	48,861,947	99,643,892	23,095,113	443,497,241
Fidelity Series Inflation-Protected Bond Index Fund Class F	589,685	78,718,849	2,844,650	30,768	75,558,382
Fidelity Series International Growth Fund Class F	1,326,174,819	115,877,023	170,890,230	15,602,860	1,203,099,783
Fidelity Series International Small Cap Fund Class F	303,835,097	40,533,318	51,477,317	3,053,602	281,309,926
Fidelity Series International Value Fund Class F	1,304,986,197	110,148,334	145,002,842	27,571,404	1,199,103,536
Fidelity Series Intrinsic Opportunities Fund Class F	729,665,054	87,798,644	48,960,407	12,168,987	714,206,148
Fidelity Series Investment Grade Bond Fund Class F	1,199,307,725	394,101,464	167,151,524	28,960,932	1,366,649,032
Fidelity Series Opportunistic Insights Fund Class F	714,408,317	88,700,834	123,706,734	1,305,098	659,509,461
Fidelity Series Real Estate Equity Fund Class F	128,384,080	26,517,424	14,379,742	2,116,220	127,623,106
Fidelity Series Real Estate Income Fund Class F	76,566,379	9,008,313	6,318,227	3,372,830	75,212,020
Fidelity Series Short-Term Credit Fund Class F	84,961,005	3,702,607	46,987,156	575,055	41,140,954
Fidelity Series Small Cap Discovery Fund Class F	190,113,741	24,113,528	19,488,125	629,703	168,733,475
Fidelity Series Small Cap Opportunities Fund Class F	588,651,475	79,401,211	84,434,545	2,981,893	524,860,611
Fidelity Series Stock Selector Large Cap Value Fund Class F	951,701,595	168,994,972	114,182,217	15,452,353	860,667,095
Total	$15,998,936,769	$2,452,428,332	$2,113,961,427	$250,487,606	$15,136,056,538

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $14,397,247,440. Net unrealized appreciation aggregated $738,809,098, of which $1,299,824,018 related to appreciated investment securities and $561,014,920 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

December 31, 2015

F35-QTLY-0216
1.811348.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,171,756	$135,792,947
Fidelity Series 1000 Value Index Fund (a)	7,509,423	76,596,117
Fidelity Series All-Sector Equity Fund (a)	34,345,047	439,273,148
Fidelity Series Blue Chip Growth Fund (a)	27,275,702	310,670,251
Fidelity Series Commodity Strategy Fund (a)(b)	8,164,687	39,843,674
Fidelity Series Equity-Income Fund (a)	50,776,639	576,822,623
Fidelity Series Growth & Income Fund (a)	35,207,382	438,683,974
Fidelity Series Growth Company Fund (a)	43,184,164	557,075,716
Fidelity Series Intrinsic Opportunities Fund (a)	22,250,838	310,621,705
Fidelity Series Opportunistic Insights Fund (a)	19,232,907	286,377,979
Fidelity Series Real Estate Equity Fund (a)	4,085,810	54,872,433
Fidelity Series Small Cap Discovery Fund (a)	7,442,454	72,787,204
Fidelity Series Small Cap Opportunities Fund (a)	18,533,964	226,855,724
Fidelity Series Stock Selector Large Cap Value Fund (a)	34,095,100	371,636,585
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,498,936,235)		3,897,910,080

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	34,936,298	501,685,246
Fidelity Series International Growth Fund (a)	38,718,683	526,961,272
Fidelity Series International Small Cap Fund (a)	8,108,604	123,007,518
Fidelity Series International Value Fund (a)	55,017,647	525,418,532
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,637,079,720)		1,677,072,568

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	3,973,238	36,394,862
Fidelity Series Floating Rate High Income Fund (a)	1,659,638	14,953,339
Fidelity Series High Income Fund (a)	20,128,872	172,504,432
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,065,386	29,213,132
Fidelity Series Investment Grade Bond Fund (a)	2,732,051	30,134,519
Fidelity Series Real Estate Income Fund (a)	2,772,549	29,694,003
TOTAL BOND FUNDS
(Cost $346,141,459)		312,894,287

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	47,808,007	47,808,007
Fidelity Series Short-Term Credit Fund (a)	1,603,359	15,889,286
TOTAL SHORT-TERM FUNDS
(Cost $63,839,032)		63,697,293
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,545,996,446)		5,951,574,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(281)
NET ASSETS - 100%		$5,951,573,947

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$43,037,218	$24,224,180	$19,453,391	$60,506	$47,808,007
Fidelity Series 100 Index Fund	141,131,943	12,601,750	18,771,625	3,106,544	135,792,947
Fidelity Series 1000 Value Index Fund	79,479,138	11,506,008	7,254,341	1,772,659	76,596,117
Fidelity Series All-Sector Equity Fund	466,580,492	64,234,873	47,967,259	4,213,142	439,273,148
Fidelity Series Blue Chip Growth Fund	371,666,841	57,149,100	86,448,863	371,098	310,670,251
Fidelity Series Commodity Strategy Fund	47,520,051	5,413,192	3,180,993	--	39,843,674
Fidelity Series Emerging Markets Debt Fund	39,102,232	3,636,925	4,131,503	1,831,921	36,394,862
Fidelity Series Emerging Markets Fund	488,648,083	126,673,689	30,593,301	6,097,013	501,685,246
Fidelity Series Equity-Income Fund	608,980,639	79,519,165	50,986,163	15,444,595	576,822,623
Fidelity Series Floating Rate High Income Fund	30,438,836	1,625,053	15,823,066	715,057	14,953,339
Fidelity Series Growth & Income Fund	464,551,848	56,624,935	44,733,919	8,743,210	438,683,974
Fidelity Series Growth Company Fund	532,777,087	18,183,737	7,223,563	1,292,467	557,075,716
Fidelity Series High Income Fund	217,403,165	18,251,705	37,220,454	8,949,200	172,504,432
Fidelity Series Inflation-Protected Bond Index Fund	--	30,203,128	647,227	1,414	29,213,132
Fidelity Series International Growth Fund	564,550,503	45,198,961	52,989,811	5,876,720	526,961,272
Fidelity Series International Small Cap Fund	129,921,785	16,746,370	18,446,718	1,118,690	123,007,518
Fidelity Series International Value Fund	556,252,337	39,855,495	39,371,810	11,066,624	525,418,532
Fidelity Series Intrinsic Opportunities Fund	309,935,239	36,364,931	11,828,004	4,796,319	310,621,705
Fidelity Series Investment Grade Bond Fund	39,073,141	25,587,319	32,882,429	834,996	30,134,519
Fidelity Series Opportunistic Insights Fund	303,610,636	37,817,418	46,114,066	72,979	286,377,979
Fidelity Series Real Estate Equity Fund	53,634,170	13,823,285	6,922,215	825,828	54,872,433
Fidelity Series Real Estate Income Fund	30,043,197	3,293,778	2,035,861	1,301,014	29,694,003
Fidelity Series Short-Term Credit Fund	36,737,149	1,341,597	21,973,512	211,009	15,889,286
Fidelity Series Small Cap Discovery Fund	78,800,884	12,373,695	7,158,213	146,576	72,787,204
Fidelity Series Small Cap Opportunities Fund	250,066,526	30,827,562	28,243,831	891,494	226,855,724
Fidelity Series Stock Selector Large Cap Value Fund	405,379,894	66,166,109	35,864,231	6,072,794	371,636,585
Total	$6,289,323,034	$839,243,960	$678,266,369	$85,813,869	$5,951,574,228

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $5,556,868,702. Net unrealized appreciation aggregated $394,705,526, of which $616,858,604 related to appreciated investment securities and $222,153,078 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2040 Fund

December 31, 2015

FRX-X40-QTLY-0216
1.906849.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $790,773,435)	17,191,381	1,008,790,240

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $31,311,932)	4,399,665	21,690,347

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $471,466,492)	42,264,784	441,244,347

Bond Funds - 10.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $167,208,970)	14,413,489	165,610,990
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,460,760,829)		1,637,335,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75,144)
NET ASSETS - 100%		$1,637,260,780

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$19,267,411	$8,249,559	$995,145	$--	$21,690,347
Fidelity Series Global ex U.S. Index Fund	409,346,045	108,937,325	23,528,422	11,129,089	441,244,347
Spartan Total Market Index Fund Class F	929,818,472	181,607,735	64,348,264	19,028,555	1,008,790,240
Spartan U.S. Bond Index Fund Class F	152,958,903	40,011,873	22,488,064	3,022,467	165,610,990
Total	$1,511,390,831	$338,806,492	$111,359,895	$33,180,111	$1,637,335,924

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,466,504,533. Net unrealized appreciation aggregated $170,831,391, of which $227,400,481 related to appreciated investment securities and $56,569,090 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2055 Fund

December 31, 2015

FF-K-55-QTLY-0216
1.937869.104

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,140,117	$28,549,162
Fidelity Series 1000 Value Index Fund Class F (a)	1,576,884	16,084,214
Fidelity Series All-Sector Equity Fund Class F (a)	7,245,478	92,524,757
Fidelity Series Blue Chip Growth Fund Class F (a)	5,728,480	65,247,382
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,700,139	8,381,687
Fidelity Series Equity-Income Fund Class F (a)	10,674,729	121,371,665
Fidelity Series Growth & Income Fund Class F (a)	7,408,360	92,456,338
Fidelity Series Growth Company Fund Class F (a)	8,478,825	109,376,838
Fidelity Series Intrinsic Opportunities Fund Class F (a)	4,629,042	64,667,719
Fidelity Series Opportunistic Insights Fund Class F (a)	4,025,705	60,063,518
Fidelity Series Real Estate Equity Fund Class F (a)	864,743	11,613,499
Fidelity Series Small Cap Discovery Fund Class F (a)	1,578,404	15,436,789
Fidelity Series Small Cap Opportunities Fund Class F (a)	3,914,880	48,192,169
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	7,190,822	78,451,871
TOTAL DOMESTIC EQUITY FUNDS
(Cost $816,966,435)		812,417,608

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund Class F (a)	7,246,206	104,272,911
Fidelity Series International Growth Fund Class F (a)	8,077,388	110,094,800
Fidelity Series International Small Cap Fund Class F (a)	1,686,586	25,619,240
Fidelity Series International Value Fund Class F (a)	11,482,763	109,775,219
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $371,449,554)		349,762,170

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	828,305	7,587,274
Fidelity Series Floating Rate High Income Fund Class F (a)	343,526	3,095,171
Fidelity Series High Income Fund Class F (a)	4,241,332	36,348,217
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	638,577	6,092,029
Fidelity Series Investment Grade Bond Fund Class F (a)	569,636	6,288,778
Fidelity Series Real Estate Income Fund Class F (a)	571,539	6,121,185
TOTAL BOND FUNDS
(Cost $72,871,125)		65,532,654

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	9,892,611	9,892,611
Fidelity Series Short-Term Credit Fund Class F (a)	327,776	3,248,258
TOTAL SHORT-TERM FUNDS
(Cost $13,167,864)		13,140,869
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,274,454,978)		1,240,853,301
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,186)
NET ASSETS - 100%		$1,240,806,115

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$7,780,101	$5,459,121	$3,346,610	$11,082	$9,892,611
Fidelity Series 100 Index Fund Class F	22,076,639	9,482,558	3,096,269	641,256	28,549,162
Fidelity Series 1000 Value Index Fund Class F	12,574,387	6,026,977	1,160,282	364,317	16,084,214
Fidelity Series All-Sector Equity Fund Class F	72,348,012	35,908,859	7,222,900	989,994	92,524,757
Fidelity Series Blue Chip Growth Fund Class F	56,160,751	27,994,331	13,032,742	173,772	65,247,382
Fidelity Series Commodity Strategy Fund Class F	7,598,824	3,323,179	686,479	--	8,381,687
Fidelity Series Emerging Markets Debt Fund Class F	5,513,325	2,899,692	398,960	332,420	7,587,274
Fidelity Series Emerging Markets Fund Class F	74,776,974	48,265,922	3,400,588	1,382,286	104,272,911
Fidelity Series Equity-Income Fund Class F	93,920,725	46,509,874	7,615,257	2,980,149	121,371,665
Fidelity Series Floating Rate High Income Fund Class F	4,640,111	1,183,546	2,484,280	128,235	3,095,171
Fidelity Series Growth & Income Fund Class F	72,045,256	34,543,334	7,199,476	1,703,944	92,456,338
Fidelity Series Growth Company Fund Class F	81,304,718	25,844,698	--	425,161	109,376,838
Fidelity Series High Income Fund Class F	32,792,039	12,571,984	4,209,277	1,617,656	36,348,217
Fidelity Series Inflation-Protected Bond Index Fund Class F	709,208	6,268,049	814,640	2,699	6,092,029
Fidelity Series International Growth Fund Class F	87,726,158	35,030,019	6,639,569	1,360,949	110,094,800
Fidelity Series International Small Cap Fund Class F	20,077,314	9,397,098	2,657,567	265,216	25,619,240
Fidelity Series International Value Fund Class F	86,418,742	35,461,947	5,779,816	2,404,838	109,775,219
Fidelity Series Intrinsic Opportunities Fund Class F	48,084,803	22,693,486	1,429,728	998,162	64,667,719
Fidelity Series Investment Grade Bond Fund Class F	5,399,515	8,158,895	6,986,826	148,729	6,288,778
Fidelity Series Opportunistic Insights Fund Class F	47,074,969	21,856,037	6,869,955	113,739	60,063,518
Fidelity Series Real Estate Equity Fund Class F	8,671,410	4,990,040	1,142,208	174,625	11,613,499
Fidelity Series Real Estate Income Fund Class F	4,639,636	2,016,654	248,440	245,112	6,121,185
Fidelity Series Short-Term Credit Fund Class F	5,540,036	1,061,832	3,314,422	39,367	3,248,258
Fidelity Series Small Cap Discovery Fund Class F	12,792,986	6,024,457	1,252,795	52,108	15,436,789
Fidelity Series Small Cap Opportunities Fund Class F	39,386,727	18,558,155	4,976,239	247,934	48,192,169
Fidelity Series Stock Selector Large Cap Value Fund Class F	63,241,001	34,078,705	6,598,161	1,339,805	78,451,871
Total	$973,294,367	$465,609,449	$102,563,486	$18,143,555	$1,240,853,301

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,277,485,518. Net unrealized depreciation aggregated $36,632,217, of which $39,185,237 related to appreciated investment securities and $75,817,454 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

December 31, 2015

AFF50-QTLY-0216
1.843409.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,821,041	$54,043,868
Fidelity Advisor Series Equity-Income Fund (a)	8,491,921	96,638,061
Fidelity Advisor Series Growth & Income Fund (a)	5,389,094	66,501,424
Fidelity Advisor Series Growth Opportunities Fund (a)	3,271,381	35,330,919
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,314,121	49,711,811
Fidelity Advisor Series Small Cap Fund (a)	2,549,050	26,280,703
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,813,630	64,124,340
Fidelity Series 100 Index Fund (a)	2,187,581	29,204,200
Fidelity Series 1000 Value Index Fund (a)	1,048,285	10,692,508
Fidelity Series All-Sector Equity Fund (a)	5,007,971	64,051,943
Fidelity Series Commodity Strategy Fund (a)(b)	1,175,026	5,734,125
Fidelity Series Real Estate Equity Fund (a)	514,883	6,914,875
Fidelity Series Small Cap Opportunities Fund (a)	2,609,532	31,940,674
TOTAL DOMESTIC EQUITY FUNDS
(Cost $500,808,040)		541,169,451

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	4,847,040	69,603,489
Fidelity Series International Growth Fund (a)	5,384,912	73,288,656
Fidelity Series International Small Cap Fund (a)	1,130,411	17,148,328
Fidelity Series International Value Fund (a)	7,670,922	73,257,304
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $224,586,963)		233,297,777

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	551,667	5,053,272
Fidelity Series Floating Rate High Income Fund (a)	229,432	2,067,186
Fidelity Series High Income Fund (a)	2,836,427	24,308,182
Fidelity Series Inflation-Protected Bond Index Fund (a)	409,003	3,897,802
Fidelity Series Investment Grade Bond Fund (a)	379,650	4,187,538
Fidelity Series Real Estate Income Fund (a)	386,017	4,134,243
TOTAL BOND FUNDS
(Cost $48,206,776)		43,648,223

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	220,685	2,191,399
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	6,569,317	6,569,317
TOTAL SHORT-TERM FUNDS
(Cost $8,775,486)		8,760,716
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $782,377,265)		826,876,167
NET OTHER ASSETS (LIABILITIES) - 0.0%		(151,221)
NET ASSETS - 100%		$826,724,946

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$50,992,463	$11,497,612	$9,904,157	$83,245	$54,043,868
Fidelity Advisor Series Equity-Income Fund	101,422,163	18,746,325	13,191,714	2,613,744	96,638,061
Fidelity Advisor Series Growth & Income Fund	69,858,447	13,281,423	10,249,112	1,325,004	66,501,424
Fidelity Advisor Series Growth Opportunities Fund	48,540,568	8,584,087	18,969,115	206,851	35,330,919
Fidelity Advisor Series Opportunistic Insights Fund	46,707,300	14,006,784	9,501,464	--	49,711,811
Fidelity Advisor Series Short-Term Credit Fund	3,722,619	358,259	1,865,736	25,067	2,191,399
Fidelity Advisor Series Small Cap Fund	28,800,321	5,404,980	4,654,976	65,980	26,280,703
Fidelity Advisor Series Stock Selector Large Cap Value Fund	67,961,494	15,242,047	8,096,329	1,035,015	64,124,340
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	8,001,549	1,940,197	3,372,429	8,820	6,569,317
Fidelity Series 100 Index Fund	30,534,724	3,900,393	5,423,092	666,258	29,204,200
Fidelity Series 1000 Value Index Fund	11,280,092	1,945,432	1,549,870	246,557	10,692,508
Fidelity Series All-Sector Equity Fund	67,632,263	12,759,082	10,031,484	612,253	64,051,943
Fidelity Series Commodity Strategy Fund	6,567,526	1,486,729	935,689	--	5,734,125
Fidelity Series Emerging Markets Debt Fund	5,427,471	793,749	864,142	253,041	5,053,272
Fidelity Series Emerging Markets Fund	66,992,725	22,145,722	7,990,052	853,998	69,603,489
Fidelity Series Floating Rate High Income Fund	4,235,176	378,326	2,367,699	99,416	2,067,186
Fidelity Series High Income Fund	29,324,894	4,311,716	5,732,539	1,232,694	24,308,182
Fidelity Series Inflation-Protected Bond Index Fund	--	4,132,968	189,278	194	3,897,802
Fidelity Series International Growth Fund	79,011,570	11,396,195	12,989,572	818,648	73,288,656
Fidelity Series International Small Cap Fund	17,396,443	3,715,478	3,221,958	155,700	17,148,328
Fidelity Series International Value Fund	77,853,453	11,561,722	11,800,722	1,541,610	73,257,304
Fidelity Series Investment Grade Bond Fund	5,077,706	3,674,397	4,332,477	114,096	4,187,538
Fidelity Series Real Estate Equity Fund	6,973,997	1,991,077	1,321,651	104,126	6,914,875
Fidelity Series Real Estate Income Fund	4,166,597	695,107	504,562	180,387	4,134,243
Fidelity Series Small Cap Opportunities Fund	34,844,552	6,150,154	5,472,878	124,870	31,940,674
Total	$873,326,113	$180,099,961	$154,532,697	$12,367,574	$826,876,167

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $784,667,860. Net unrealized appreciation aggregated $42,208,307, of which $73,585,924 related to appreciated investment securities and $31,377,617 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

December 31, 2015

FRX-X05-QTLY-0216
1.906833.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $12,820,280)	320,393	18,800,653

Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $1,190,584)	159,567	786,663

International Equity Funds - 11.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $8,750,481)	804,516	8,399,147

Bond Funds - 36.9%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $28,145,881)	2,444,617	28,088,648

Inflation-Protected Bond Funds - 4.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $3,939,675)	377,637	3,602,655

Short-Term Funds - 21.7%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)
(Cost $16,574,067)	16,574,067	16,574,067
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $71,420,968)		76,251,833
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,855)
NET ASSETS - 100%		$76,247,978

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$15,526,643	$4,154,981	$3,107,557	$20,198	$16,574,067
Fidelity Series Commodity Strategy Fund Class F	765,679	329,428	128,891	--	786,663
Fidelity Series Global ex U.S. Index Fund	8,552,711	2,747,819	1,876,183	215,535	8,399,147
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,438,202	868,642	621,793	5,209	3,602,655
Spartan Total Market Index Fund Class F	19,080,970	5,133,755	4,759,758	361,268	18,800,653
Spartan U.S. Bond Index Fund Class F	27,156,184	7,288,547	5,508,996	529,586	28,088,648
Total	$74,520,389	$20,523,172	$16,003,178	$1,131,796	$76,251,833

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $71,778,607. Net unrealized appreciation aggregated $4,473,226, of which $6,207,139 related to appreciated investment securities and $1,733,913 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

December 31, 2015

AFF45-QTLY-0216
1.843408.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,418,145	$71,947,403
Fidelity Advisor Series Equity-Income Fund (a)	11,305,022	128,651,146
Fidelity Advisor Series Growth & Income Fund (a)	7,174,213	88,529,790
Fidelity Advisor Series Growth Opportunities Fund (a)	4,354,851	47,032,386
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,411,947	66,179,201
Fidelity Advisor Series Small Cap Fund (a)	3,393,337	34,985,308
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,739,351	85,365,037
Fidelity Series 100 Index Fund (a)	2,912,224	38,878,187
Fidelity Series 1000 Value Index Fund (a)	1,395,545	14,234,564
Fidelity Series All-Sector Equity Fund (a)	6,666,880	85,269,394
Fidelity Series Commodity Strategy Fund (a)(b)	1,563,193	7,628,382
Fidelity Series Real Estate Equity Fund (a)	685,408	9,205,031
Fidelity Series Small Cap Opportunities Fund (a)	3,474,001	42,521,778
TOTAL DOMESTIC EQUITY FUNDS
(Cost $667,355,088)		720,427,607

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	6,452,923	92,663,975
Fidelity Series International Growth Fund (a)	7,168,721	97,566,294
Fidelity Series International Small Cap Fund (a)	1,504,863	22,828,778
Fidelity Series International Value Fund (a)	10,212,062	97,525,192
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $299,769,713)		310,584,239

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	734,377	6,726,889
Fidelity Series Floating Rate High Income Fund (a)	305,391	2,751,575
Fidelity Series High Income Fund (a)	3,775,424	32,355,380
Fidelity Series Inflation-Protected Bond Index Fund (a)	543,153	5,176,251
Fidelity Series Investment Grade Bond Fund (a)	505,390	5,574,453
Fidelity Series Real Estate Income Fund (a)	514,463	5,509,895
TOTAL BOND FUNDS
(Cost $63,823,592)		58,094,443

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	293,772	2,917,154
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	8,745,621	8,745,621
TOTAL SHORT-TERM FUNDS
(Cost $11,682,491)		11,662,775
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,042,630,884)		1,100,769,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,411)
NET ASSETS - 100%		$1,100,569,653

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,943,920	$14,687,992	$14,690,866	$110,729	$71,947,403
Fidelity Advisor Series Equity-Income Fund	139,722,476	23,116,752	20,331,251	3,535,765	128,651,146
Fidelity Advisor Series Growth & Income Fund	95,978,233	16,205,047	15,039,447	1,793,290	88,529,790
Fidelity Advisor Series Growth Opportunities Fund	67,865,683	10,403,984	27,540,009	275,149	47,032,386
Fidelity Advisor Series Opportunistic Insights Fund	64,496,720	17,699,421	14,055,738	--	66,179,201
Fidelity Advisor Series Short-Term Credit Fund	5,136,286	419,465	2,606,530	34,055	2,917,154
Fidelity Advisor Series Small Cap Fund	39,679,968	6,572,005	6,893,190	87,843	34,985,308
Fidelity Advisor Series Stock Selector Large Cap Value Fund	93,587,750	18,822,423	12,355,671	1,375,973	85,365,037
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	11,028,897	2,469,066	4,752,341	11,966	8,745,621
Fidelity Series 100 Index Fund	41,675,050	4,855,723	7,933,863	885,753	38,878,187
Fidelity Series 1000 Value Index Fund	15,411,426	2,448,380	2,311,292	327,778	14,234,564
Fidelity Series All-Sector Equity Fund	93,180,847	15,648,530	15,143,557	813,950	85,269,394
Fidelity Series Commodity Strategy Fund	9,087,266	1,768,569	1,362,428	--	7,628,382
Fidelity Series Emerging Markets Debt Fund	7,481,511	947,839	1,294,941	343,230	6,726,889
Fidelity Series Emerging Markets Fund	92,286,951	28,415,414	12,460,435	1,136,948	92,663,975
Fidelity Series Floating Rate High Income Fund	5,836,560	442,142	3,286,763	134,895	2,751,575
Fidelity Series High Income Fund	40,383,368	5,247,120	8,419,546	1,671,063	32,355,380
Fidelity Series Inflation-Protected Bond Index Fund	--	5,544,592	307,313	262	5,176,251
Fidelity Series International Growth Fund	108,601,819	13,833,342	19,345,126	1,089,877	97,566,294
Fidelity Series International Small Cap Fund	24,420,397	4,320,553	4,960,807	207,288	22,828,778
Fidelity Series International Value Fund	107,078,702	13,973,978	17,690,711	2,052,384	97,525,192
Fidelity Series Investment Grade Bond Fund	6,998,992	5,117,430	6,230,422	153,779	5,574,453
Fidelity Series Real Estate Equity Fund	9,609,815	2,569,766	1,978,655	139,768	9,205,031
Fidelity Series Real Estate Income Fund	5,763,900	819,638	771,687	243,542	5,509,895
Fidelity Series Small Cap Opportunities Fund	48,151,887	7,624,580	8,417,580	167,989	42,521,778
Total	$1,203,408,424	$ 223,973,751	$ 230,180,169	$16,593,276	$1,100,769,064

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,045,901,397. Net unrealized appreciation aggregated $54,867,667 of which $97,017,116 related to appreciated investment securities and $42,149,449 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

December 31, 2015

F45-QTLY-0216
1.843410.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,870,451	$65,020,518
Fidelity Series 1000 Value Index Fund (a)	3,598,173	36,701,367
Fidelity Series All-Sector Equity Fund (a)	16,444,475	210,324,834
Fidelity Series Blue Chip Growth Fund (a)	13,060,552	148,759,690
Fidelity Series Commodity Strategy Fund (a)(b)	3,974,144	19,393,824
Fidelity Series Equity-Income Fund (a)	24,313,231	276,198,303
Fidelity Series Growth & Income Fund (a)	16,869,420	210,192,968
Fidelity Series Growth Company Fund (a)	20,736,140	267,496,211
Fidelity Series Intrinsic Opportunities Fund (a)	10,847,179	151,426,624
Fidelity Series Opportunistic Insights Fund (a)	9,208,831	137,119,495
Fidelity Series Real Estate Equity Fund (a)	1,953,824	26,239,855
Fidelity Series Small Cap Discovery Fund (a)	3,559,325	34,810,195
Fidelity Series Small Cap Opportunities Fund (a)	8,879,924	108,690,272
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,333,995	178,040,548
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,629,592,637)		1,870,414,704

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	16,785,475	241,039,414
Fidelity Series International Growth Fund (a)	18,576,700	252,828,893
Fidelity Series International Small Cap Fund (a)	3,891,543	59,034,707
Fidelity Series International Value Fund (a)	26,396,509	252,086,663
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $769,149,382)		804,989,677

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,906,733	17,465,678
Fidelity Series Floating Rate High Income Fund (a)	793,517	7,149,588
Fidelity Series High Income Fund (a)	9,651,920	82,716,953
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,474,397	14,050,999
Fidelity Series Investment Grade Bond Fund (a)	1,311,020	14,460,555
Fidelity Series Real Estate Income Fund (a)	1,330,154	14,245,953
TOTAL BOND FUNDS
(Cost $166,103,277)		150,089,726

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	22,942,741	22,942,741
Fidelity Series Short-Term Credit Fund (a)	767,902	7,609,911
TOTAL SHORT-TERM FUNDS
(Cost $30,620,425)		30,552,652
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,595,465,721)		2,856,046,759
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,221
NET ASSETS - 100%		$2,856,047,980

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$20,244,795	$12,599,872	$9,901,926	$28,910	$22,942,741
Fidelity Series 100 Index Fund	67,228,796	8,672,678	11,255,957	1,500,991	65,020,518
Fidelity Series 1000 Value Index Fund	38,016,048	6,673,021	4,539,453	857,115	36,701,367
Fidelity Series All-Sector Equity Fund	222,122,602	39,235,090	29,980,015	2,035,661	210,324,834
Fidelity Series Blue Chip Growth Fund	176,878,750	32,935,993	45,797,255	178,215	148,759,690
Fidelity Series Commodity Strategy Fund	22,540,341	3,661,575	2,043,546	--	19,393,824
Fidelity Series Emerging Markets Debt Fund	18,610,906	2,320,316	2,396,831	880,028	17,465,678
Fidelity Series Emerging Markets Fund	232,807,451	68,333,901	20,028,284	2,939,258	241,039,414
Fidelity Series Equity-Income Fund	289,910,792	48,826,231	33,260,892	7,412,265	276,198,303
Fidelity Series Floating Rate High Income Fund	14,447,165	1,148,226	7,827,871	342,179	7,149,588
Fidelity Series Growth & Income Fund	221,164,420	35,522,081	28,310,430	4,193,412	210,192,968
Fidelity Series Growth Company Fund	253,180,046	11,604,565	3,572,613	620,616	267,496,211
Fidelity Series High Income Fund	103,673,631	10,986,925	19,476,993	4,291,503	82,716,953
Fidelity Series Inflation-Protected Bond Index Fund	--	14,693,061	476,154	682	14,050,999
Fidelity Series International Growth Fund	268,931,545	29,698,139	31,399,980	2,833,487	252,828,893
Fidelity Series International Small Cap Fund	61,841,557	9,808,146	10,073,794	539,509	59,034,707
Fidelity Series International Value Fund	265,034,435	26,391,112	24,192,687	5,335,804	252,086,663
Fidelity Series Intrinsic Opportunities Fund	147,542,328	22,290,661	6,790,253	2,322,695	151,426,624
Fidelity Series Investment Grade Bond Fund	18,326,071	12,893,673	15,973,729	399,984	14,460,555
Fidelity Series Opportunistic Insights Fund	144,536,478	23,555,249	26,610,614	35,261	137,119,495
Fidelity Series Real Estate Equity Fund	25,500,687	7,230,648	3,819,052	396,418	26,239,855
Fidelity Series Real Estate Income Fund	14,270,842	2,061,259	1,314,219	625,650	14,245,953
Fidelity Series Short-Term Credit Fund	17,171,981	917,036	10,376,562	100,245	7,609,911
Fidelity Series Small Cap Discovery Fund	37,930,193	6,808,893	4,520,823	70,566	34,810,195
Fidelity Series Small Cap Opportunities Fund	119,061,588	18,958,380	16,915,198	429,190	108,690,272
Fidelity Series Stock Selector Large Cap Value Fund	192,941,019	38,872,500	22,863,667	2,935,936	178,040,548
Total	$2,993,914,467	$496,699,231	$393,718,798	$41,305,580	$2,856,046,759

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,603,466,385. Net unrealized appreciation aggregated $252,580,374, of which $355,349,652 related to appreciated investment securities and $102,769,278 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

December 31, 2015

F25-QTLY-0216
1.811340.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11,185,450	$149,325,761
Fidelity Series 1000 Value Index Fund (a)	8,243,935	84,088,142
Fidelity Series All-Sector Equity Fund (a)	37,767,414	483,045,226
Fidelity Series Blue Chip Growth Fund (a)	29,955,813	341,196,710
Fidelity Series Commodity Strategy Fund (a)(b)	11,825,078	57,706,379
Fidelity Series Equity-Income Fund (a)	55,835,622	634,292,662
Fidelity Series Growth & Income Fund (a)	38,723,666	482,496,884
Fidelity Series Growth Company Fund (a)	47,500,342	612,754,413
Fidelity Series Intrinsic Opportunities Fund (a)	24,438,343	341,159,271
Fidelity Series Opportunistic Insights Fund (a)	21,122,612	314,515,691
Fidelity Series Real Estate Equity Fund (a)	4,516,681	60,659,020
Fidelity Series Small Cap Discovery Fund (a)	8,231,028	80,499,455
Fidelity Series Small Cap Opportunities Fund (a)	20,385,653	249,520,390
Fidelity Series Stock Selector Large Cap Value Fund (a)	37,616,170	410,016,251
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,827,122,705)		4,301,276,255

International Equity Funds - 21.3%
Fidelity Series Emerging Markets Fund (a)	41,802,559	600,284,753
Fidelity Series International Growth Fund (a)	40,984,687	557,801,594
Fidelity Series International Small Cap Fund (a)	8,610,422	130,620,099
Fidelity Series International Value Fund (a)	58,269,380	556,472,582
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,782,651,429)		1,845,179,028

Bond Funds - 24.4%
Fidelity Series Emerging Markets Debt Fund (a)	5,779,323	52,938,598
Fidelity Series Floating Rate High Income Fund (a)	2,381,320	21,455,692
Fidelity Series High Income Fund (a)	29,626,249	253,896,955
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,553,007	43,390,156
Fidelity Series Investment Grade Bond Fund (a)	154,796,422	1,707,404,536
Fidelity Series Real Estate Income Fund (a)	3,996,733	42,805,010
TOTAL BOND FUNDS
(Cost $2,208,348,925)		2,121,890,947

Short-Term Funds - 4.7%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	311,882,549	311,882,549
Fidelity Series Short-Term Credit Fund (a)	10,109,020	100,180,384
TOTAL SHORT-TERM FUNDS
(Cost $412,904,736)		412,062,933
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,231,027,795)		8,680,409,163
NET OTHER ASSETS (LIABILITIES) - 0.0%		(28,589)
NET ASSETS - 100%		$8,680,380,574

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$158,393,897	$184,229,824	$30,741,173	$290,259	$311,882,549
Fidelity Series 100 Index Fund	159,399,458	13,172,311	24,468,190	3,401,161	149,325,761
Fidelity Series 1000 Value Index Fund	90,830,961	10,625,242	9,644,709	1,941,147	84,088,142
Fidelity Series All-Sector Equity Fund	520,443,442	72,405,599	62,581,978	4,612,688	483,045,226
Fidelity Series Blue Chip Growth Fund	411,893,436	69,071,206	104,877,123	413,479	341,196,710
Fidelity Series Commodity Strategy Fund	68,184,018	7,521,459	3,619,108	--	57,706,379
Fidelity Series Emerging Markets Debt Fund	56,518,096	4,959,469	5,322,005	2,667,963	52,938,598
Fidelity Series Emerging Markets Fund	577,182,870	160,833,438	31,144,769	7,328,781	600,284,753
Fidelity Series Equity-Income Fund	674,760,034	91,684,512	65,737,136	17,082,128	634,292,662
Fidelity Series Floating Rate High Income Fund	43,889,096	2,477,371	23,121,596	1,009,216	21,455,692
Fidelity Series Growth & Income Fund	519,408,110	68,115,937	63,979,062	9,709,342	482,496,884
Fidelity Series Growth Company Fund	601,386,899	5,165,314	9,016,593	1,421,647	612,754,413
Fidelity Series High Income Fund	308,629,168	23,791,346	41,024,450	12,908,217	253,896,955
Fidelity Series Inflation-Protected Bond Index Fund	138,815	44,696,966	935,345	2,320	43,390,156
Fidelity Series International Growth Fund	621,646,306	44,241,056	76,639,099	6,201,491	557,801,594
Fidelity Series International Small Cap Fund	141,983,562	14,857,193	20,901,906	1,184,411	130,620,099
Fidelity Series International Value Fund	611,146,218	45,759,050	67,487,400	11,686,342	556,472,582
Fidelity Series Intrinsic Opportunities Fund	345,532,038	34,825,227	13,019,063	5,282,296	341,159,271
Fidelity Series Investment Grade Bond Fund	1,778,773,980	234,940,724	222,864,725	37,979,349	1,707,404,536
Fidelity Series Opportunistic Insights Fund	338,659,119	38,749,943	53,533,651	79,901	314,515,691
Fidelity Series Real Estate Equity Fund	61,751,153	11,780,200	6,566,817	915,755	60,659,020
Fidelity Series Real Estate Income Fund	43,186,262	4,318,317	2,388,604	1,869,014	42,805,010
Fidelity Series Short-Term Credit Fund	96,842,363	24,287,853	19,981,707	889,988	100,180,384
Fidelity Series Small Cap Discovery Fund	91,312,733	9,801,411	8,242,007	162,187	80,499,455
Fidelity Series Small Cap Opportunities Fund	276,876,952	34,511,745	33,451,519	988,137	249,520,390
Fidelity Series Stock Selector Large Cap Value Fund	455,861,329	73,891,852	49,688,347	6,670,181	410,016,251
Total	$9,054,630,315	$1,330,714,565	$1,050,978,082	$136,697,400	$8,680,409,163

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $8,244,537,413. Net unrealized appreciation aggregated $435,871,750, of which $733,494,544 related to appreciated investment securities and $297,622,794 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

December 31, 2015

F20-QTLY-216
1.811330.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,684,841	$182,692,623
Fidelity Series 1000 Value Index Fund (a)	10,084,017	102,856,974
Fidelity Series All-Sector Equity Fund (a)	46,152,014	590,284,255
Fidelity Series Blue Chip Growth Fund (a)	36,652,244	417,469,054
Fidelity Series Commodity Strategy Fund (a)(b)	16,207,943	79,094,759
Fidelity Series Equity-Income Fund (a)	68,232,048	775,116,070
Fidelity Series Growth & Income Fund (a)	47,280,317	589,112,751
Fidelity Series Growth Company Fund (a)	58,362,416	752,875,165
Fidelity Series Intrinsic Opportunities Fund (a)	29,795,991	415,952,034
Fidelity Series Opportunistic Insights Fund (a)	25,889,882	385,500,347
Fidelity Series Real Estate Equity Fund (a)	5,514,025	74,053,351
Fidelity Series Small Cap Discovery Fund (a)	10,018,977	97,985,590
Fidelity Series Small Cap Opportunities Fund (a)	24,895,917	304,726,023
Fidelity Series Stock Selector Large Cap Value Fund (a)	45,840,035	499,656,387
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,667,147,854)		5,267,375,383

International Equity Funds - 19.0%
Fidelity Series Emerging Markets Fund (a)	53,201,005	763,966,433
Fidelity Series International Growth Fund (a)	48,987,482	666,719,629
Fidelity Series International Small Cap Fund (a)	10,292,170	156,132,213
Fidelity Series International Value Fund (a)	69,646,296	665,122,131
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,192,286,367)		2,251,940,406

Bond Funds - 31.2%
Fidelity Series Emerging Markets Debt Fund (a)	7,813,847	71,574,842
Fidelity Series Floating Rate High Income Fund (a)	3,264,097	29,409,518
Fidelity Series High Income Fund (a)	40,385,253	346,101,617
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,867,946	122,631,525
Fidelity Series Investment Grade Bond Fund (a)	278,098,612	3,067,427,689
Fidelity Series Real Estate Income Fund (a)	5,448,576	58,354,253
TOTAL BOND FUNDS
(Cost $3,845,004,986)		3,695,499,444

Short-Term Funds - 5.3%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	473,905,047	473,905,047
Fidelity Series Short-Term Credit Fund (a)	15,902,540	157,594,171
TOTAL SHORT-TERM FUNDS
(Cost $632,799,597)		631,499,218
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,337,238,804)		11,846,314,451
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,961
NET ASSETS - 100%		$11,846,320,412

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$246,531,532	$271,548,520	$44,175,005	$446,832	$473,905,047
Fidelity Series 100 Index Fund	198,232,278	11,207,509	28,352,813	4,157,687	182,692,623
Fidelity Series 1000 Value Index Fund	112,470,370	11,921,807	12,101,445	2,370,864	102,856,974
Fidelity Series All-Sector Equity Fund	649,206,107	78,838,286	79,976,624	5,638,719	590,284,255
Fidelity Series Blue Chip Growth Fund	513,088,185	81,203,338	133,872,564	510,950	417,469,054
Fidelity Series Commodity Strategy Fund	99,327,375	7,743,397	7,937,264	--	79,094,759
Fidelity Series Emerging Markets Debt Fund	81,224,782	4,836,382	10,069,628	3,690,925	71,574,842
Fidelity Series Emerging Markets Fund	728,207,865	206,232,019	47,099,278	9,291,285	763,966,433
Fidelity Series Equity-Income Fund	847,257,671	100,320,555	91,176,082	21,154,132	775,116,070
Fidelity Series Floating Rate High Income Fund	62,829,011	2,487,289	33,393,211	1,431,826	29,409,518
Fidelity Series Growth & Income Fund	646,379,942	73,021,449	79,823,148	12,008,539	589,112,751
Fidelity Series Growth Company Fund	756,193,199	1,746,740	24,297,544	1,746,740	752,875,165
Fidelity Series High Income Fund	432,748,175	26,668,231	61,671,639	17,799,549	346,101,617
Fidelity Series Inflation-Protected Bond Index Fund	107,377,552	33,427,332	15,574,427	34,617	122,631,525
Fidelity Series International Growth Fund	758,908,123	37,335,115	91,933,922	7,425,965	666,719,629
Fidelity Series International Small Cap Fund	174,647,827	13,187,689	25,454,080	1,418,294	156,132,213
Fidelity Series International Value Fund	753,356,123	41,542,746	90,627,056	13,993,871	665,122,131
Fidelity Series Intrinsic Opportunities Fund	432,252,591	32,605,147	16,820,760	6,503,259	415,952,034
Fidelity Series Investment Grade Bond Fund	3,495,690,699	196,539,213	467,654,582	71,176,602	3,067,427,689
Fidelity Series Opportunistic Insights Fund	422,463,954	40,778,582	66,550,626	97,673	385,500,347
Fidelity Series Real Estate Equity Fund	76,872,858	13,602,424	8,550,016	1,120,156	74,053,351
Fidelity Series Real Estate Income Fund	61,797,725	4,024,855	4,258,815	2,584,737	58,354,253
Fidelity Series Short-Term Credit Fund	191,155,658	41,741,998	73,826,653	1,378,171	157,594,171
Fidelity Series Small Cap Discovery Fund	107,047,176	15,505,604	9,418,833	197,867	97,985,590
Fidelity Series Small Cap Opportunities Fund	348,834,138	35,828,679	45,020,851	1,214,814	304,726,023
Fidelity Series Stock Selector Large Cap Value Fund	564,673,391	81,269,438	60,633,751	8,131,694	499,656,387
Total	$12,868,774,307	$1,465,164,344	$1,630,270,617	$195,525,768	$11,846,314,451

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $11,358,494,772. Net unrealized appreciation aggregated $487,819,679, of which $916,431,665 related to appreciated investment securities and $428,611,986 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

December 31, 2015

AFF60-QTLY-0216
1.9858329.101

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	72,660	$814,515
Fidelity Advisor Series Equity-Income Fund (a)	126,675	1,441,567
Fidelity Advisor Series Growth & Income Fund (a)	80,518	993,588
Fidelity Advisor Series Growth Opportunities Fund (a)	48,988	529,071
Fidelity Advisor Series Opportunistic Insights Fund (a)	49,629	744,434
Fidelity Advisor Series Small Cap Fund (a)	37,876	390,499
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	86,595	955,140
Fidelity Series 100 Index Fund (a)	32,691	436,422
Fidelity Series 1000 Value Index Fund (a)	15,671	159,847
Fidelity Series All-Sector Equity Fund (a)	74,866	957,537
Fidelity Series Commodity Strategy Fund (a)(b)	17,908	87,391
Fidelity Series Real Estate Equity Fund (a)	7,654	102,793
Fidelity Series Small Cap Opportunities Fund (a)	39,008	477,461
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,561,482)		8,090,265

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	72,430	1,040,095
Fidelity Series International Growth Fund (a)	80,421	1,094,532
Fidelity Series International Small Cap Fund (a)	16,859	255,755
Fidelity Series International Value Fund (a)	114,730	1,095,674
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,681,633)		3,486,056

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	8,234	75,423
Fidelity Series Floating Rate High Income Fund (a)	3,459	31,169
Fidelity Series High Income Fund (a)	42,538	364,547
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,328	60,301
Fidelity Series Investment Grade Bond Fund (a)	5,675	62,592
Fidelity Series Real Estate Income Fund (a)	5,725	61,317
TOTAL BOND FUNDS
(Cost $703,624)		655,349

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,298	32,753
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	98,205	98,205
TOTAL SHORT-TERM FUNDS
(Cost $131,125)		130,958
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,077,864)		12,362,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,148)
NET ASSETS - 100%		$12,360,480

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$353,521	$720,859	$269,229	$1,160	$814,515
Fidelity Advisor Series Equity-Income Fund	707,283	1,410,721	528,191	29,131	1,441,567
Fidelity Advisor Series Growth & Income Fund	487,676	972,002	373,610	14,583	993,588
Fidelity Advisor Series Growth Opportunities Fund	318,390	595,243	333,259	2,882	529,071
Fidelity Advisor Series Opportunistic Insights Fund	326,097	684,873	230,451	--	744,434
Fidelity Advisor Series Short-Term Credit Fund	23,018	38,849	28,863	262	32,753
Fidelity Advisor Series Small Cap Fund	200,479	392,478	156,414	903	390,499
Fidelity Advisor Series Stock Selector Large Cap Value Fund	472,950	989,417	352,333	14,688	955,140
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	56,252	104,313	62,361	97	98,205
Fidelity Series 100 Index Fund	211,084	404,766	172,749	9,487	436,422
Fidelity Series 1000 Value Index Fund	78,435	156,476	60,179	3,512	159,847
Fidelity Series All-Sector Equity Fund	470,740	945,291	363,456	8,689	957,537
Fidelity Series Commodity Strategy Fund	47,745	94,222	37,216	--	87,391
Fidelity Series Emerging Markets Debt Fund	35,884	71,942	28,339	2,791	75,423
Fidelity Series Emerging Markets Fund	465,641	1,096,572	369,191	11,705	1,040,095
Fidelity Series Floating Rate High Income Fund	29,473	33,846	29,854	1,060	31,169
Fidelity Series High Income Fund	204,550	361,160	158,136	13,420	364,547
Fidelity Series Inflation-Protected Bond Index Fund	--	71,572	10,629	2	60,301
Fidelity Series International Growth Fund	545,165	1,031,986	413,407	11,222	1,094,532
Fidelity Series International Small Cap Fund	124,995	247,132	101,489	2,129	255,755
Fidelity Series International Value Fund	537,491	1,042,921	413,111	21,095	1,095,674
Fidelity Series Investment Grade Bond Fund	33,417	103,091	71,519	1,265	62,592
Fidelity Series Real Estate Equity Fund	48,806	101,736	41,438	1,248	102,793
Fidelity Series Real Estate Income Fund	29,252	55,568	21,014	2,080	61,317
Fidelity Series Small Cap Opportunities Fund	243,810	460,520	183,569	1,466	477,461
Total	$6,052,154	$12,187,556	$4,810,007	$154,877	$12,362,628

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $13,375,188. Net unrealized depreciation aggregated $1,012,560, of which $50,689 related to appreciated investment securities and $1,063,249 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

December 31, 2015

FF55-QTLY-0216
1.927052.104

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,000,340	$13,354,541
Fidelity Series 1000 Value Index Fund (a)	738,282	7,530,479
Fidelity Series All-Sector Equity Fund (a)	3,377,120	43,193,362
Fidelity Series Blue Chip Growth Fund (a)	2,682,845	30,557,599
Fidelity Series Commodity Strategy Fund (a)(b)	829,001	4,045,527
Fidelity Series Equity-Income Fund (a)	4,993,637	56,727,715
Fidelity Series Growth & Income Fund (a)	3,466,974	43,198,499
Fidelity Series Growth Company Fund (a)	4,292,929	55,378,789
Fidelity Series Intrinsic Opportunities Fund (a)	2,325,695	32,466,706
Fidelity Series Opportunistic Insights Fund (a)	1,891,207	28,160,076
Fidelity Series Real Estate Equity Fund (a)	403,335	5,416,795
Fidelity Series Small Cap Discovery Fund (a)	731,253	7,151,656
Fidelity Series Small Cap Opportunities Fund (a)	1,824,586	22,332,937
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,356,731	36,588,369
TOTAL DOMESTIC EQUITY FUNDS
(Cost $378,764,997)		386,103,050

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	3,468,709	49,810,661
Fidelity Series International Growth Fund (a)	3,834,502	52,187,572
Fidelity Series International Small Cap Fund (a)	804,165	12,199,187
Fidelity Series International Value Fund (a)	5,448,741	52,035,479
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $174,367,287)		166,232,899

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	393,635	3,605,697
Fidelity Series Floating Rate High Income Fund (a)	163,484	1,472,994
Fidelity Series High Income Fund (a)	1,989,382	17,049,004
Fidelity Series Inflation-Protected Bond Index Fund (a)	311,233	2,966,053
Fidelity Series Investment Grade Bond Fund (a)	270,450	2,983,066
Fidelity Series Real Estate Income Fund (a)	272,311	2,916,449
TOTAL BOND FUNDS
(Cost $34,574,627)		30,993,263

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	4,720,889	4,720,889
Fidelity Series Short-Term Credit Fund (a)	157,509	1,560,910
TOTAL SHORT-TERM FUNDS
(Cost $6,295,138)		6,281,799
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $594,002,049)		589,611,011
NET OTHER ASSETS (LIABILITIES) - 0.0%		847
NET ASSETS - 100%		$589,611,858

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$4,263,640	$2,546,478	$2,089,228	$5,803	$4,720,889
Fidelity Series 100 Index Fund	11,928,340	4,268,451	2,921,954	315,196	13,354,541
Fidelity Series 1000 Value Index Fund	6,795,241	2,761,086	1,332,789	180,105	7,530,479
Fidelity Series All-Sector Equity Fund	39,206,632	16,139,838	7,877,662	427,477	43,193,362
Fidelity Series Blue Chip Growth Fund	30,665,419	13,081,854	10,086,703	35,920	30,557,599
Fidelity Series Commodity Strategy Fund	3,974,444	1,624,184	592,584	--	4,045,527
Fidelity Series Emerging Markets Debt Fund	3,039,112	1,307,250	523,285	170,069	3,605,697
Fidelity Series Emerging Markets Fund	40,369,885	22,278,350	4,910,035	610,700	49,810,661
Fidelity Series Equity-Income Fund	50,792,034	20,897,860	9,080,152	1,459,093	56,727,715
Fidelity Series Floating Rate High Income Fund	2,513,043	532,732	1,446,566	66,133	1,472,994
Fidelity Series Growth & Income Fund	39,026,124	15,628,622	7,859,387	821,463	43,198,499
Fidelity Series Growth Company Fund	43,931,745	10,640,142	349,819	128,456	55,378,789
Fidelity Series High Income Fund	17,625,324	5,619,567	3,710,459	828,786	17,049,004
Fidelity Series Inflation-Protected Bond Index Fund	528,211	3,199,177	724,515	231	2,966,053
Fidelity Series International Growth Fund	47,525,753	15,009,111	7,386,190	588,985	52,187,572
Fidelity Series International Small Cap Fund	10,893,920	4,055,025	2,170,752	112,263	12,199,187
Fidelity Series International Value Fund	46,842,504	14,700,763	6,355,062	1,109,131	52,035,479
Fidelity Series Intrinsic Opportunities Fund	26,048,098	10,087,626	1,247,049	473,107	32,466,706
Fidelity Series Investment Grade Bond Fund	2,977,111	4,129,827	3,971,802	75,034	2,983,066
Fidelity Series Opportunistic Insights Fund	25,510,768	10,124,277	6,526,868	7,405	28,160,076
Fidelity Series Real Estate Equity Fund	4,683,274	2,375,295	1,156,601	81,748	5,416,795
Fidelity Series Real Estate Income Fund	2,513,133	884,024	330,415	124,201	2,916,449
Fidelity Series Short-Term Credit Fund	3,039,920	508,596	1,967,173	19,163	1,560,910
Fidelity Series Small Cap Discovery Fund	6,924,978	2,734,046	1,434,458	14,392	7,151,656
Fidelity Series Small Cap Opportunities Fund	21,335,264	8,154,037	4,693,562	88,090	22,332,937
Fidelity Series Stock Selector Large Cap Value Fund	34,275,216	15,484,018	6,875,430	616,949	36,588,369
Total	$527,229,133	$208,772,236	$97,620,500	$8,359,900	$589,611,011

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $597,100,007. Net unrealized depreciation aggregated $7,488,996, of which $26,466,031 related to appreciated investment securities and $33,955,027 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

December 31, 2015

F40-QTLY-0216
1.811349.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,944,196	$146,105,013
Fidelity Series 1000 Value Index Fund (a)	8,073,312	82,347,782
Fidelity Series All-Sector Equity Fund (a)	36,953,033	472,629,286
Fidelity Series Blue Chip Growth Fund (a)	29,346,890	334,261,075
Fidelity Series Commodity Strategy Fund (a)(b)	8,645,506	42,190,067
Fidelity Series Equity-Income Fund (a)	54,632,689	620,627,346
Fidelity Series Growth & Income Fund (a)	37,851,962	471,635,448
Fidelity Series Growth Company Fund (a)	46,760,314	603,208,054
Fidelity Series Intrinsic Opportunities Fund (a)	24,105,391	336,511,254
Fidelity Series Opportunistic Insights Fund (a)	20,689,809	308,071,254
Fidelity Series Real Estate Equity Fund (a)	4,354,295	58,478,176
Fidelity Series Small Cap Discovery Fund (a)	7,980,271	78,047,053
Fidelity Series Small Cap Opportunities Fund (a)	19,926,706	243,902,876
Fidelity Series Stock Selector Large Cap Value Fund (a)	36,657,070	399,562,061
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,734,388,132)		4,197,576,745

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	37,539,686	539,069,889
Fidelity Series International Growth Fund (a)	41,644,284	566,778,702
Fidelity Series International Small Cap Fund (a)	8,727,453	132,395,465
Fidelity Series International Value Fund (a)	59,174,330	565,114,851
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,762,011,507)		1,803,358,907

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	4,276,271	39,170,642
Fidelity Series Floating Rate High Income Fund (a)	1,790,517	16,132,558
Fidelity Series High Income Fund (a)	21,616,828	185,256,215
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,297,080	31,421,174
Fidelity Series Investment Grade Bond Fund (a)	2,940,421	32,432,843
Fidelity Series Real Estate Income Fund (a)	2,986,165	31,981,825
TOTAL BOND FUNDS
(Cost $373,075,960)		336,395,257

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	51,245,324	51,245,324
Fidelity Series Short-Term Credit Fund (a)	1,710,985	16,955,861
TOTAL SHORT-TERM FUNDS
(Cost $68,352,911)		68,201,185
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,937,828,510)		6,405,532,094
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,335)
NET ASSETS - 100%		$6,405,530,759

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$47,624,725	$25,325,984	$21,705,385	$66,122	$51,245,324
Fidelity Series 100 Index Fund	154,252,842	11,848,227	20,916,603	3,346,702	146,105,013
Fidelity Series 1000 Value Index Fund	87,256,742	11,212,028	8,411,458	1,908,225	82,347,782
Fidelity Series All-Sector Equity Fund	511,263,608	62,276,778	53,855,157	4,538,858	472,629,286
Fidelity Series Blue Chip Growth Fund	406,816,021	90,088,058	128,418,501	402,066	334,261,075
Fidelity Series Commodity Strategy Fund	52,225,272	4,556,851	3,827,179	--	42,190,067
Fidelity Series Emerging Markets Debt Fund	43,053,009	3,484,855	4,969,711	1,994,392	39,170,642
Fidelity Series Emerging Markets Fund	535,684,671	129,069,224	35,460,375	6,566,509	539,069,889
Fidelity Series Equity-Income Fund	667,318,641	75,107,229	56,094,852	16,770,232	620,627,346
Fidelity Series Floating Rate High Income Fund	33,378,622	1,509,015	17,355,448	780,012	16,132,558
Fidelity Series Growth & Income Fund	508,828,132	53,696,287	49,916,328	9,495,723	471,635,448
Fidelity Series Growth Company Fund	590,350,986	11,286,022	13,082,278	1,400,150	603,208,054
Fidelity Series High Income Fund	238,072,282	18,479,017	43,162,543	9,737,295	185,256,215
Fidelity Series Inflation-Protected Bond Index Fund	--	32,601,982	811,312	1,527	31,421,174
Fidelity Series International Growth Fund	619,410,927	40,589,262	61,073,657	6,334,419	566,778,702
Fidelity Series International Small Cap Fund	142,568,230	16,353,020	20,970,318	1,206,620	132,395,465
Fidelity Series International Value Fund	610,063,307	35,056,332	46,237,228	11,928,619	565,114,851
Fidelity Series Intrinsic Opportunities Fund	339,687,916	35,281,057	12,537,177	5,220,473	336,511,254
Fidelity Series Investment Grade Bond Fund	42,891,175	28,215,109	36,881,389	906,707	32,432,843
Fidelity Series Opportunistic Insights Fund	332,716,326	36,094,305	51,205,593	78,621	308,071,254
Fidelity Series Real Estate Equity Fund	58,948,306	13,984,398	8,262,185	887,465	58,478,176
Fidelity Series Real Estate Income Fund	32,995,483	3,128,579	2,595,408	1,410,987	31,981,825
Fidelity Series Short-Term Credit Fund	41,498,101	1,251,785	25,556,234	232,783	16,955,861
Fidelity Series Small Cap Discovery Fund	86,107,650	13,118,394	9,009,782	157,982	78,047,053
Fidelity Series Small Cap Opportunities Fund	274,012,755	30,572,986	32,724,982	963,550	243,902,876
Fidelity Series Stock Selector Large Cap Value Fund	444,139,218	66,241,041	41,642,753	6,532,549	399,562,061
Total	$6,901,164,947	$850,427,825	$806,683,836	$92,868,588	$6,405,532,094

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $5,949,439,515. Net unrealized appreciation aggregated $456,092,579, of which $675,819,268 related to appreciated investment securities and $219,726,689 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

December 31, 2015

AFF55-QTLY-0216
1.927048.104

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,606,670	$18,010,773
Fidelity Advisor Series Equity-Income Fund (a)	2,826,283	32,163,098
Fidelity Advisor Series Growth & Income Fund (a)	1,793,369	22,130,172
Fidelity Advisor Series Growth Opportunities Fund (a)	1,084,406	11,711,580
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,104,541	16,568,112
Fidelity Advisor Series Small Cap Fund (a)	848,343	8,746,421
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,934,612	21,338,773
Fidelity Series 100 Index Fund (a)	727,901	9,717,472
Fidelity Series 1000 Value Index Fund (a)	348,866	3,558,433
Fidelity Series All-Sector Equity Fund (a)	1,666,719	21,317,334
Fidelity Series Commodity Strategy Fund (a)(b)	390,661	1,906,428
Fidelity Series Real Estate Equity Fund (a)	171,422	2,302,197
Fidelity Series Small Cap Opportunities Fund (a)	868,468	10,630,043
TOTAL DOMESTIC EQUITY FUNDS
(Cost $182,233,778)		180,100,836

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	1,613,951	23,176,337
Fidelity Series International Growth Fund (a)	1,791,663	24,384,527
Fidelity Series International Small Cap Fund (a)	375,978	5,703,585
Fidelity Series International Value Fund (a)	2,552,402	24,375,443
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $81,548,873)		77,639,892

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	183,367	1,679,646
Fidelity Series Floating Rate High Income Fund (a)	74,014	666,867
Fidelity Series High Income Fund (a)	942,188	8,074,549
Fidelity Series Inflation-Protected Bond Index Fund (a)	141,835	1,351,689
Fidelity Series Investment Grade Bond Fund (a)	126,343	1,393,568
Fidelity Series Real Estate Income Fund (a)	127,901	1,369,819
TOTAL BOND FUNDS
(Cost $16,197,892)		14,536,138

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	72,957	724,460
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	2,181,584	2,181,584
TOTAL SHORT-TERM FUNDS
(Cost $2,910,810)		2,906,044
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $282,891,353)		275,182,910
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,623)
NET ASSETS - 100%		$275,137,287

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$14,086,899	$6,521,411	$3,070,769	$27,321	$18,010,773
Fidelity Advisor Series Equity-Income Fund	28,153,918	11,416,749	4,106,949	806,248	32,163,098
Fidelity Advisor Series Growth & Income Fund	19,351,812	7,878,778	3,087,902	690,462	22,130,172
Fidelity Advisor Series Growth Opportunities Fund	13,063,931	5,272,062	5,653,139	67,890	11,711,580
Fidelity Advisor Series Opportunistic Insights Fund	12,959,379	7,048,577	2,900,491	--	16,568,112
Fidelity Advisor Series Short-Term Credit Fund	941,223	295,734	505,251	7,566	724,460
Fidelity Advisor Series Small Cap Fund	7,957,011	3,251,323	1,409,951	21,537	8,746,421
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,793,883	8,626,450	2,542,899	341,344	21,338,773
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	2,216,677	967,143	1,002,236	2,697	2,181,584
Fidelity Series 100 Index Fund	8,404,068	2,896,344	1,625,647	219,711	9,717,472
Fidelity Series 1000 Value Index Fund	3,081,539	1,262,000	469,728	81,313	3,558,433
Fidelity Series All-Sector Equity Fund	18,690,062	7,694,821	3,033,596	201,911	21,317,334
Fidelity Series Commodity Strategy Fund	2,223,414	792,223	675,565	--	1,906,428
Fidelity Series Emerging Markets Debt Fund	1,495,331	562,439	281,968	77,402	1,679,646
Fidelity Series Emerging Markets Fund	18,225,158	11,051,793	2,470,603	278,600	23,176,337
Fidelity Series Floating Rate High Income Fund	1,195,373	260,778	732,284	30,348	666,867
Fidelity Series High Income Fund	7,824,042	2,932,266	1,550,160	376,493	8,074,549
Fidelity Series Inflation-Protected Bond Index Fund	--	1,401,546	34,464	64	1,351,689
Fidelity Series International Growth Fund	21,782,706	7,734,231	3,771,236	267,209	24,384,527
Fidelity Series International Small Cap Fund	4,935,643	2,087,294	1,056,853	50,813	5,703,585
Fidelity Series International Value Fund	21,471,305	7,704,604	3,351,440	503,188	24,375,443
Fidelity Series Investment Grade Bond Fund	1,504,146	1,439,977	1,479,131	35,389	1,393,568
Fidelity Series Real Estate Equity Fund	1,917,589	1,020,777	429,982	33,133	2,302,197
Fidelity Series Real Estate Income Fund	1,148,985	445,321	155,839	56,617	1,369,819
Fidelity Series Small Cap Opportunities Fund	9,666,462	3,795,810	1,707,497	40,048	10,630,043
Total	$241,090,556	$104,360,451	$47,105,580	$4,217,304	$275,182,910

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $284,008,496. Net unrealized depreciation aggregated $8,825,586, of which $8,023,425 related to appreciated investment securities and $16,849,011 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

December 31, 2015

AFF10-QTLY-0216
1.811320.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,856,616	$20,812,665
Fidelity Advisor Series Equity-Income Fund (a)	3,268,556	37,196,165
Fidelity Advisor Series Growth & Income Fund (a)	2,071,017	25,556,356
Fidelity Advisor Series Growth Opportunities Fund (a)	1,260,487	13,613,255
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,276,343	19,145,144
Fidelity Advisor Series Small Cap Fund (a)	980,436	10,108,298
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,234,214	24,643,379
Fidelity Series 100 Index Fund (a)	841,147	11,229,318
Fidelity Series 1000 Value Index Fund (a)	403,152	4,112,151
Fidelity Series All-Sector Equity Fund (a)	1,928,092	24,660,294
Fidelity Series Commodity Strategy Fund (a)(b)	889,943	4,342,922
Fidelity Series Real Estate Equity Fund (a)	199,999	2,685,983
Fidelity Series Small Cap Opportunities Fund (a)	1,004,462	12,294,618
TOTAL DOMESTIC EQUITY FUNDS
(Cost $187,187,128)		210,400,548

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund (a)	2,354,776	33,814,583
Fidelity Series International Growth Fund (a)	1,846,365	25,129,028
Fidelity Series International Small Cap Fund (a)	389,149	5,903,384
Fidelity Series International Value Fund (a)	2,630,110	25,117,546
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $84,188,317)		89,964,541

Bond Funds - 39.3%
Fidelity Series Emerging Markets Debt Fund (a)	411,400	3,768,422
Fidelity Series Floating Rate High Income Fund (a)	167,654	1,510,559
Fidelity Series High Income Fund (a)	2,125,225	18,213,182
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,696,855	16,171,032
Fidelity Series Investment Grade Bond Fund (a)	18,053,942	199,134,975
Fidelity Series Real Estate Income Fund (a)	280,885	3,008,274
TOTAL BOND FUNDS
(Cost $246,491,140)		241,806,444

Short-Term Funds - 11.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,842,703	18,298,045
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	55,010,596	55,010,596
TOTAL SHORT-TERM FUNDS
(Cost $73,434,664)		73,308,641
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $591,301,249)		615,480,174
NET OTHER ASSETS (LIABILITIES) - 0.0%		(151,740)
NET ASSETS - 100%		$615,328,434

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,599,954	$3,924,341	$6,346,270	$32,140	$20,812,665
Fidelity Advisor Series Equity-Income Fund	45,056,827	5,872,385	9,677,287	1,076,406	37,196,165
Fidelity Advisor Series Growth & Income Fund	30,943,437	4,427,277	7,280,317	548,086	25,556,356
Fidelity Advisor Series Growth Opportunities Fund	26,264,798	2,446,485	14,208,987	79,862	13,613,255
Fidelity Advisor Series Opportunistic Insights Fund	20,765,959	4,765,905	5,902,673	--	19,145,144
Fidelity Advisor Series Short-Term Credit Fund	19,781,174	3,311,064	4,636,726	169,284	18,298,045
Fidelity Advisor Series Small Cap Fund	12,640,557	1,353,723	2,608,182	25,566	10,108,298
Fidelity Advisor Series Stock Selector Large Cap Value Fund	30,105,063	4,814,034	5,989,488	397,893	24,643,379
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	47,582,889	17,798,699	10,370,992	61,777	55,010,596
Fidelity Series 100 Index Fund	13,490,045	1,149,038	3,543,860	255,884	11,229,318
Fidelity Series 1000 Value Index Fund	5,005,876	542,274	1,059,630	94,786	4,112,151
Fidelity Series All-Sector Equity Fund	29,927,257	3,949,806	6,797,007	235,591	24,660,294
Fidelity Series Commodity Strategy Fund	5,581,230	806,900	973,150	--	4,342,922
Fidelity Series Emerging Markets Debt Fund	4,486,769	306,435	792,833	197,922	3,768,422
Fidelity Series Emerging Markets Fund	34,362,056	10,880,598	5,830,747	418,268	33,814,583
Fidelity Series Floating Rate High Income Fund	3,608,996	141,846	2,109,437	77,457	1,510,559
Fidelity Series High Income Fund	24,702,874	1,747,774	5,472,942	966,371	18,213,182
Fidelity Series Inflation-Protected Bond Index Fund	17,541,083	2,580,265	3,574,314	5,463	16,171,032
Fidelity Series International Growth Fund	32,507,389	2,554,353	8,486,077	283,142	25,129,028
Fidelity Series International Small Cap Fund	7,484,713	585,314	1,951,279	54,034	5,903,384
Fidelity Series International Value Fund	32,287,313	2,671,212	8,344,626	533,202	25,117,546
Fidelity Series Investment Grade Bond Fund	244,493,979	14,791,496	49,594,096	4,765,851	199,134,975
Fidelity Series Real Estate Equity Fund	3,110,746	605,454	714,769	41,904	2,685,983
Fidelity Series Real Estate Income Fund	3,554,080	266,820	639,547	137,785	3,008,274
Fidelity Series Small Cap Opportunities Fund	15,179,590	2,041,978	3,492,180	50,205	12,294,618
Total	$733,064,654	$94,335,476	$170,397,416	$10,508,879	$615,480,174

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $592,143,730. Net unrealized appreciation aggregated $23,336,444, of which $39,775,737 related to appreciated investment securities and $16,439,293 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

December 31, 2015

FRX-X10-QTLY-0216
1.906835.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.8%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $86,326,993)	2,342,896	137,481,109

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $7,392,306)	981,939	4,840,959

International Equity Funds - 13.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $61,477,822)	5,841,767	60,988,044

Bond Funds - 34.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $152,691,886)	13,268,482	152,454,858

Inflation-Protected Bond Funds - 3.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $18,966,903)	1,835,759	17,513,138

Short-Term Funds - 16.4%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)
(Cost $73,212,396)	73,212,396	73,212,396
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $400,068,306)		446,490,504
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,507)
NET ASSETS - 100%		$446,470,997

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$74,362,251	$11,633,336	$12,783,191	$91,409	$73,212,396
Fidelity Series Commodity Strategy Fund Class F	5,282,858	1,393,196	710,580	--	4,840,959
Fidelity Series Global ex U.S. Index Fund	68,142,870	12,820,343	12,445,946	1,543,769	60,988,044
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,293,669	2,181,020	2,554,035	26,313	17,513,138
Spartan Total Market Index Fund Class F	152,665,953	20,507,631	30,658,782	2,664,041	137,481,109
Spartan U.S. Bond Index Fund Class F	162,143,677	25,012,568	29,861,469	2,982,390	152,454,858
Total	$480,891,278	$73,548,094	$89,014,003	$7,307,922	$446,490,504

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $401,994,233. Net unrealized appreciation aggregated $44,496,271, of which $53,205,300 related to appreciated investment securities and $8,709,029 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2020 Fund

December 31, 2015

FF-K-20-QTLY-0216
1.907109.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	18,563,301	$247,634,440
Fidelity Series 1000 Value Index Fund Class F (a)	13,683,059	139,567,201
Fidelity Series All-Sector Equity Fund Class F (a)	62,674,266	800,350,380
Fidelity Series Blue Chip Growth Fund Class F (a)	49,693,680	566,011,020
Fidelity Series Commodity Strategy Fund Class F (a)(b)	21,976,924	108,346,234
Fidelity Series Equity-Income Fund Class F (a)	92,477,272	1,051,466,584
Fidelity Series Growth & Income Fund Class F (a)	64,406,331	803,791,017
Fidelity Series Growth Company Fund Class F (a)	79,551,679	1,026,216,660
Fidelity Series Intrinsic Opportunities Fund Class F (a)	40,128,139	560,590,105
Fidelity Series Opportunistic Insights Fund Class F (a)	35,082,829	523,435,809
Fidelity Series Real Estate Equity Fund Class F (a)	7,505,471	100,798,480
Fidelity Series Small Cap Discovery Fund Class F (a)	13,662,540	133,619,639
Fidelity Series Small Cap Opportunities Fund Class F (a)	33,703,820	414,894,023
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	62,488,001	681,744,086
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,424,850,186)		7,158,465,678

International Equity Funds - 19.0%
Fidelity Series Emerging Markets Fund Class F (a)	72,273,565	1,040,016,601
Fidelity Series International Growth Fund Class F (a)	66,541,834	906,965,195
Fidelity Series International Small Cap Fund Class F (a)	13,975,562	212,288,793
Fidelity Series International Value Fund Class F (a)	94,586,166	904,243,746
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,908,993,286)		3,063,514,335

Bond Funds - 31.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,670,695	97,743,566
Fidelity Series Floating Rate High Income Fund Class F (a)	4,413,091	39,761,948
Fidelity Series High Income Fund Class F (a)	55,264,448	473,616,316
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	17,545,232	167,381,510
Fidelity Series Investment Grade Bond Fund Class F (a)	378,215,598	4,175,500,207
Fidelity Series Real Estate Income Fund Class F (a)	7,382,932	79,071,206
TOTAL BOND FUNDS
(Cost $5,300,911,645)		5,033,074,753

Short-Term Funds - 5.3%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	644,140,724	644,140,724
Fidelity Series Short-Term Credit Fund Class F (a)	21,663,704	214,687,306
TOTAL SHORT-TERM FUNDS
(Cost $860,611,750)		858,828,030
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,495,366,867)		16,113,882,796
NET OTHER ASSETS (LIABILITIES) - 0.0%		(472,509)
NET ASSETS - 100%		$16,113,410,287

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$335,889,086	$376,033,064	$67,781,426	$604,433	$644,140,724
Fidelity Series 100 Index Fund Class F	268,745,579	23,851,278	47,276,791	5,811,868	247,634,440
Fidelity Series 1000 Value Index Fund Class F	152,570,520	21,657,380	22,101,550	3,317,465	139,567,201
Fidelity Series All-Sector Equity Fund Class F	882,622,458	135,920,634	140,468,187	9,001,777	800,350,380
Fidelity Series Blue Chip Growth Fund Class F	694,426,859	156,548,149	227,923,460	1,727,277	566,011,020
Fidelity Series Commodity Strategy Fund Class F	135,161,608	13,308,253	13,414,701	--	108,346,234
Fidelity Series Emerging Markets Debt Fund Class F	109,194,068	11,330,029	16,951,636	5,008,986	97,743,566
Fidelity Series Emerging Markets Fund Class F	989,152,804	304,370,019	89,543,679	14,459,695	1,040,016,601
Fidelity Series Equity-Income Fund Class F	1,153,184,304	168,525,067	161,863,207	30,525,129	1,051,466,584
Fidelity Series Floating Rate High Income Fund Class F	85,602,629	4,104,019	46,547,325	1,977,033	39,761,948
Fidelity Series Growth & Income Fund Class F	878,853,898	125,287,263	134,043,180	17,659,496	803,791,017
Fidelity Series Growth Company Fund Class F	1,027,473,838	8,918,807	36,997,854	4,040,870	1,026,216,660
Fidelity Series High Income Fund Class F	587,559,200	45,189,378	89,470,203	24,442,962	473,616,316
Fidelity Series Inflation-Protected Bond Index Fund Class F	147,815,036	49,752,840	26,662,958	210,474	167,381,510
Fidelity Series International Growth Fund Class F	1,032,346,404	77,177,849	151,769,733	11,794,054	906,965,195
Fidelity Series International Small Cap Fund Class F	237,328,660	23,017,707	39,610,316	2,310,515	212,288,793
Fidelity Series International Value Fund Class F	1,024,090,149	82,870,476	150,416,129	20,840,820	904,243,746
Fidelity Series Intrinsic Opportunities Fund Class F	587,529,980	55,618,003	39,932,616	9,622,576	560,590,105
Fidelity Series Investment Grade Bond Fund Class F	4,747,752,946	315,868,082	679,566,790	99,475,627	4,175,500,207
Fidelity Series Opportunistic Insights Fund Class F	574,341,509	74,648,863	110,726,028	1,031,642	523,435,809
Fidelity Series Real Estate Equity Fund Class F	104,650,121	19,857,140	13,223,606	1,676,906	100,798,480
Fidelity Series Real Estate Income Fund Class F	84,143,267	7,771,283	8,533,500	3,582,889	79,071,206
Fidelity Series Short-Term Credit Fund Class F	261,133,855	56,443,306	100,892,320	2,016,501	214,687,306
Fidelity Series Small Cap Discovery Fund Class F	147,682,111	20,990,825	14,444,633	499,978	133,619,639
Fidelity Series Small Cap Opportunities Fund Class F	474,199,719	63,258,746	75,729,239	2,403,046	414,894,023
Fidelity Series Stock Selector Large Cap Value Fund Class F	767,491,173	134,618,829	105,626,026	12,243,304	681,744,086
Total	$17,490,941,781	$2,376,937,289	$2,611,517,093	$286,285,323	$16,113,882,796

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $15,523,845,385. Net unrealized appreciation aggregated $590,037,411, of which $1,179,435,226 related to appreciated investment securities and $589,397,815 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

December 31, 2015

AFF35-QTLY-0216
1.811337.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,669,013	$142,019,635
Fidelity Advisor Series Equity-Income Fund (a)	22,314,742	253,941,768
Fidelity Advisor Series Growth & Income Fund (a)	14,161,081	174,747,740
Fidelity Advisor Series Growth Opportunities Fund (a)	8,596,578	92,843,047
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,708,885	130,633,272
Fidelity Advisor Series Small Cap Fund (a)	6,697,680	69,053,079
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	15,276,611	168,501,024
Fidelity Series 100 Index Fund (a)	5,748,389	76,740,996
Fidelity Series 1000 Value Index Fund (a)	2,754,723	28,098,176
Fidelity Series All-Sector Equity Fund (a)	13,159,644	168,311,841
Fidelity Series Commodity Strategy Fund (a)(b)	3,086,699	15,063,089
Fidelity Series Real Estate Equity Fund (a)	1,352,990	18,170,659
Fidelity Series Small Cap Opportunities Fund (a)	6,857,215	83,932,317
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,308,386,675)		1,422,056,643

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund (a)	12,737,342	182,908,230
Fidelity Series International Growth Fund (a)	14,150,027	192,581,874
Fidelity Series International Small Cap Fund (a)	2,970,905	45,068,624
Fidelity Series International Value Fund (a)	20,156,810	192,497,533
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $584,595,422)		613,056,261

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,449,536	13,277,750
Fidelity Series Floating Rate High Income Fund (a)	602,807	5,431,293
Fidelity Series High Income Fund (a)	7,451,116	63,856,065
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,070,841	10,205,115
Fidelity Series Investment Grade Bond Fund (a)	997,582	11,003,333
Fidelity Series Real Estate Income Fund (a)	1,016,142	10,882,880
TOTAL BOND FUNDS
(Cost $126,169,622)		114,656,436

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	579,869	5,758,097
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	17,261,509	17,261,509
TOTAL SHORT-TERM FUNDS
(Cost $23,058,800)		23,019,606
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,042,210,519)		2,172,788,946
NET OTHER ASSETS (LIABILITIES) - 0.0%		(416,792)
NET ASSETS - 100%		$2,172,372,154

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$139,071,615	$24,505,372	$25,461,080	$219,384	$142,019,635
Fidelity Advisor Series Equity-Income Fund	274,575,945	39,762,255	32,827,586	6,971,299	253,941,768
Fidelity Advisor Series Growth & Income Fund	190,845,540	25,947,779	24,882,183	3,543,001	174,747,740
Fidelity Advisor Series Growth Opportunities Fund	141,746,692	17,162,484	58,884,189	545,141	92,843,047
Fidelity Advisor Series Opportunistic Insights Fund	128,091,910	30,933,060	24,468,902	--	130,633,272
Fidelity Advisor Series Short-Term Credit Fund	10,233,738	600,784	5,012,854	67,478	5,758,097
Fidelity Advisor Series Small Cap Fund	78,904,440	10,459,010	11,607,628	174,131	69,053,079
Fidelity Advisor Series Stock Selector Large Cap Value Fund	184,581,639	33,042,871	19,984,064	2,715,398	168,501,024
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	21,928,807	4,377,619	9,044,918	23,666	17,261,509
Fidelity Series 100 Index Fund	82,346,765	8,026,675	14,140,346	1,748,053	76,740,996
Fidelity Series 1000 Value Index Fund	30,631,793	3,989,004	3,907,542	646,850	28,098,176
Fidelity Series All-Sector Equity Fund	185,329,287	25,166,081	25,464,546	1,606,306	168,311,841
Fidelity Series Commodity Strategy Fund	18,229,184	3,012,896	2,489,963	--	15,063,089
Fidelity Series Emerging Markets Debt Fund	14,881,074	1,449,778	2,240,434	680,637	13,277,750
Fidelity Series Emerging Markets Fund	184,292,937	49,252,178	19,742,439	2,253,682	182,908,230
Fidelity Series Floating Rate High Income Fund	11,610,849	649,812	6,354,604	267,053	5,431,293
Fidelity Series High Income Fund	81,052,937	7,510,165	15,101,076	3,314,549	63,856,065
Fidelity Series Inflation-Protected Bond Index Fund	--	10,807,586	481,364	516	10,205,115
Fidelity Series International Growth Fund	215,313,978	21,550,156	33,259,060	2,160,555	192,581,874
Fidelity Series International Small Cap Fund	48,363,252	7,135,200	8,525,620	410,946	45,068,624
Fidelity Series International Value Fund	212,338,660	21,747,461	29,979,485	4,068,608	192,497,533
Fidelity Series Investment Grade Bond Fund	13,999,115	8,819,497	11,189,965	306,251	11,003,333
Fidelity Series Real Estate Equity Fund	18,692,496	5,057,788	3,569,875	277,525	18,170,659
Fidelity Series Real Estate Income Fund	11,517,949	1,233,348	1,268,411	482,305	10,882,880
Fidelity Series Small Cap Opportunities Fund	95,577,883	12,005,063	14,039,487	332,317	83,932,317
Total	$2,394,158,485	$ 374,203,922	$ 403,927,621	$32,815,651	$2,172,788,946

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,046,383,556. Net unrealized appreciation aggregated $126,405,390 of which $204,115,300 related to appreciated investment securities and $77,709,910 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

December 31, 2015

F10-QTLY-0216
1.811322.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,877,702	$51,767,318
Fidelity Series 1000 Value Index Fund (a)	2,855,955	29,130,744
Fidelity Series All-Sector Equity Fund (a)	13,092,809	167,457,027
Fidelity Series Blue Chip Growth Fund (a)	10,397,856	118,431,577
Fidelity Series Commodity Strategy Fund (a)(b)	6,002,143	29,290,458
Fidelity Series Equity-Income Fund (a)	19,356,464	219,889,435
Fidelity Series Growth & Income Fund (a)	13,390,234	166,842,321
Fidelity Series Growth Company Fund (a)	16,725,286	215,756,196
Fidelity Series Intrinsic Opportunities Fund (a)	8,539,403	119,210,067
Fidelity Series Opportunistic Insights Fund (a)	7,332,003	109,173,519
Fidelity Series Real Estate Equity Fund (a)	1,564,804	21,015,321
Fidelity Series Small Cap Discovery Fund (a)	2,837,515	27,750,898
Fidelity Series Small Cap Opportunities Fund (a)	7,049,495	86,285,818
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,995,693	141,653,053
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,347,057,867)		1,503,653,752

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund (a)	16,745,342	240,463,110
Fidelity Series International Growth Fund (a)	13,164,774	179,172,579
Fidelity Series International Small Cap Fund (a)	2,773,107	42,068,035
Fidelity Series International Value Fund (a)	18,753,970	179,100,413
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $640,454,691)		640,804,137

Bond Funds - 39.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,926,143	26,803,470
Fidelity Series Floating Rate High Income Fund (a)	1,192,956	10,748,533
Fidelity Series High Income Fund (a)	14,968,045	128,276,146
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,074,722	115,072,100
Fidelity Series Investment Grade Bond Fund (a)	128,531,781	1,417,705,538
Fidelity Series Real Estate Income Fund (a)	1,996,889	21,386,677
TOTAL BOND FUNDS
(Cost $1,807,817,898)		1,719,992,464

Short-Term Funds - 11.9%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	391,208,488	391,208,488
Fidelity Series Short-Term Credit Fund (a)	13,124,117	130,060,002
TOTAL SHORT-TERM FUNDS
(Cost $522,435,308)		521,268,490
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,317,765,764)		4,385,718,843
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,898)
NET ASSETS - 100%		$4,385,695,945

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$263,421,239	$174,735,816	$46,948,568	$423,597	$391,208,488
Fidelity Series 100 Index Fund	59,131,612	3,607,091	11,582,212	1,175,661	51,767,318
Fidelity Series 1000 Value Index Fund	33,564,594	3,543,704	5,356,056	669,277	29,130,744
Fidelity Series All-Sector Equity Fund	193,087,366	23,150,767	32,706,314	1,594,439	167,457,027
Fidelity Series Blue Chip Growth Fund	149,722,505	34,674,855	53,767,233	2,013,449	118,431,577
Fidelity Series Commodity Strategy Fund	38,858,253	2,351,539	4,367,878	--	29,290,458
Fidelity Series Emerging Markets Debt Fund	31,680,969	1,493,992	4,724,146	1,401,176	26,803,470
Fidelity Series Emerging Markets Fund	233,896,417	67,672,449	23,235,774	2,928,792	240,463,110
Fidelity Series Equity-Income Fund	252,480,161	29,384,330	39,117,373	6,132,610	219,889,435
Fidelity Series Floating Rate High Income Fund	24,469,351	665,263	13,483,525	529,943	10,748,533
Fidelity Series Growth & Income Fund	192,631,386	21,556,564	33,226,053	3,485,254	166,842,321
Fidelity Series Growth Company Fund	227,940,501	500,574	18,595,044	500,574	215,756,196
Fidelity Series High Income Fund	168,770,946	9,178,133	30,365,113	6,729,192	128,276,146
Fidelity Series Inflation-Protected Bond Index Fund	118,860,726	14,806,471	15,970,960	37,668	115,072,100
Fidelity Series International Growth Fund	221,349,699	9,617,832	41,866,506	2,004,474	179,172,579
Fidelity Series International Small Cap Fund	50,428,068	3,008,406	9,799,686	382,844	42,068,035
Fidelity Series International Value Fund	217,597,409	10,909,564	39,026,126	3,777,385	179,100,413
Fidelity Series Intrinsic Opportunities Fund	128,797,023	7,068,497	7,591,529	1,867,733	119,210,067
Fidelity Series Investment Grade Bond Fund	1,652,709,077	68,743,565	230,416,901	33,102,553	1,417,705,538
Fidelity Series Opportunistic Insights Fund	125,649,909	12,142,027	25,775,317	27,619	109,173,519
Fidelity Series Real Estate Equity Fund	23,129,058	3,608,194	3,412,158	320,718	21,015,321
Fidelity Series Real Estate Income Fund	24,013,368	1,226,122	2,658,970	957,424	21,386,677
Fidelity Series Short-Term Credit Fund	202,708,753	9,296,516	80,574,274	1,310,967	130,060,002
Fidelity Series Small Cap Discovery Fund	34,215,045	3,087,528	5,223,292	49,950	27,750,898
Fidelity Series Small Cap Opportunities Fund	102,203,374	11,106,624	17,080,923	347,910	86,285,818
Fidelity Series Stock Selector Large Cap Value Fund	169,158,331	24,335,915	27,727,535	2,297,773	141,653,053
Total	$4,940,475,140	$551,472,338	$824,599,466	$74,068,982	$4,385,718,843

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $4,330,828,265. Net unrealized appreciation aggregated $54,890,578, of which $237,241,698 related to appreciated investment securities and $182,351,120 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2035 Fund

December 31, 2015

FF-K-35-QTLY-0216
1.907116.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,823,628	$224,427,193
Fidelity Series 1000 Value Index Fund Class F (a)	12,439,715	126,885,092
Fidelity Series All-Sector Equity Fund Class F (a)	56,862,094	726,128,936
Fidelity Series Blue Chip Growth Fund Class F (a)	45,099,507	513,683,389
Fidelity Series Commodity Strategy Fund Class F (a)(b)	13,700,244	67,542,203
Fidelity Series Equity-Income Fund Class F (a)	83,892,134	953,853,569
Fidelity Series Growth & Income Fund Class F (a)	58,402,805	728,867,006
Fidelity Series Growth Company Fund Class F (a)	71,125,672	917,521,168
Fidelity Series Intrinsic Opportunities Fund Class F (a)	36,618,580	511,561,564
Fidelity Series Opportunistic Insights Fund Class F (a)	31,738,510	473,538,574
Fidelity Series Real Estate Equity Fund Class F (a)	6,774,623	90,983,183
Fidelity Series Small Cap Discovery Fund Class F (a)	12,352,009	120,802,649
Fidelity Series Small Cap Opportunities Fund Class F (a)	30,574,504	376,372,148
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	56,660,495	618,166,003
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,959,742,908)		6,450,332,677

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund Class F (a)	57,779,909	831,452,893
Fidelity Series International Growth Fund Class F (a)	64,080,360	873,415,305
Fidelity Series International Small Cap Fund Class F (a)	13,399,944	203,545,147
Fidelity Series International Value Fund Class F (a)	91,089,994	870,820,347
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,745,087,668)		2,779,233,692

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	6,586,890	60,335,917
Fidelity Series Floating Rate High Income Fund Class F (a)	2,734,510	24,637,936
Fidelity Series High Income Fund Class F (a)	33,564,161	287,644,857
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	4,990,648	47,610,785
Fidelity Series Investment Grade Bond Fund Class F (a)	4,523,929	49,944,175
Fidelity Series Real Estate Income Fund Class F (a)	4,583,215	49,086,233
TOTAL BOND FUNDS
(Cost $570,342,195)		519,259,903

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	78,276,487	78,276,487
Fidelity Series Short-Term Credit Fund Class F (a)	2,632,376	26,086,848
TOTAL SHORT-TERM FUNDS
(Cost $104,592,963)		104,363,335
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,379,765,734)		9,853,189,607
NET OTHER ASSETS (LIABILITIES) - 0.0%		(390,938)
NET ASSETS - 100%		$9,852,798,669

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$68,512,980	$43,417,034	$33,653,527	$ 97,959	$78,276,487
Fidelity Series 100 Index Fund Class F	227,310,084	28,413,661	32,606,609	5,259,650	224,427,193
Fidelity Series 1000 Value Index Fund Class F	129,193,107	22,375,232	13,066,037	3,012,613	126,885,092
Fidelity Series All-Sector Equity Fund Class F	750,923,736	132,661,981	85,724,574	8,146,451	726,128,936
Fidelity Series Blue Chip Growth Fund Class F	594,806,534	119,226,025	149,054,089	1,527,766	513,683,389
Fidelity Series Commodity Strategy Fund Class F	76,164,598	12,845,742	5,494,268	--	67,542,203
Fidelity Series Emerging Markets Debt Fund Class F	62,892,454	8,152,313	7,111,601	3,031,015	60,335,917
Fidelity Series Emerging Markets Fund Class F	787,102,310	242,911,955	63,928,075	11,443,893	831,452,893
Fidelity Series Equity-Income Fund Class F	979,461,841	177,885,680	104,779,174	26,781,290	953,853,569
Fidelity Series Floating Rate High Income Fund Class F	48,786,936	3,952,967	26,001,925	1,180,701	24,637,936
Fidelity Series Growth & Income Fund Class F	746,266,999	128,245,131	84,698,101	15,443,208	728,867,006
Fidelity Series Growth Company Fund Class F	861,221,285	35,384,182	769,062	3,612,867	917,521,168
Fidelity Series High Income Fund Class F	350,389,153	40,953,479	61,410,917	14,804,305	287,644,857
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	49,447,035	1,270,444	19,127	47,610,785
Fidelity Series International Growth Fund Class F	909,748,102	108,888,249	95,459,633	11,275,694	873,415,305
Fidelity Series International Small Cap Fund Class F	209,133,309	36,361,052	33,141,463	2,199,523	203,545,147
Fidelity Series International Value Fund Class F	895,999,915	105,260,322	78,526,116	19,924,914	870,820,347
Fidelity Series Intrinsic Opportunities Fund Class F	498,992,875	78,948,701	27,493,112	8,632,421	511,561,564
Fidelity Series Investment Grade Bond Fund Class F	61,556,313	44,914,370	53,935,093	1,572,151	49,944,175
Fidelity Series Opportunistic Insights Fund Class F	488,634,803	77,348,771	77,642,404	933,409	473,538,574
Fidelity Series Real Estate Equity Fund Class F	87,279,453	23,489,220	10,645,865	1,497,620	90,983,183
Fidelity Series Real Estate Income Fund Class F	48,307,293	7,198,181	3,811,569	2,181,456	49,086,233
Fidelity Series Short-Term Credit Fund Class F	58,663,906	3,213,231	35,443,440	367,842	26,086,848
Fidelity Series Small Cap Discovery Fund Class F	130,457,715	21,614,705	12,769,021	445,097	120,802,649
Fidelity Series Small Cap Opportunities Fund Class F	403,363,106	67,501,721	52,542,642	2,120,261	376,372,148
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,654,761	132,790,800	60,937,361	11,061,829	618,166,003
Total	$10,125,823,568	$1,753,401,740	$1,211,916,122	$1,56,573,062	$9,853,189,607

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $9,396,295,087. Net unrealized appreciation aggregated $456,894,520, of which $846,247,436 related to appreciated investment securities and $389,352,916 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

December 31, 2015

AFF25-QTLY-0216
1.811335.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,936,443	$145,017,523
Fidelity Advisor Series Equity-Income Fund (a)	22,784,452	259,287,061
Fidelity Advisor Series Growth & Income Fund (a)	14,419,778	177,940,059
Fidelity Advisor Series Growth Opportunities Fund (a)	8,810,351	95,151,788
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,892,701	133,390,510
Fidelity Advisor Series Small Cap Fund (a)	6,837,851	70,498,240
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	15,556,182	171,584,686
Fidelity Series 100 Index Fund (a)	5,861,625	78,252,697
Fidelity Series 1000 Value Index Fund (a)	2,811,547	28,677,776
Fidelity Series All-Sector Equity Fund (a)	13,436,829	171,857,049
Fidelity Series Commodity Strategy Fund (a)(b)	4,188,840	20,441,540
Fidelity Series Real Estate Equity Fund (a)	1,395,627	18,743,274
Fidelity Series Small Cap Opportunities Fund (a)	7,001,912	85,703,399
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,321,183,278)		1,456,545,602

International Equity Funds - 21.2%
Fidelity Series Emerging Markets Fund (a)	14,170,128	203,483,042
Fidelity Series International Growth Fund (a)	13,882,190	188,936,602
Fidelity Series International Small Cap Fund (a)	2,929,323	44,437,830
Fidelity Series International Value Fund (a)	19,775,122	188,852,418
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $587,880,033)		625,709,892

Bond Funds - 24.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,967,033	18,018,023
Fidelity Series Floating Rate High Income Fund (a)	812,262	7,318,481
Fidelity Series High Income Fund (a)	10,124,892	86,770,326
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,544,536	14,719,426
Fidelity Series Investment Grade Bond Fund (a)	52,563,796	579,778,674
Fidelity Series Real Estate Income Fund (a)	1,359,307	14,558,180
TOTAL BOND FUNDS
(Cost $751,506,948)		721,163,110

Short-Term Funds - 4.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,493,378	34,689,247
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	106,552,934	106,552,934
TOTAL SHORT-TERM FUNDS
(Cost $141,461,774)		141,242,181
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,802,032,033)		2,944,660,785
NET OTHER ASSETS (LIABILITIES) - 0.0%		(599,418)
NET ASSETS - 100%		$2,944,061,367

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,312,076	$26,630,367	$30,142,392	$224,082	$145,017,523
Fidelity Advisor Series Equity-Income Fund	287,919,939	39,665,637	40,443,936	7,198,174	259,287,061
Fidelity Advisor Series Growth & Income Fund	198,720,089	30,377,100	33,900,550	3,662,230	177,940,059
Fidelity Advisor Series Growth Opportunities Fund	156,421,792	18,162,928	72,574,610	556,816	95,151,788
Fidelity Advisor Series Opportunistic Insights Fund	132,598,648	32,491,051	27,993,661	--	133,390,510
Fidelity Advisor Series Short-Term Credit Fund	26,537,237	14,500,175	6,081,223	278,233	34,689,247
Fidelity Advisor Series Small Cap Fund	80,717,054	9,483,758	10,883,624	177,697	70,498,240
Fidelity Advisor Series Stock Selector Large Cap Value Fund	193,177,033	32,465,686	24,514,672	2,771,902	171,584,686
Fidelity Institutional Money Market Portfolio Institutional Class	61,834,339	59,592,708	14,874,114	103,892	106,552,934
Fidelity Series 100 Index Fund	86,640,901	7,277,677	16,696,647	1,783,901	78,252,697
Fidelity Series 1000 Value Index Fund	32,149,422	3,766,215	4,618,385	660,299	28,677,776
Fidelity Series All-Sector Equity Fund	192,228,807	27,069,408	30,680,520	1,639,910	171,857,049
Fidelity Series Commodity Strategy Fund	24,344,902	3,648,970	2,621,663	--	20,441,540
Fidelity Series Emerging Markets Debt Fund	19,479,638	1,906,600	2,280,209	909,190	18,018,023
Fidelity Series Emerging Markets Fund	199,588,748	59,816,130	22,237,471	2,515,871	203,483,042
Fidelity Series Floating Rate High Income Fund	15,675,548	834,774	8,568,136	356,196	7,318,481
Fidelity Series High Income Fund	107,265,912	10,620,460	18,223,374	4,437,912	86,770,326
Fidelity Series Inflation-Protected Bond Index Fund	--	15,592,926	698,735	750	14,719,426
Fidelity Series International Growth Fund	218,286,518	22,875,832	41,485,586	2,118,281	188,936,602
Fidelity Series International Small Cap Fund	50,252,763	5,441,668	9,502,679	405,127	44,437,830
Fidelity Series International Value Fund	216,774,929	19,879,262	36,657,448	3,989,061	188,852,418
Fidelity Series Investment Grade Bond Fund	625,967,564	88,285,417	105,645,569	13,086,790	579,778,674
Fidelity Series Real Estate Equity Fund	19,959,849	4,440,257	3,654,458	283,802	18,743,274
Fidelity Series Real Estate Income Fund	15,385,608	1,551,685	1,579,441	643,872	14,558,180
Fidelity Series Small Cap Opportunities Fund	97,449,201	12,597,261	18,055,805	341,204	85,703,399
Total	$3,203,688,517	$ 548,973,952	$ 584,614,908	$ 48,145,192	$2,944,660,785

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,807,837,505. Net unrealized appreciation aggregated $136,823,280, of which $236,593,572 related to appreciated investment securities and $99,770,292 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2045 Fund

December 31, 2015

FRX-X45-QTLY-0216
1.906851.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $426,181,447)	9,017,329	529,136,891

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $16,323,576)	2,308,069	11,378,782

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $249,177,325)	22,168,818	231,442,458

Bond Funds - 10.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $87,958,947)	7,559,929	86,863,581
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $779,641,295)		858,821,712
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39,930)
NET ASSETS - 100%		$858,781,782

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$9,566,183	$4,660,943	$353,865	$--	$11,378,782
Fidelity Series Global ex U.S. Index Fund	203,232,169	66,167,486	10,308,790	5,796,785	231,442,458
Spartan Total Market Index Fund Class F	461,637,208	115,286,871	28,067,751	9,858,412	529,136,891
Spartan U.S. Bond Index Fund Class F	75,940,199	24,337,140	10,937,331	1,595,781	86,863,581
Total	$750,375,759	$210,452,440	$49,667,737	$17,250,978	$858,821,712

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $782,662,099. Net unrealized appreciation aggregated $76,159,613, of which $107,584,548 related to appreciated investment securities and $31,424,935 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

December 31, 2015

FRI-QTLY-0216
1.811331.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,053,695	$14,066,823
Fidelity Series 1000 Value Index Fund (a)	774,246	7,897,313
Fidelity Series All-Sector Equity Fund (a)	3,557,761	45,503,762
Fidelity Series Blue Chip Growth Fund (a)	2,835,813	32,299,911
Fidelity Series Commodity Strategy Fund (a)(b)	3,022,171	14,748,193
Fidelity Series Equity-Income Fund (a)	5,252,782	59,671,603
Fidelity Series Growth & Income Fund (a)	3,630,989	45,242,120
Fidelity Series Growth Company Fund (a)	4,563,764	58,872,557
Fidelity Series Intrinsic Opportunities Fund (a)	2,335,840	32,608,327
Fidelity Series Opportunistic Insights Fund (a)	2,010,250	29,932,622
Fidelity Series Real Estate Equity Fund (a)	423,552	5,688,298
Fidelity Series Small Cap Discovery Fund (a)	765,667	7,488,223
Fidelity Series Small Cap Opportunities Fund (a)	1,927,684	23,594,858
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,518,995	38,357,044
TOTAL DOMESTIC EQUITY FUNDS
(Cost $364,107,544)		415,971,654

International Equity Funds - 7.5%
Fidelity Series Emerging Markets Fund (a)	5,622,897	80,744,803
Fidelity Series International Growth Fund (a)	2,791,454	37,991,693
Fidelity Series International Small Cap Fund (a)	583,300	8,848,659
Fidelity Series International Value Fund (a)	3,989,821	38,102,788
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $158,856,720)		165,687,943

Bond Funds - 47.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,460,117	13,374,673
Fidelity Series Floating Rate High Income Fund (a)	596,335	5,372,981
Fidelity Series High Income Fund (a)	7,577,817	64,941,890
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,596,216	81,921,940
Fidelity Series Investment Grade Bond Fund (a)	79,770,372	879,867,210
Fidelity Series Real Estate Income Fund (a)	991,536	10,619,348
TOTAL BOND FUNDS
(Cost $1,048,425,458)		1,056,098,042

Short-Term Funds - 25.7%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	424,799,346	424,799,346
Fidelity Series Short-Term Credit Fund (a)	14,332,882	142,038,861
TOTAL SHORT-TERM FUNDS
(Cost $568,117,066)		566,838,207
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,139,506,788)		2,204,595,846
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,899)
NET ASSETS - 100%		$2,204,581,947

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$340,763,561	$145,134,782	$61,098,997	$507,045	$424,799,346
Fidelity Series 100 Index Fund	15,620,377	1,687,165	3,428,837	320,933	14,066,823
Fidelity Series 1000 Value Index Fund	8,853,201	1,348,311	1,603,179	182,281	7,897,313
Fidelity Series All-Sector Equity Fund	50,767,019	8,784,315	9,738,463	435,255	45,503,762
Fidelity Series Blue Chip Growth Fund	39,279,781	9,041,147	12,633,301	40,292	32,299,911
Fidelity Series Commodity Strategy Fund	20,207,136	1,573,480	3,198,139	--	14,748,193
Fidelity Series Emerging Markets Debt Fund	15,314,992	875,057	1,994,937	692,109	13,374,673
Fidelity Series Emerging Markets Fund	67,776,831	33,049,625	8,317,758	977,970	80,744,803
Fidelity Series Equity-Income Fund	66,567,935	10,223,012	10,969,997	1,655,768	59,671,603
Fidelity Series Floating Rate High Income Fund	12,347,894	407,599	6,917,527	271,126	5,372,981
Fidelity Series Growth & Income Fund	50,666,205	7,946,805	9,604,794	940,176	45,242,120
Fidelity Series Growth Company Fund	60,387,580	163,637	3,228,874	136,590	58,872,557
Fidelity Series High Income Fund	84,408,172	6,524,929	16,312,286	3,375,284	64,941,890
Fidelity Series Inflation-Protected Bond Index Fund	86,766,870	7,556,813	10,501,448	27,583	81,921,940
Fidelity Series International Growth Fund	49,146,790	3,078,139	12,060,553	423,117	37,991,693
Fidelity Series International Small Cap Fund	11,302,150	705,280	2,819,556	80,819	8,848,659
Fidelity Series International Value Fund	48,823,702	3,625,701	12,064,839	797,408	38,102,788
Fidelity Series Intrinsic Opportunities Fund	34,063,092	2,666,443	1,626,902	510,123	32,608,327
Fidelity Series Investment Grade Bond Fund	1,029,999,184	40,168,170	144,596,089	20,653,868	879,867,210
Fidelity Series Opportunistic Insights Fund	32,989,272	4,940,270	7,234,255	7,540	29,932,622
Fidelity Series Real Estate Equity Fund	6,123,519	1,163,664	983,864	87,053	5,688,298
Fidelity Series Real Estate Income Fund	12,126,833	683,781	1,594,152	478,230	10,619,348
Fidelity Series Short-Term Credit Fund	258,980,352	3,730,472	119,059,439	1,585,100	142,038,861
Fidelity Series Small Cap Discovery Fund	8,977,011	1,220,490	1,543,377	15,303	7,488,223
Fidelity Series Small Cap Opportunities Fund	27,030,652	4,230,508	4,964,373	95,950	23,594,858
Fidelity Series Stock Selector Large Cap Value Fund	44,403,641	8,876,666	8,429,174	624,500	38,357,044
Total	$2,483,693,752	$309,406,261	$476,525,110	$34,921,423	$2,204,595,846

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,142,045,995. Net unrealized appreciation aggregated $62,549,851, of which $110,042,890 related to appreciated investment securities and $47,493,039 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

December 31, 2015

AFF20-QTLY-0216
1.811328.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,990,613	$123,204,772
Fidelity Advisor Series Equity-Income Fund (a)	19,353,656	220,244,608
Fidelity Advisor Series Growth & Income Fund (a)	12,262,181	151,315,316
Fidelity Advisor Series Growth Opportunities Fund (a)	7,459,883	80,566,733
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,555,335	113,330,026
Fidelity Advisor Series Small Cap Fund (a)	5,806,711	59,867,187
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,228,522	145,910,598
Fidelity Series 100 Index Fund (a)	4,982,832	66,520,803
Fidelity Series 1000 Value Index Fund (a)	2,387,574	24,353,252
Fidelity Series All-Sector Equity Fund (a)	11,415,060	145,998,623
Fidelity Series Commodity Strategy Fund (a)(b)	3,993,797	19,489,730
Fidelity Series Real Estate Equity Fund (a)	1,185,015	15,914,753
Fidelity Series Small Cap Opportunities Fund (a)	5,951,293	72,843,823
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,121,131,256)		1,239,560,224

International Equity Funds - 19.0%
Fidelity Series Emerging Markets Fund (a)	12,541,795	180,100,178
Fidelity Series International Growth Fund (a)	11,550,348	157,200,242
Fidelity Series International Small Cap Fund (a)	2,426,529	36,810,448
Fidelity Series International Value Fund (a)	16,457,605	157,170,124
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $495,476,308)		531,280,992

Bond Funds - 31.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,855,944	17,000,449
Fidelity Series Floating Rate High Income Fund (a)	775,233	6,984,852
Fidelity Series High Income Fund (a)	9,631,041	82,538,019
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,076,682	29,320,775
Fidelity Series Investment Grade Bond Fund (a)	65,585,216	723,404,935
Fidelity Series Real Estate Income Fund (a)	1,287,255	13,786,498
TOTAL BOND FUNDS
(Cost $906,246,996)		873,035,528

Short-Term Funds - 5.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,730,427	37,043,139
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	111,893,597	111,893,597
TOTAL SHORT-TERM FUNDS
(Cost $149,172,051)		148,936,736
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,672,026,611)		2,792,813,480
NET OTHER ASSETS (LIABILITIES) - 0.0%		(593,880)
NET ASSETS - 100%		$2,792,219,600

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$126,386,871	$22,809,835	$29,977,561	$190,738	$123,204,772
Fidelity Advisor Series Equity-Income Fund	249,704,693	31,876,637	37,730,964	6,188,732	220,244,608
Fidelity Advisor Series Growth & Income Fund	173,080,838	23,172,332	30,350,014	3,153,096	151,315,316
Fidelity Advisor Series Growth Opportunities Fund	138,694,180	13,883,489	66,392,675	473,958	80,566,733
Fidelity Advisor Series Opportunistic Insights Fund	116,130,069	34,054,810	37,279,270	--	113,330,026
Fidelity Advisor Series Short-Term Credit Fund	29,582,107	13,570,909	5,830,885	286,074	37,043,139
Fidelity Advisor Series Small Cap Fund	70,690,728	7,364,653	10,710,298	151,432	59,867,187
Fidelity Advisor Series Stock Selector Large Cap Value Fund	168,689,690	40,716,009	38,439,514	2,358,580	145,910,598
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	67,858,030	58,496,978	14,461,410	107,661	111,893,597
Fidelity Series 100 Index Fund	75,410,032	6,143,657	15,740,000	1,517,585	66,520,803
Fidelity Series 1000 Value Index Fund	27,702,811	4,531,281	5,669,311	561,841	24,353,252
Fidelity Series All-Sector Equity Fund	167,651,764	31,938,008	39,392,604	1,395,902	145,998,623
Fidelity Series Commodity Strategy Fund	24,138,851	2,972,272	2,872,559	--	19,489,730
Fidelity Series Emerging Markets Debt Fund	19,527,200	1,523,300	3,013,686	876,549	17,000,449
Fidelity Series Emerging Markets Fund	182,198,442	51,231,007	23,961,637	2,230,134	180,100,178
Fidelity Series Floating Rate High Income Fund	15,543,509	769,196	8,732,810	344,996	6,984,852
Fidelity Series High Income Fund	109,195,867	6,844,515	21,086,303	4,322,830	82,538,019
Fidelity Series Inflation-Protected Bond Index Fund	26,713,647	8,961,303	5,727,783	8,397	29,320,775
Fidelity Series International Growth Fund	187,596,587	14,445,965	36,023,139	1,768,924	157,200,242
Fidelity Series International Small Cap Fund	43,194,786	3,679,486	8,658,942	336,814	36,810,448
Fidelity Series International Value Fund	186,353,512	15,054,592	35,078,007	3,331,151	157,170,124
Fidelity Series Investment Grade Bond Fund	858,554,110	57,435,408	154,816,454	17,047,305	723,404,935
Fidelity Series Real Estate Equity Fund	17,274,870	3,685,155	3,264,676	244,596	15,914,753
Fidelity Series Real Estate Income Fund	15,325,390	1,159,579	1,927,008	618,833	13,786,498
Fidelity Series Small Cap Opportunities Fund	84,939,720	9,390,054	13,213,056	291,377	72,843,823
Total	$3,182,138,304	$465,710,430	$650,350,566	$47,807,505	$2,792,813,480

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,675,792,128. Net unrealized appreciation aggregated $117,021,352, of which $210,166,714 related to appreciated investment securities and $93,145,362 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2040 Fund

December 31, 2015

FF-K-40-QTLY-0216
1.907118.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	18,026,558	$240,474,286
Fidelity Series 1000 Value Index Fund Class F (a)	13,296,665	135,625,979
Fidelity Series All-Sector Equity Fund Class F (a)	60,860,816	777,192,617
Fidelity Series Blue Chip Growth Fund Class F (a)	48,309,678	550,247,228
Fidelity Series Commodity Strategy Fund Class F (a)(b)	14,642,067	72,185,388
Fidelity Series Equity-Income Fund Class F (a)	89,778,038	1,020,776,292
Fidelity Series Growth & Income Fund Class F (a)	62,542,175	780,526,346
Fidelity Series Growth Company Fund Class F (a)	75,685,960	976,348,882
Fidelity Series Intrinsic Opportunities Fund Class F (a)	38,900,384	543,438,364
Fidelity Series Opportunistic Insights Fund Class F (a)	33,974,508	506,899,652
Fidelity Series Real Estate Equity Fund Class F (a)	7,251,489	97,387,497
Fidelity Series Small Cap Discovery Fund Class F (a)	13,221,884	129,310,023
Fidelity Series Small Cap Opportunities Fund Class F (a)	32,737,813	403,002,474
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	60,683,878	662,061,107
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,329,542,271)		6,895,476,135

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund Class F (a)	61,767,144	888,829,197
Fidelity Series International Growth Fund Class F (a)	68,502,597	933,690,391
Fidelity Series International Small Cap Fund Class F (a)	14,324,341	217,586,746
Fidelity Series International Value Fund Class F (a)	97,376,095	930,915,466
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,918,689,472)		2,971,021,800

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,032,944	64,421,768
Fidelity Series Floating Rate High Income Fund Class F (a)	2,922,885	26,335,196
Fidelity Series High Income Fund Class F (a)	35,876,503	307,461,629
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,344,703	50,988,470
Fidelity Series Investment Grade Bond Fund Class F (a)	4,835,922	53,388,574
Fidelity Series Real Estate Income Fund Class F (a)	4,900,141	52,480,513
TOTAL BOND FUNDS
(Cost $609,144,268)		555,076,150

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	83,673,728	83,673,728
Fidelity Series Short-Term Credit Fund Class F (a)	2,813,866	27,885,414
TOTAL SHORT-TERM FUNDS
(Cost $111,805,039)		111,559,142
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,969,181,050)		10,533,133,227
NET OTHER ASSETS (LIABILITIES) - 0.0%		(417,189)
NET ASSETS - 100%		$10,532,716,038

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$75,528,852	$44,362,115	$36,217,240	$105,263	$83,673,728
Fidelity Series 100 Index Fund Class F	246,009,880	27,841,942	34,803,623	5,604,901	240,474,286
Fidelity Series 1000 Value Index Fund Class F	139,569,989	22,974,850	14,610,011	3,200,552	135,625,979
Fidelity Series All-Sector Equity Fund Class F	810,215,975	134,778,109	91,478,922	8,674,637	777,192,617
Fidelity Series Blue Chip Growth Fund Class F	641,931,656	122,501,559	159,713,098	1,626,926	550,247,228
Fidelity Series Commodity Strategy Fund Class F	82,198,443	13,061,879	6,045,944	--	72,185,388
Fidelity Series Emerging Markets Debt Fund Class F	67,896,580	8,154,458	7,796,677	3,236,129	64,421,768
Fidelity Series Emerging Markets Fund Class F	848,124,765	251,413,840	67,319,347	12,196,137	888,829,197
Fidelity Series Equity-Income Fund Class F	1,056,564,474	181,776,587	112,440,219	28,636,916	1,020,776,292
Fidelity Series Floating Rate High Income Fund Class F	52,839,836	3,762,999	28,018,547	1,268,304	26,335,196
Fidelity Series Growth & Income Fund Class F	805,056,953	129,733,119	89,428,836	16,525,398	780,526,346
Fidelity Series Growth Company Fund Class F	927,803,511	26,191,131	1,158,911	3,844,509	976,348,882
Fidelity Series High Income Fund Class F	377,132,245	42,063,739	66,614,961	15,818,922	307,461,629
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	52,679,668	1,087,874	20,336	50,988,470
Fidelity Series International Growth Fund Class F	980,826,501	107,934,538	102,245,920	12,017,301	933,690,391
Fidelity Series International Small Cap Fund Class F	225,544,302	37,092,372	35,802,500	2,344,186	217,586,746
Fidelity Series International Value Fund Class F	965,887,301	105,022,839	84,948,399	21,235,267	930,915,466
Fidelity Series Intrinsic Opportunities Fund Class F	538,251,014	76,831,242	30,352,935	9,182,208	543,438,364
Fidelity Series Investment Grade Bond Fund Class F	65,860,431	48,052,801	57,756,536	1,489,643	53,388,574
Fidelity Series Opportunistic Insights Fund Class F	527,204,674	77,643,593	82,210,488	994,110	506,899,652
Fidelity Series Real Estate Equity Fund Class F	93,680,334	25,356,983	11,877,051	1,596,059	97,387,497
Fidelity Series Real Estate Income Fund Class F	52,259,577	7,225,923	4,220,361	2,326,710	52,480,513
Fidelity Series Short-Term Credit Fund Class F	64,631,579	3,202,854	39,572,024	398,274	27,885,414
Fidelity Series Small Cap Discovery Fund Class F	139,711,779	23,691,561	14,344,764	475,414	129,310,023
Fidelity Series Small Cap Opportunities Fund Class F	434,189,400	69,876,871	56,413,085	2,260,722	403,002,474
Fidelity Series Stock Selector Large Cap Value Fund Class F	701,543,585	134,512,636	62,765,192	11,794,321	662,061,107
Total	$10,920,463,636	$1,777,740,208	$1,299,243,465	$166,873,145	$10,533,133,227

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $9,988,314,206. Net unrealized appreciation aggregated $544,819,021, of which $945,186,463 related to appreciated investment securities and $400,367,442 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2015 Fund

December 31, 2015

FF-K-15-QTLY-0216
1.907107.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	5,942,098	$79,267,590
Fidelity Series 1000 Value Index Fund Class F (a)	4,377,204	44,647,480
Fidelity Series All-Sector Equity Fund Class F (a)	20,088,637	256,531,892
Fidelity Series Blue Chip Growth Fund Class F (a)	15,927,221	181,411,051
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,737,343	38,145,103
Fidelity Series Equity-Income Fund Class F (a)	29,639,575	337,001,972
Fidelity Series Growth & Income Fund Class F (a)	20,505,245	255,905,456
Fidelity Series Growth Company Fund Class F (a)	25,843,725	333,384,051
Fidelity Series Intrinsic Opportunities Fund Class F (a)	13,219,788	184,680,433
Fidelity Series Opportunistic Insights Fund Class F (a)	11,237,023	167,656,388
Fidelity Series Real Estate Equity Fund Class F (a)	2,395,519	32,171,825
Fidelity Series Small Cap Discovery Fund Class F (a)	4,346,873	42,512,414
Fidelity Series Small Cap Opportunities Fund Class F (a)	10,747,276	132,298,969
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	19,911,756	217,237,257
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,031,658,893)		2,302,851,881

International Equity Funds - 17.2%
Fidelity Series Emerging Markets Fund Class F (a)	24,086,383	346,603,056
Fidelity Series International Growth Fund Class F (a)	21,044,242	286,833,012
Fidelity Series International Small Cap Fund Class F (a)	4,420,639	67,149,504
Fidelity Series International Value Fund Class F (a)	29,914,097	285,978,765
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $920,937,761)		986,564,337

Bond Funds - 35.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,840,009	35,174,486
Fidelity Series Floating Rate High Income Fund Class F (a)	1,566,928	14,118,023
Fidelity Series High Income Fund Class F (a)	19,611,615	168,071,537
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,976,803	104,718,700
Fidelity Series Investment Grade Bond Fund Class F (a)	153,048,288	1,689,653,098
Fidelity Series Real Estate Income Fund Class F (a)	2,619,408	28,053,856
TOTAL BOND FUNDS
(Cost $2,140,904,319)		2,039,789,700

Short-Term Funds - 7.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	300,852,269	300,852,269
Fidelity Series Short-Term Credit Fund Class F (a)	10,059,001	99,684,702
TOTAL SHORT-TERM FUNDS
(Cost $401,406,888)		400,536,971
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,494,907,861)		5,729,742,889
NET OTHER ASSETS (LIABILITIES) - 0.0%		(216,557)
NET ASSETS - 100%		$5,729,526,332

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$192,044,379	$158,258,145	$49,450,255	$309,194	$300,852,269
Fidelity Series 100 Index Fund Class F	93,604,802	6,434,977	21,704,360	1,868,728	79,267,590
Fidelity Series 1000 Value Index Fund Class F	52,830,796	6,244,089	10,382,611	1,065,473	44,647,480
Fidelity Series All-Sector Equity Fund Class F	306,257,126	40,947,620	65,684,857	2,894,419	256,531,892
Fidelity Series Blue Chip Growth Fund Class F	241,901,154	55,531,570	97,510,273	565,797	181,411,051
Fidelity Series Commodity Strategy Fund Class F	52,153,212	3,153,982	7,456,635	--	38,145,103
Fidelity Series Emerging Markets Debt Fund Class F	41,847,670	2,440,406	6,981,545	1,878,797	35,174,486
Fidelity Series Emerging Markets Fund Class F	352,855,673	101,089,612	52,095,746	4,821,314	346,603,056
Fidelity Series Equity-Income Fund Class F	399,816,243	49,608,476	77,314,279	10,135,603	337,001,972
Fidelity Series Floating Rate High Income Fund Class F	33,059,773	1,130,335	18,855,052	731,353	14,118,023
Fidelity Series Growth & Income Fund Class F	305,003,624	38,192,728	65,792,710	5,866,128	255,905,456
Fidelity Series Growth Company Fund Class F	358,172,947	1,312,746	35,537,966	1,312,746	333,384,051
Fidelity Series High Income Fund Class F	227,000,643	13,462,901	47,074,142	9,023,634	168,071,537
Fidelity Series Inflation-Protected Bond Index Fund Class F	107,838,041	19,415,676	20,186,188	147,651	104,718,700
Fidelity Series International Growth Fund Class F	355,774,618	18,883,791	71,931,302	3,745,461	286,833,012
Fidelity Series International Small Cap Fund Class F	81,610,353	5,842,505	17,835,585	733,779	67,149,504
Fidelity Series International Value Fund Class F	352,236,247	20,835,834	70,757,534	6,618,520	285,978,765
Fidelity Series Intrinsic Opportunities Fund Class F	204,045,729	13,663,260	19,196,340	3,186,875	184,680,433
Fidelity Series Investment Grade Bond Fund Class F	2,067,261,932	94,896,932	385,030,928	41,406,072	1,689,653,098
Fidelity Series Opportunistic Insights Fund Class F	199,278,086	22,328,866	49,490,137	331,647	167,656,388
Fidelity Series Real Estate Equity Fund Class F	36,344,363	6,632,061	7,211,369	545,645	32,171,825
Fidelity Series Real Estate Income Fund Class F	32,431,380	2,033,945	4,833,311	1,302,746	28,053,856
Fidelity Series Short-Term Credit Fund Class F	146,378,600	16,671,844	62,354,844	1,036,152	99,684,702
Fidelity Series Small Cap Discovery Fund Class F	51,929,977	7,101,719	9,799,186	161,948	42,512,414
Fidelity Series Small Cap Opportunities Fund Class F	162,839,806	19,017,341	34,349,196	773,458	132,298,969
Fidelity Series Stock Selector Large Cap Value Fund Class F	266,530,923	40,985,918	53,331,089	3,912,419	217,237,257
Total	$6,721,048,097	$766,117,279	$1,362,147,440	$104,375,559	$5,729,742,889

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $5,505,677,886. Net unrealized appreciation aggregated $224,065,003, of which $418,710,347 related to appreciated investment securities and $194,645,344 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

December 31, 2015

FRX-X20-QTLY-0216
1.906839.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $782,307,871)	17,836,028	1,046,618,096

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $45,096,396)	6,236,572	30,746,299

International Equity Funds - 18.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $487,889,548)	44,248,003	461,949,155

Bond Funds - 30.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $777,492,355)	67,007,619	769,917,545

Inflation-Protected Bond Funds - 2.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $63,909,725)	6,206,574	59,210,715

Short-Term Funds - 7.8%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)
(Cost $201,002,216)	201,002,216	201,002,216
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,357,698,111)		2,569,444,026
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113,465)
NET ASSETS - 100%		$2,569,330,561

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$178,071,493	$39,806,497	$16,875,775	$236,290	$201,002,216
Fidelity Series Commodity Strategy Fund Class F	29,397,689	9,632,510	1,441,232	--	30,746,299
Fidelity Series Global ex U.S. Index Fund	451,093,557	106,134,435	39,591,767	11,705,043	461,949,155
Fidelity Series Inflation-Protected Bond Index Fund Class F	53,522,953	11,175,635	4,163,687	82,494	59,210,715
Spartan Total Market Index Fund Class F	1,016,028,091	177,778,676	108,708,956	19,933,852	1,046,618,096
Spartan U.S. Bond Index Fund Class F	730,103,959	152,460,032	89,665,098	14,236,343	769,917,545
Total	$2,458,217,742	$496,987,785	$260,446,515	$46,194,022	$2,569,444,026

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,366,626,395. Net unrealized appreciation aggregated $202,817,631, of which $273,987,991 related to appreciated investment securities and $71,170,360 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

December 31, 2015

X60-QTLY-0216
1.9858344.101

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $10,673,106)	177,273	10,402,355

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $261,142)	45,372	223,684

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $4,957,000)	435,761	4,549,347

Bond Funds - 10.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $1,732,040)	148,561	1,706,963
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $17,623,288)		16,882,349
NET OTHER ASSETS (LIABILITIES) - 0.0%		(819)
NET ASSETS - 100%		$16,881,530

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$47,185	$222,846	$9,505	$--	$223,684
Fidelity Series Global ex U.S. Index Fund	991,357	4,151,024	158,686	108,123	4,549,347
Spartan Total Market Index Fund Class F	2,251,929	9,007,024	527,220	171,471	10,402,355
Spartan U.S. Bond Index Fund Class F	369,806	1,531,378	165,266	18,840	1,706,963
Total	$3,660,277	$14,912,272	$860,677	$298,434	$16,882,349

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $17,650,734. Net unrealized depreciation aggregated $768,385, of which $45,047 related to appreciated investment securities and $813,432 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

December 31, 2015

F05-QTLY-0216
1.811313.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	422,732	$5,643,475
Fidelity Series 1000 Value Index Fund (a)	311,373	3,176,003
Fidelity Series All-Sector Equity Fund (a)	1,427,317	18,255,386
Fidelity Series Blue Chip Growth Fund (a)	1,133,089	12,905,880
Fidelity Series Commodity Strategy Fund (a)(b)	805,300	3,929,862
Fidelity Series Equity-Income Fund (a)	2,110,147	23,971,272
Fidelity Series Growth & Income Fund (a)	1,460,260	18,194,837
Fidelity Series Growth Company Fund (a)	1,813,898	23,399,278
Fidelity Series Intrinsic Opportunities Fund (a)	938,146	13,096,525
Fidelity Series Opportunistic Insights Fund (a)	799,311	11,901,738
Fidelity Series Real Estate Equity Fund (a)	170,933	2,295,634
Fidelity Series Small Cap Discovery Fund (a)	309,817	3,030,013
Fidelity Series Small Cap Opportunities Fund (a)	773,267	9,464,785
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,418,043	15,456,673
TOTAL DOMESTIC EQUITY FUNDS
(Cost $155,360,210)		164,721,361

International Equity Funds - 11.7%
Fidelity Series Emerging Markets Fund (a)	1,921,066	27,586,511
Fidelity Series International Growth Fund (a)	1,357,739	18,478,829
Fidelity Series International Small Cap Fund (a)	285,556	4,331,879
Fidelity Series International Value Fund (a)	1,928,885	18,420,856
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $70,880,200)		68,818,075

Bond Funds - 42.9%
Fidelity Series Emerging Markets Debt Fund (a)	389,981	3,572,222
Fidelity Series Floating Rate High Income Fund (a)	159,098	1,433,471
Fidelity Series High Income Fund (a)	2,020,531	17,315,950
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,997,550	19,036,653
Fidelity Series Investment Grade Bond Fund (a)	18,852,747	207,945,798
Fidelity Series Real Estate Income Fund (a)	266,127	2,850,218
TOTAL BOND FUNDS
(Cost $265,387,887)		252,154,312

Short-Term Funds - 17.4%
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	76,442,768	76,442,768
Fidelity Series Short-Term Credit Fund (a)	2,570,668	25,475,321
TOTAL SHORT-TERM FUNDS
(Cost $102,146,524)		101,918,089
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $593,774,821)		587,611,837
NET OTHER ASSETS (LIABILITIES) - 0.0%		8
NET ASSETS - 100%		$587,611,845

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	$53,736,658	$31,274,747	$8,568,638	$85,105	$76,442,768
Fidelity Series 100 Index Fund	6,275,981	679,246	1,383,572	128,732	5,643,475
Fidelity Series 1000 Value Index Fund	3,574,116	521,339	638,714	73,291	3,176,003
Fidelity Series All-Sector Equity Fund	20,495,442	3,215,878	3,727,358	174,588	18,255,386
Fidelity Series Blue Chip Growth Fund	15,854,437	3,782,077	5,406,661	15,974	12,905,880
Fidelity Series Commodity Strategy Fund	5,054,896	464,958	589,613	--	3,929,862
Fidelity Series Emerging Markets Debt Fund	4,099,321	293,116	602,658	184,056	3,572,222
Fidelity Series Emerging Markets Fund	25,272,843	8,903,073	2,418,938	337,753	27,586,511
Fidelity Series Equity-Income Fund	26,831,691	4,069,122	4,476,335	662,090	23,971,272
Fidelity Series Floating Rate High Income Fund	3,170,407	142,601	1,760,311	69,316	1,433,471
Fidelity Series Growth & Income Fund	20,454,897	3,045,975	3,804,992	375,843	18,194,837
Fidelity Series Growth Company Fund	24,102,011	84,745	1,408,473	54,288	23,399,278
Fidelity Series High Income Fund	22,117,636	1,814,441	4,058,309	890,340	17,315,950
Fidelity Series Inflation-Protected Bond Index Fund	19,420,974	2,426,995	2,376,763	6,222	19,036,653
Fidelity Series International Growth Fund	22,606,868	1,642,046	4,751,651	206,820	18,478,829
Fidelity Series International Small Cap Fund	5,149,802	438,136	1,092,345	39,541	4,331,879
Fidelity Series International Value Fund	22,223,858	1,775,373	4,511,485	389,471	18,420,856
Fidelity Series Intrinsic Opportunities Fund	13,666,097	1,259,103	848,020	201,827	13,096,525
Fidelity Series Investment Grade Bond Fund	233,440,707	15,052,683	29,989,625	4,774,635	207,945,798
Fidelity Series Opportunistic Insights Fund	13,309,437	1,763,222	2,860,441	3,024	11,901,738
Fidelity Series Real Estate Equity Fund	2,432,048	484,368	378,904	34,831	2,295,634
Fidelity Series Real Estate Income Fund	3,096,582	239,800	329,253	126,231	2,850,218
Fidelity Series Short-Term Credit Fund	40,926,018	2,151,358	17,329,993	261,765	25,475,321
Fidelity Series Small Cap Discovery Fund	3,620,151	468,911	592,573	6,173	3,030,013
Fidelity Series Small Cap Opportunities Fund	10,844,701	1,548,537	1,858,759	37,996	9,464,785
Fidelity Series Stock Selector Large Cap Value Fund	17,918,432	3,573,291	3,431,992	251,829	15,456,673
Total	$639,696,011	$91,115,141	$109,196,376	$9,391,741	$587,611,837

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $595,724,446. Net unrealized depreciation aggregated $8,112,609, of which $19,542,846 related to appreciated investment securities and $27,655,455 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

December 31, 2015

FRX-X15-QTLY-0216
1.906837.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $222,138,912)	5,608,341	329,097,450

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $14,927,891)	2,032,653	10,020,982

International Equity Funds - 16.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $150,215,631)	13,929,180	145,420,638

Bond Funds - 31.5%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $284,297,347)	24,555,733	282,145,371

Inflation-Protected Bond Funds - 3.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $30,456,388)	2,928,282	27,935,808

Short-Term Funds - 11.3%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)
(Cost $101,062,402)	101,062,402	101,062,402
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $803,098,571)		895,682,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,651)
NET ASSETS - 100%		$895,639,000

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$97,245,743	$17,223,402	$13,406,743	$123,330	$101,062,402
Fidelity Series Commodity Strategy Fund Class F	10,192,857	3,121,562	1,011,852	--	10,020,982
Fidelity Series Global ex U.S. Index Fund	151,133,912	33,424,951	21,423,248	3,717,539	145,420,638
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,256,240	4,618,902	3,302,356	40,504	27,935,808
Spartan Total Market Index Fund Class F	340,209,373	52,759,834	51,897,310	6,320,804	329,097,450
Spartan U.S. Bond Index Fund Class F	284,811,941	50,722,097	44,642,725	5,376,947	282,145,371
Total	$910,850,066	$161,870,748	$135,684,234	$15,579,124	$895,682,651

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $806,594,063. Net unrealized appreciation aggregated $89,088,588, of which $110,184,756 related to appreciated investment securities and $21,096,168 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2045 Fund

December 31, 2015

FF-K-45-QTLY-0216
1.907120.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,429,896	$139,134,812
Fidelity Series 1000 Value Index Fund Class F (a)	7,691,393	78,452,214
Fidelity Series All-Sector Equity Fund Class F (a)	35,196,560	449,460,075
Fidelity Series Blue Chip Growth Fund Class F (a)	27,933,570	318,163,365
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,462,740	41,721,306
Fidelity Series Equity-Income Fund Class F (a)	51,915,814	590,282,802
Fidelity Series Growth & Income Fund Class F (a)	36,162,559	451,308,743
Fidelity Series Growth Company Fund Class F (a)	43,306,968	558,659,882
Fidelity Series Intrinsic Opportunities Fund Class F (a)	22,556,705	315,117,164
Fidelity Series Opportunistic Insights Fund Class F (a)	19,654,081	293,238,892
Fidelity Series Real Estate Equity Fund Class F (a)	4,215,128	56,609,169
Fidelity Series Small Cap Discovery Fund Class F (a)	7,652,839	74,844,770
Fidelity Series Small Cap Opportunities Fund Class F (a)	18,940,827	233,161,578
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	35,088,838	382,819,222
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,734,595,603)		3,982,973,994

International Equity Funds - 28.2%
Fidelity Series Emerging Markets Fund Class F (a)	35,677,560	513,400,083
Fidelity Series International Growth Fund Class F (a)	39,567,409	539,303,780
Fidelity Series International Small Cap Fund Class F (a)	8,273,507	125,674,576
Fidelity Series International Value Fund Class F (a)	56,245,337	537,705,422
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,716,651,460)		1,716,083,861

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	4,063,642	37,222,961
Fidelity Series Floating Rate High Income Fund Class F (a)	1,687,989	15,208,778
Fidelity Series High Income Fund Class F (a)	20,727,817	177,637,391
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	3,085,496	29,435,630
Fidelity Series Investment Grade Bond Fund Class F (a)	2,793,283	30,837,840
Fidelity Series Real Estate Income Fund Class F (a)	2,827,408	30,281,535
TOTAL BOND FUNDS
(Cost $351,356,712)		320,624,135

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	48,331,778	48,331,778
Fidelity Series Short-Term Credit Fund Class F (a)	1,625,273	16,106,460
TOTAL SHORT-TERM FUNDS
(Cost $64,579,540)		64,438,238
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,867,183,315)		6,084,120,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(239,519)
NET ASSETS - 100%		$6,083,880,709

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$40,185,919	$27,799,067	$19,653,207	$58,896	$48,331,778
Fidelity Series 100 Index Fund Class F	134,364,716	22,568,014	18,569,197	3,222,648	139,134,812
Fidelity Series 1000 Value Index Fund Class F	76,370,087	15,996,513	6,863,042	1,837,538	78,452,214
Fidelity Series All-Sector Equity Fund Class F	442,596,515	96,887,205	46,276,893	4,982,475	449,460,075
Fidelity Series Blue Chip Growth Fund Class F	347,725,411	84,387,919	82,773,942	926,099	318,163,365
Fidelity Series Commodity Strategy Fund Class F	44,947,143	9,312,392	2,830,973	--	41,721,306
Fidelity Series Emerging Markets Debt Fund Class F	37,075,862	6,170,662	3,837,081	1,825,485	37,222,961
Fidelity Series Emerging Markets Fund Class F	463,603,778	163,715,028	32,319,605	7,007,419	513,400,083
Fidelity Series Equity-Income Fund Class F	575,271,601	130,379,527	55,360,731	16,127,233	590,282,802
Fidelity Series Floating Rate High Income Fund Class F	28,839,171	3,059,140	15,413,140	710,105	15,208,778
Fidelity Series Growth & Income Fund Class F	439,351,183	93,336,030	44,363,367	9,294,879	451,308,743
Fidelity Series Growth Company Fund Class F	506,286,818	39,679,753	--	2,199,801	558,659,882
Fidelity Series High Income Fund Class F	206,270,511	30,399,704	33,425,667	8,902,886	177,637,391
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	30,423,679	641,161	11,683	29,435,630
Fidelity Series International Growth Fund Class F	536,598,443	83,726,251	50,497,499	6,904,265	539,303,780
Fidelity Series International Small Cap Fund Class F	123,253,248	26,281,862	18,332,879	1,346,844	125,674,576
Fidelity Series International Value Fund Class F	528,439,860	82,921,755	41,771,774	12,200,229	537,705,422
Fidelity Series Intrinsic Opportunities Fund Class F	294,143,277	59,644,058	14,877,041	5,241,460	315,117,164
Fidelity Series Investment Grade Bond Fund Class F	36,180,564	27,931,887	31,714,444	842,448	30,837,840
Fidelity Series Opportunistic Insights Fund Class F	288,000,852	57,811,888	43,362,006	571,130	293,238,892
Fidelity Series Real Estate Equity Fund Class F	51,816,510	15,932,706	5,713,139	914,403	56,609,169
Fidelity Series Real Estate Income Fund Class F	28,442,017	5,486,401	2,076,369	1,317,991	30,281,535
Fidelity Series Short-Term Credit Fund Class F	34,213,249	2,467,593	20,366,381	219,584	16,106,460
Fidelity Series Small Cap Discovery Fund Class F	78,285,120	15,999,483	8,217,266	271,554	74,844,770
Fidelity Series Small Cap Opportunities Fund Class F	240,141,171	49,900,193	31,411,301	1,293,711	233,161,578
Fidelity Series Stock Selector Large Cap Value Fund Class F	384,178,458	96,630,613	34,394,706	6,771,243	382,819,222
Total	$5,966,581,484	$1,278,849,323	$665,062,811	$95,002,009	$6,084,120,228

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $5,877,345,278. Net unrealized appreciation aggregated $206,774,950, of which $462,257,759 related to appreciated investment securities and $255,482,809 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2010 Fund

December 31, 2015

FF-K-10-QTLY-0216
1.907105.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,660,288	$35,488,242
Fidelity Series 1000 Value Index Fund Class F (a)	1,958,823	19,979,992
Fidelity Series All-Sector Equity Fund Class F (a)	8,992,956	114,840,046
Fidelity Series Blue Chip Growth Fund Class F (a)	7,131,178	81,224,119
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,084,183	20,135,021
Fidelity Series Equity-Income Fund Class F (a)	13,268,744	150,865,622
Fidelity Series Growth & Income Fund Class F (a)	9,192,658	114,724,369
Fidelity Series Growth Company Fund Class F (a)	11,768,413	151,812,523
Fidelity Series Intrinsic Opportunities Fund Class F (a)	6,023,305	84,145,567
Fidelity Series Opportunistic Insights Fund Class F (a)	5,019,828	74,895,831
Fidelity Series Real Estate Equity Fund Class F (a)	1,073,380	14,415,498
Fidelity Series Small Cap Discovery Fund Class F (a)	1,944,015	19,012,463
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,809,494	59,204,876
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	8,913,309	97,244,198
TOTAL DOMESTIC EQUITY FUNDS
(Cost $897,263,250)		1,037,988,367

International Equity Funds - 14.6%
Fidelity Series Emerging Markets Fund Class F (a)	11,512,568	165,665,847
Fidelity Series International Growth Fund Class F (a)	9,071,106	123,639,175
Fidelity Series International Small Cap Fund Class F (a)	1,910,858	29,025,937
Fidelity Series International Value Fund Class F (a)	12,928,884	123,600,127
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $403,968,964)		441,931,086

Bond Funds - 39.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	2,009,647	18,408,364
Fidelity Series Floating Rate High Income Fund Class F (a)	823,253	7,417,513
Fidelity Series High Income Fund Class F (a)	10,321,402	88,454,418
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	8,323,908	79,410,083
Fidelity Series Investment Grade Bond Fund Class F (a)	88,689,935	979,136,886
Fidelity Series Real Estate Income Fund Class F (a)	1,378,480	14,763,520
TOTAL BOND FUNDS
(Cost $1,237,073,982)		1,187,590,784

Short-Term Funds - 11.9%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)	269,761,435	269,761,435
Fidelity Series Short-Term Credit Fund Class F (a)	9,052,895	89,714,191
TOTAL SHORT-TERM FUNDS
(Cost $360,272,291)		359,475,626
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,898,578,487)		3,026,985,863
NET OTHER ASSETS (LIABILITIES) - 0.0%		(121,308)
NET ASSETS - 100%		$3,026,864,555

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$192,026,291	$130,830,313	$53,095,169	$300,353	$269,761,435
Fidelity Series 100 Index Fund Class F	43,748,084	3,831,475	12,585,021	842,259	35,488,242
Fidelity Series 1000 Value Index Fund Class F	24,652,285	3,206,322	6,069,769	480,057	19,979,992
Fidelity Series All-Sector Equity Fund Class F	142,959,754	19,282,430	36,224,634	1,304,497	114,840,046
Fidelity Series Blue Chip Growth Fund Class F	111,841,765	29,554,293	51,809,493	258,543	81,224,119
Fidelity Series Commodity Strategy Fund Class F	28,830,156	1,737,824	5,226,895	--	20,135,021
Fidelity Series Emerging Markets Debt Fund Class F	23,666,750	1,259,955	5,370,901	1,016,755	18,408,364
Fidelity Series Emerging Markets Fund Class F	173,731,228	48,414,883	30,158,051	2,321,277	165,665,847
Fidelity Series Equity-Income Fund Class F	186,836,333	24,080,158	44,217,592	4,662,987	150,865,622
Fidelity Series Floating Rate High Income Fund Class F	18,144,186	606,391	10,703,092	386,085	7,417,513
Fidelity Series Growth & Income Fund Class F	142,632,022	18,436,124	36,683,828	2,703,140	114,724,369
Fidelity Series Growth Company Fund Class F	173,214,356	598,865	26,476,897	598,865	151,812,523
Fidelity Series High Income Fund Class F	125,373,657	7,481,785	30,801,272	4,878,786	88,454,418
Fidelity Series Inflation-Protected Bond Index Fund Class F	88,288,666	11,098,975	18,134,258	118,313	79,410,083
Fidelity Series International Growth Fund Class F	164,776,932	8,448,684	42,720,062	1,631,757	123,639,175
Fidelity Series International Small Cap Fund Class F	37,449,336	2,418,517	9,826,287	319,672	29,025,937
Fidelity Series International Value Fund Class F	161,945,521	9,338,973	40,644,070	2,883,459	123,600,127
Fidelity Series Intrinsic Opportunities Fund Class F	95,349,205	5,696,869	10,595,645	1,457,758	84,145,567
Fidelity Series Investment Grade Bond Fund Class F	1,227,012,891	46,733,152	243,110,558	24,301,134	979,136,886
Fidelity Series Opportunistic Insights Fund Class F	93,030,589	10,489,826	26,776,114	149,472	74,895,831
Fidelity Series Real Estate Equity Fund Class F	17,066,169	2,984,865	3,971,561	249,333	14,415,498
Fidelity Series Real Estate Income Fund Class F	17,866,158	1,027,968	3,282,811	697,544	14,763,520
Fidelity Series Short-Term Credit Fund Class F	153,813,150	6,928,353	70,054,232	1,011,582	89,714,191
Fidelity Series Small Cap Discovery Fund Class F	24,689,234	3,162,369	5,772,892	74,500	19,012,463
Fidelity Series Small Cap Opportunities Fund Class F	75,619,907	10,102,562	19,639,228	352,087	59,204,876
Fidelity Series Stock Selector Large Cap Value Fund Class F	125,032,437	21,123,891	32,283,270	1,762,271	97,244,198
Total	$3,669,597,062	$428,875,822	$876,233,602	$54,762,486	$3,026,985,863

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,903,584,092. Net unrealized appreciation aggregated $123,401,771, of which $213,721,271 related to appreciated investment securities and $90,319,500 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

December 31, 2015

AFF30-QTLY-0216
1.811336.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	15,020,905	$168,384,344
Fidelity Advisor Series Equity-Income Fund (a)	26,455,959	301,068,816
Fidelity Advisor Series Growth & Income Fund (a)	16,763,013	206,855,582
Fidelity Advisor Series Growth Opportunities Fund (a)	10,192,806	110,082,306
Fidelity Advisor Series Opportunistic Insights Fund (a)	10,325,667	154,885,004
Fidelity Advisor Series Small Cap Fund (a)	7,939,822	81,859,560
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	18,084,181	199,468,521
Fidelity Series 100 Index Fund (a)	6,796,365	90,731,477
Fidelity Series 1000 Value Index Fund (a)	3,264,608	33,299,006
Fidelity Series All-Sector Equity Fund (a)	15,602,245	199,552,709
Fidelity Series Commodity Strategy Fund (a)(b)	4,006,627	19,552,340
Fidelity Series Real Estate Equity Fund (a)	1,610,072	21,623,271
Fidelity Series Small Cap Opportunities Fund (a)	8,130,896	99,522,170
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,546,055,740)		1,686,885,106

International Equity Funds - 25.6%
Fidelity Series Emerging Markets Fund (a)	15,464,051	222,063,770
Fidelity Series International Growth Fund (a)	16,556,468	225,333,531
Fidelity Series International Small Cap Fund (a)	3,478,881	52,774,632
Fidelity Series International Value Fund (a)	23,569,097	225,084,875
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $687,650,684)		725,256,808

Bond Funds - 13.8%
Fidelity Series Emerging Markets Debt Fund (a)	1,899,372	17,398,251
Fidelity Series Floating Rate High Income Fund (a)	787,001	7,090,883
Fidelity Series High Income Fund (a)	9,734,375	83,423,591
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,486,743	14,168,663
Fidelity Series Investment Grade Bond Fund (a)	23,218,901	256,104,479
Fidelity Series Real Estate Income Fund (a)	1,320,117	14,138,458
TOTAL BOND FUNDS
(Cost $410,961,496)		392,324,325

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	777,152	7,717,122
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	23,127,305	23,127,305
TOTAL SHORT-TERM FUNDS
(Cost $30,897,116)		30,844,427
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,675,565,036)		2,835,310,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(568,207)
NET ASSETS - 100%		$2,834,742,459

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$170,939,544	$26,556,065	$32,965,307	$261,138	$168,384,344
Fidelity Advisor Series Equity-Income Fund	337,084,440	38,458,966	42,377,828	8,409,922	301,068,816
Fidelity Advisor Series Growth & Income Fund	234,898,179	27,237,113	34,447,429	4,285,112	206,855,582
Fidelity Advisor Series Growth Opportunities Fund	180,049,078	19,284,039	64,347,876	648,895	110,082,306
Fidelity Advisor Series Opportunistic Insights Fund	157,066,598	34,393,346	31,276,219	-	154,885,004
Fidelity Advisor Series Short-Term Credit Fund	13,309,442	611,431	5,843,417	92,196	7,717,122
Fidelity Advisor Series Small Cap Fund	95,609,790	10,776,144	13,803,737	207,103	81,859,560
Fidelity Advisor Series Stock Selector Large Cap Value Fund	227,730,290	33,705,395	26,154,111	7,035,847	199,468,521
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	27,494,891	5,177,434	11,031,330	31,652	23,127,305
Fidelity Series 100 Index Fund	102,298,856	6,094,589	18,763,679	2,080,803	90,731,477
Fidelity Series 1000 Value Index Fund	38,001,637	3,397,788	4,756,196	770,028	33,299,006
Fidelity Series All-Sector Equity Fund	227,959,760	26,010,342	33,430,476	1,912,430	199,552,709
Fidelity Series Commodity Strategy Fund	24,913,457	2,962,095	2,851,182	--	19,552,340
Fidelity Series Emerging Markets Debt Fund	19,779,598	1,526,708	2,862,319	896,662	17,398,251
Fidelity Series Emerging Markets Fund	227,769,807	54,879,213	33,186,816	2,753,499	222,063,770
Fidelity Series Floating Rate High Income Fund	15,494,247	618,116	8,384,372	351,773	7,090,883
Fidelity Series High Income Fund	106,346,466	8,884,396	15,761,776	4,348,214	83,423,591
Fidelity Series Inflation-Protected Bond Index Fund	946	15,145,127	808,649	700	14,168,663
Fidelity Series International Growth Fund	263,779,980	18,176,875	44,455,972	2,535,467	225,333,531
Fidelity Series International Small Cap Fund	60,471,957	6,551,299	11,760,627	482,787	52,774,632
Fidelity Series International Value Fund	259,813,671	16,714,635	40,399,134	4,774,665	225,084,875
Fidelity Series Investment Grade Bond Fund	237,385,975	77,259,082	46,086,011	5,429,248	256,104,479
Fidelity Series Real Estate Equity Fund	23,670,120	3,365,764	3,797,573	333,807	21,623,271
Fidelity Series Real Estate Income Fund	15,363,594	1,383,049	1,650,371	632,128	14,138,458
Fidelity Series Small Cap Opportunities Fund	115,222,466	11,868,283	15,433,333	398,724	99,522,170
Total	$3,182,454,789	$451,037,294	$546,635,740	$48,672,800	$2,835,310,666

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,680,545,107. Net unrealized appreciation aggregated $154,765,559, of which $251,729,096 related to appreciated investment securities and $96,963,537 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

December 31, 2015

FRX-X25-QTLY-0216
1.906841.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.8%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $631,632,155)	14,383,688	844,034,807

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $33,362,292)	4,686,795	23,105,900

International Equity Funds - 20.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $391,897,276)	35,560,192	371,248,405

Bond Funds - 27.8%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $518,813,266)	44,650,583	513,035,195

Inflation-Protected Bond Funds - 1.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $29,593,950)	2,884,747	27,520,482

Short-Term Funds - 3.5%
Fidelity Institutional Money Market Portfolio Class F 0.32% (a)(c)
(Cost $65,493,604)	65,493,604	65,493,604
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,670,792,543)		1,844,438,393
NET OTHER ASSETS (LIABILITIES) - 0.0%		(91,710)
NET ASSETS - 100%		$1,844,346,683

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$39,095,330	$29,169,592	$2,771,318	$64,708	$65,493,604
Fidelity Series Commodity Strategy Fund Class F	21,595,836	8,247,390	1,599,631	--	23,105,900
Fidelity Series Global ex U.S. Index Fund	360,217,432	97,589,079	41,135,666	9,340,464	371,248,405
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,467,212	6,615,033	1,956,008	37,330	27,520,482
Spartan Total Market Index Fund Class F	813,848,831	174,999,763	112,296,659	15,967,878	844,034,807
Spartan U.S. Bond Index Fund Class F	465,829,814	129,591,096	67,470,576	9,274,769	513,035,195
Total	$1,724,054,455	$446,211,953	$227,229,858	$34,685,149	$1,844,438,393

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,680,899,012. Net unrealized appreciation aggregated $163,539,381 of which $218,304,116 related to appreciated investment securities and $54,764,735 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2050 Fund

December 31, 2015

FRX-X50-QTLY-0216
1.906854.106

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $430,085,200)	8,858,242	519,801,615

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $15,935,091)	2,266,207	11,172,398

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $245,806,363)	21,778,728	227,369,920

Bond Funds - 10.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $86,627,246)	7,426,659	85,332,308
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $778,453,900)		843,676,241
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,200)
NET ASSETS - 100%		$843,639,041

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$9,303,161	$4,609,710	$311,191	$--	$11,172,398
Fidelity Series Global ex U.S. Index Fund	197,627,987	65,477,057	8,884,000	5,698,430	227,369,920
Spartan Total Market Index Fund Class F	448,906,657	113,423,333	23,540,620	9,679,878	519,801,615
Spartan U.S. Bond Index Fund Class F	73,845,102	23,761,702	9,854,602	1,503,929	85,332,308
Total	$729,682,907	$207,271,802	$42,590,413	$16,882,237	$843,676,241

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $781,153,852. Net unrealized appreciation aggregated $62,522,389, of which $94,509,169 related to appreciated investment securities and $31,986,780 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2055 Fund

December 31, 2015

FRX-55-QTLY-0216
1.927056.104

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $141,589,285)	2,596,314	152,351,733

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $4,453,556)	660,403	3,255,789

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $74,072,624)	6,380,820	66,615,758

Bond Funds - 10.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $25,299,324)	2,174,716	24,987,488
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $245,414,789)		247,210,768
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,503)
NET ASSETS - 100%		$247,199,265

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$2,335,329	$1,679,248	$73,607	$--	$3,255,789
Fidelity Series Global ex U.S. Index Fund	49,598,498	26,818,994	2,146,403	1,648,021	66,615,758
Spartan Total Market Index Fund Class F	112,662,412	50,851,355	5,715,736	2,768,898	152,351,733
Spartan U.S. Bond Index Fund Class F	18,532,010	9,777,525	2,667,633	412,220	24,987,488
Total	$183,128,249	$89,127,122	$10,603,379	$4,829,139	$247,210,768

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $245,924,886. Net unrealized appreciation aggregated $1,285,882, of which $12,692,568 related to appreciated investment securities and $11,406,686 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

December 31, 2015

AFF-QTLY-0216
1.811329.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	415,278	$4,655,262
Fidelity Advisor Series Equity-Income Fund (a)	731,097	8,319,880
Fidelity Advisor Series Growth & Income Fund (a)	464,004	5,725,806
Fidelity Advisor Series Growth Opportunities Fund (a)	281,788	3,043,312
Fidelity Advisor Series Opportunistic Insights Fund (a)	286,386	4,295,789
Fidelity Advisor Series Small Cap Fund (a)	219,666	2,264,761
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	500,558	5,521,157
Fidelity Series 100 Index Fund (a)	188,341	2,514,351
Fidelity Series 1000 Value Index Fund (a)	90,311	921,169
Fidelity Series All-Sector Equity Fund (a)	431,399	5,517,589
Fidelity Series Commodity Strategy Fund (a)(b)	367,391	1,792,871
Fidelity Series Real Estate Equity Fund (a)	44,718	600,565
Fidelity Series Small Cap Opportunities Fund (a)	224,713	2,750,492
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,642,415)		47,923,004

International Equity Funds - 7.5%
Fidelity Series Emerging Markets Fund (a)	649,671	9,329,278
Fidelity Series International Growth Fund (a)	322,747	4,392,584
Fidelity Series International Small Cap Fund (a)	67,893	1,029,944
Fidelity Series International Value Fund (a)	459,871	4,391,763
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,252,644)		19,143,569

Bond Funds - 48.0%
Fidelity Series Emerging Markets Debt Fund (a)	168,692	1,545,217
Fidelity Series Floating Rate High Income Fund (a)	69,308	624,468
Fidelity Series High Income Fund (a)	883,707	7,573,369
Fidelity Series Inflation-Protected Bond Index Fund (a)	995,534	9,487,442
Fidelity Series Investment Grade Bond Fund (a)	9,218,369	101,678,610
Fidelity Series Real Estate Income Fund (a)	114,510	1,226,399
TOTAL BOND FUNDS
(Cost $123,665,971)		122,135,505

Short-Term Funds - 25.7%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,655,660	16,440,704
Fidelity Institutional Money Market Portfolio Institutional Class 0.32% (a)(c)	49,098,506	49,098,506
TOTAL SHORT-TERM FUNDS
(Cost $65,647,209)		65,539,210
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $251,208,239)		254,741,288
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56,507)
NET ASSETS - 100%		$254,684,781

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,424,024	$1,513,077	$1,424,193	$7,133	$4,655,262
Fidelity Advisor Series Equity-Income Fund	8,782,837	2,421,690	2,042,577	224,064	8,319,880
Fidelity Advisor Series Growth & Income Fund	6,026,084	1,942,091	1,786,779	113,858	5,725,806
Fidelity Advisor Series Growth Opportunities Fund	4,699,714	935,295	2,381,051	17,725	3,043,312
Fidelity Advisor Series Opportunistic Insights Fund	4,065,046	1,589,100	1,244,443	-	4,295,789
Fidelity Advisor Series Short-Term Credit Fund	19,582,549	2,681,552	5,682,470	155,746	16,440,704
Fidelity Advisor Series Small Cap Fund	2,474,429	697,960	636,327	5,661	2,264,761
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,911,629	1,838,180	1,322,170	88,563	5,521,157
Fidelity Institutional Money Market Portfolio Institutional Class 0.32%	45,871,673	12,750,887	9,524,054	56,374	49,098,506
Fidelity Series 100 Index Fund	2,637,039	583,956	738,763	56,688	2,514,351
Fidelity Series 1000 Value Index Fund	974,884	254,608	230,585	21,021	921,169
Fidelity Series All-Sector Equity Fund	5,826,625	1,649,089	1,450,920	49,821	5,517,589
Fidelity Series Commodity Strategy Fund	2,192,292	470,820	444,704	--	1,792,871
Fidelity Series Emerging Markets Debt Fund	1,679,019	302,585	346,940	76,248	1,545,217
Fidelity Series Emerging Markets Fund	7,360,983	4,861,215	1,566,819	113,709	9,329,278
Fidelity Series Floating Rate High Income Fund	1,358,066	147,443	829,121	30,013	624,468
Fidelity Series High Income Fund	9,184,343	1,641,291	2,175,175	372,356	7,573,369
Fidelity Series Inflation-Protected Bond Index Fund	9,534,745	1,949,615	1,787,798	4,878	9,487,442
Fidelity Series International Growth Fund	5,549,631	1,201,602	2,009,046	48,823	4,392,584
Fidelity Series International Small Cap Fund	1,249,186	253,428	435,846	9,336	1,029,944
Fidelity Series International Value Fund	5,361,104	1,176,993	1,898,999	91,944	4,391,763
Fidelity Series Investment Grade Bond Fund	113,168,186	17,102,758	23,529,813	2,287,904	101,678,610
Fidelity Series Real Estate Equity Fund	616,665	188,079	144,377	8,848	600,565
Fidelity Series Real Estate Income Fund	1,318,889	218,981	245,517	53,259	1,226,399
Fidelity Series Small Cap Opportunities Fund	2,997,769	814,149	768,439	79,148	2,750,492
Total	$272,847,411	$59,186,444	$64,646,926	$3,973,120	$254,741,288

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $251,896,353. Net unrealized appreciation aggregated $2,844,935, of which $9,501,126 related to appreciated investment securities and $6,656,191 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016